As filed with the Securities and Exchange Commission on April 19, 2024
Registration Nos. 333-176870; 811-07772

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 22	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 157	☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor’s Principal Executive Offices)
1-605-335-5700
(Depositor’s Telephone Number)
Brett Agnew
Senior Vice President and Deputy General Counsel
Midland National Life Insurance Company
Sammons Financial Group
8300 Mills Civic Parkway
West Des Moines, IA 50266
(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
☒    on May 1, 2024 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
☐    this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Prospectus
May 1, 2024
LiveWell Variable Annuity
AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
ISSUED THROUGH:
Midland National Life Separate Account C
BY
Midland National Life Insurance Company

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract (the “Contract”), an individual flexible premium deferred variable annuity contract issued by Midland National Life Insurance Company. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. The minimum initial premium for a Contract is $10,000.
Please read this prospectus carefully and keep it for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.
You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. Upon cancellation, you will receive either the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, your premiums minus any partial withdrawals. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK. THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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DEFINITIONS
For your convenience, below is a glossary of the special terms we use in this prospectus.
Accumulation Unit means the units credited to each investment option in the separate account before the maturity date.
Accumulation Unit Value means the value of an Accumulation Unit of a Subaccount for a Valuation Period.

Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in-force Contract. This may also be referred to as account value.
Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.
Annuitization means an election of an annuity payment option.
Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract may be irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.
Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of an owner.
Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.
Company (or we/us) means Midland National Life Insurance Company.
Contract Anniversary means the same date in each Contract year as the issue date.
Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).
Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).
Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.
Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in-force and in the Accumulation phase. The amount of the death benefit is based on which death benefit option is elected and determined as of the business day that our Customer Service Center receives the required documentation in good order.
Enhanced Death Benefit means the optional Enhanced Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your accumulation value, (ii) your net premium, and (iii) your Enhanced Death Benefit value. For more detailed information, see the “Death Benefit” section.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.
Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” section.
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Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.
Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”).
Issue Age means the age of the owner on the last birthday before the issue date. In the case of Joint owners, Issue Age is based on the age of the oldest of the Joint Owners. For non-natural owners, Issue Age is based on the age of the Annuitant.
Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.
Maturity Date means the date, specified in your Contract, on which income payments will begin. The earliest possible maturity date is the first Contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.
Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.
Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.
Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the owner will be the payee. The beneficiary is the payee of the proceeds at the death of the owner, if the date of death is prior to the maturity date.
Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.
Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.
Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.
Return of Premium Death Benefit means the optional Return of Premium Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your accumulation value or (ii) your net premium. For more detailed information, see the “Death Benefit” section.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.
Subaccount means a division of our Registered Separate Account which invests exclusively in one share class of one Investment Portfolio. We may use this term interchangeably with the term “Investment Division.”

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the separate account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the separate account accumulation value on the date of surrender less any applicable surrender charge, quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.
Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day. Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.
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Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 9261, Des Moines, Iowa 50306-9261 or via fax (866) 511-7038. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, Des Moines, Iowa 50266-3833.

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SUMMARY
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KEY INFORMATION
Important Information You Should Consider About the Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge of up to 8% as a percent of premiums withdrawn during the first seven years following the premium payment. If you elect an Optional Value Endorsement and make a withdrawal within the first Contract Year after the premium payment, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges Summary – Fee Table – Transaction Expenses
Transaction Charges
You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and Deductions – Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Summary – Fee Table – Annual Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1,2,3]	0.94%	1.14%
Investment Portfolios[4] (Portfolio Company fees and expenses)	0.43%	2.56%
Optional benefits available for an additional charge	0.25%	0.55%

1 As a percentage of accumulated value in each investment option.
[2] Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
[3] Expenses could be lower if accumulated value is over $50,000.
4 As a percentage of average daily net assets of the investment option before any applicable waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.
			Annual Fund Expenses

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FEES AND EXPENSES	Lowest Annual Cost: $1,219	Highest Annual Cost: $3,397	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000	Assumes: •Investment of $100,000	Additional Information about LiveWell Variable Annuity - Suitability of the Contract
	•5% annual appreciation	•5% annual appreciation	Summary - Fee Table - Example
	•Least expensive combination of Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses	•Most expensive combination of Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
	•No optional death benefits	•No additional purchase payments, transfers, or withdrawals
	•No additional purchase payments, transfers, or withdrawals	•No sales charges
•No sales charges

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Principal Risks of Investing in the Contract

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RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	•We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15.	Detailed Information ABout the Contract –Your Accumulation Value – Transfers of Accumulation Value;
•We reserve the right to add, remove or substitute investment options.
	•The Company also has policies and procedures that attempt to detect and deter frequent transfers.	Transfer Limitations
Optional Benefits
•Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
Summary – Features of LiveWell Variable Annuity – Death Benefit
•Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.
	•Selection of certain benefits (i.e. Optional Value Endorsements) may subject you to a surrender charge.	Summary – Fee Table – Transaction Expenses
•We may modify or discontinue offering an optional benefit at any time.
TAXES		LOCATION IN PROSPECTUS
Tax Implications	•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Federal Tax Status
•There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
•Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Additional Information – Distribution of the Contracts
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

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OVERVIEW OF THE CONTRACT
What is the Contract, and what is it designed to do?
The LiveWell Contract is an individual flexible premium deferred variable annuity contract intended to help you accumulate assets for retirement through the various investment options offered.
The Contract also offers death benefits to help protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. Lastly, annuities provide you the option of electing from several types of annuity payments (settlement options), that can be guaranteed for a set timeframe or for your lifetime.
This Contract is intended for those with a long investment time horizon. It may not be appropriate if you need to make early or frequent withdrawals, intend to engage in frequent trading in the investment options or plan to use this as a short-term investment.
What are the phases of the Contract?
The Contract has two phases, the accumulation phase and the income phase.
During the accumulation phase, you may make one or more premium payments and can transfer the accumulation value between the various investment options which may be subject to some limitations. Additional information about the available investment options can be found in the “APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE CONTRACT.”
The income phase begins when we begin making payments to you. If you elect to annuitize the Contract, all or part of your accumulation value is converted into guaranteed annuity payments.
What are the Contract’s primary features?
Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the accumulation value to a the investment options offered.
Tax Treatment: The premium payments you put into the Contract accumulate on a tax-deferred basis. This means earnings are not taxed until money is withdrawn from the Contract such as: (1) making a withdrawal from the Contract, (2) receiving systematic payments from the Contract or (3) at the time the death benefit is paid.
Dollar Cost Averaging: You may choose to have automatic periodic transfers made monthly, quarterly, semi-annual or annual of a predetermined dollar amount from the source account (any investment option) into one or more of the other investment options offered under the Contract. The dollar cost averaging program allows such investments to be made in installments over time. The DCA program is not available when there is an active portfolio rebalancing program on the Contract.
Portfolio Rebalancing: This allows you to have us automatically reset the percentage of the accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis. This can help you select a specific asset allocation and maintain it over time. The portfolio rebalancing program is not available when there is an active DCA program on the Contract.
Death Benefits: The Contract offers a basic death benefit for your beneficiaries, ensuring they receive the minimum of your accumulation value. There are also two optional death benefits you may elect, for an additional charge, that may increase the death benefit.
Annuity Payment Options: You may elect to convert all or some of your accumulation value into guaranteed annuity payments from us. Annuitization terminates your death benefit. However, depending on the annuity payment option you select, such as period certain, annuity. payments continue after death of the Owner. See “Maturity Date - Payment Options” for payment options.
FEE TABLE
The following tables describe the fees and expenses for the Contract, that you will pay when purchasing, owning, making partial withdrawals from and surrendering the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between investment options. State premium taxes may also be deducted.
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Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Exchange Fee	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	8.0%
Exchange Fee[1]	$15
1    Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
2    See the table below.

Length of Time From Each Premium Payment (Number of Years)	Optional 5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses	Maximum Charge
Administrative Expenses (Annual Rate)[1]	$40

Base Contract Expenses[2] (as a percentage of average accumulation value)	Maximum Charge
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%
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Optional Death Benefit Expenses (as a percentage of average accumulation value)	Maximum Charge
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
1    Administrative Expenses consist of a contract maintenance fee. This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.
2    We refer to the base contract expenses as the separate account annual expenses elsewhere in this prospectus. The base contract expenses include a mortality and expense risk charge and an asset based administration expense charge. If you elect an Optional Value Endorsement, the base contract expenses are reduced. See “Charges and Deductions” for more information.

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE CONTRACT.”
Annual Portfolio Expenses

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2023	0.43%	2.56%
Expenses after reimbursements and/or fee waivers as of 12/31/2023[1]	0.28%	2.23%
1The Expenses after reimbursements and/or fee waivers as of 12/31/2023 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: This example shows the charges for a Contract without the Optional Value Endorsement (i.e., 1.10% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the highest level of portfolio expenses (without waiver of fees or expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$4,266	$12,895	$21,653	$44,129
Example 2: This example shows the charges for a Contract with the Optional 5-Year Value Endorsement (i.e., 1.00% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the highest level of portfolio expenses (without waiver of fees or expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,468	$17,110	$23,896	$43,308
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(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$4,168	$12,610	$21,196	$43,308

Example 3: This example shows the charges for a Contract with the Optional 7-Year Value Endorsement (i.e., 0.90% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the lowest level of portfolio expenses (without waiver of fees or expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,150	$11,431	$13,968	$22,433
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,950	$6,031	$10,368	$22,433
Example 4: This example shows the charges for a Contract without the Optional Value Endorsement (i.e., 1.10% base contract expenses and $40 annual administrative expenses), without the Enhanced Death Benefit and the lowest level of portfolio expenses (without waiver of fees or expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,849	$5,726	$9,852	$21,373
The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
Withdrawal Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.
Catastrophic Events Risk. Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which
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these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). Cybersecurity risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values or the ability of the underlying portfolios to calculate share values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.
FEATURES OF LIVEWELL VARIABLE ANNUITY
The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments. The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.
The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”). This Contract does not offer any additional tax benefits when purchased under a qualified plan. See “Suitability of the Contract” section for more detailed information.
Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.
This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this Contract:
•    if you are looking for a short-term investment; or
•    if you cannot risk getting back less money than you put in.
Your “Free Look” Right
You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations. See “Free Look” section for more details.

Your Accumulation Value
Your accumulation value depends on:
•    the amount and frequency of premium payments,
•    the selected investment option’s investment experience,
•    partial withdrawals, and
•    charges and deductions.
You bear the investment risk under the Contract. There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.
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Flexible Premium Payments
You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums. The minimum initial premium for a Contract is $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.
Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.
Investment Choices
You allocate your accumulation value to the investment options of our separate account available under this Contract, each of which invests in a Portfolio. Currently, we do not limit the maximum number of investment options in which you may invest. However, we reserve the right to limit the maximum number of investment options invested in at any one time.
Information regarding each Portfolio, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.), (iii) its investment adviser and any sub-adviser, (iv) current expenses, and (v) performance is available in an appendix to the prospectus. See “APPENDIX A - PORTFOLIOS AVAILABLE UNDER THE CONTRACT.” Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio, which are available online at www.srslivewell.com/prospectus or delivered (in paper or electronic format) upon request at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
Each Portfolio pays a different investment management or advisory fee and has different operating expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for the Portfolio.
We allocate your premiums and investment allocations to the investment options you choose. The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.
Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios). These risks and harmful effects include:
•    dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
•    an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and
•    increased brokerage and administrative expenses.
In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.
Surrenders and Partial Withdrawals
You may generally withdraw all or part of your surrender value at any time, before annuity payments begin. Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract. See “Surrenders and Partial Withdrawals” section within the "Detailed Information About the Contract" section for more information. The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable. You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect. See “Free Withdrawal Amount” section for more information.
If you elect the Optional Value Endorsement, then we will deduct surrender charges for partial withdrawals in excess of the free withdrawal amount, or full surrenders (including annuitizations) during the surrender charge period. Partial withdrawals will reduce
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your net premium, remaining premium, and accumulation value as well as the death benefit on this Contract. See “Surrenders and Partial Withdrawals” section within the "Detailed Information About the Contract" section for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement (including surrenders to begin annuity payments).
If you do not elect the Optional Value Endorsement, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.
You may also elect a systematic withdrawal option. See “Systematic Withdrawals” section.
A partial withdrawal or surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1⁄2. Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. See “FEDERAL TAX STATUS” section, and “Electing an Annuity Payment Option” section. Partial withdrawals could reduce the death benefit significantly and also the potential for increases in the enhanced death benefit. Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.
Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order. In the case of multiple primary beneficiaries, the amount received by each primary beneficiary will be their proportional share of the death benefit as of each primary beneficiary’s required documentation is in good order. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require. Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Death Benefit
The LiveWell Variable Annuity Contract pays the elected death benefit when the owner dies before the maturity date, if the Contract is still in-force. The death benefit is equal to:
a) the accumulation value death benefit, which equals the accumulation value;
b) if elected for additional charge, the return of premium death benefit, which equals the greater of accumulation value or net premium; or
c) if elected for additional charge, the enhanced death benefit, which equals the greatest of accumulation value, net premium, or the annual step-up value.
The death benefit options can only be elected at the time of application. If no election is made, the accumulation value death benefit (or, for Contracts purchased prior to January 1, 2021, the return of premium death benefit) will apply. The death benefit is determined at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order. Net premiums referenced above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals. Partial withdrawals, including required minimum distributions, will reduce the death benefit by the same
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proportion that the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of withdrawal, and could be reduced significantly. State premium taxes may also be deducted from all death benefit proceeds. See the “Death Benefit” section.
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ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY
SUITABILITY OF THE CONTRACT
Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule). In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the Contract is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes. Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.
This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.
OTHER PRODUCTS
We may offer other variable annuity contracts through our separate account that also invest in some of the same portfolios. These annuity contracts may have different charges and may offer different benefits. We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs. To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.
INQUIRIES AND CORRESPONDENCE
If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:
P.O. Box 9261
Des Moines, Iowa 50306-9261
Phone : (866) 747-3421 (toll-free)
Fax : (866) 511-7038 (toll-free)
You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price. The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833.
The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center. You bear those risks.
Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.
ELECTRONIC ACCOUNT INFORMATION
You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address
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P.O. Box 9261, Des Moines, Iowa 50306-9261 or by telephone at (866) 747-3421. After May 1, 2022, prospectuses and shareholder reports for investment options will be available online at srslivewell.com/prospectus; they will be delivered in paper or electronic format upon request to our Customer Service Center.
STATE VARIATIONS
Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract. See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX C – STATE VARIATIONS”. All material state variations are disclosed in Appendix C to this prospectus.
OUR SEPARATE ACCOUNT C AND ITS INVESTMENT OPTIONS
The separate account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The separate account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our separate account available under this Contract (some restrictions may apply).
Information regarding each Portfolio, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in “APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE CONTRACT” of this prospectus. Appendix A also includes information about “closed” investment options.
Our separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information. You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio. The portfolios’ prospectuses (or summary prospectuses) are available online at www.srslivewell.com/prospectus. You can also receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-3833.
The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio. Owners, through their indirect investment in the portfolios, bear the costs of these fees. The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios. Midland National and its affiliates may profit from these payments.
AMOUNTS IN OUR SEPARATE ACCOUNT
The amount you have in each investment option is represented by the value of the accumulation units. The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you. Amounts allocated, transferred or added to the investment options are used to purchase accumulation units. Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option. Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when an owner dies. We also redeem units to pay for certain charges.
We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day. The number of accumulation units credited to you will not vary because of changes in accumulation unit values.
The accumulation units of each investment option have different accumulation unit values. We determine accumulation unit values for the investment options at the end of each business day. The accumulation unit value for each investment option is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios. Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses. The accumulation unit values also reflect the daily asset charges we deduct from our separate account. Additional information about the accumulation unit values is contained in the SAI.
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WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT
We own the assets of our separate account and use them to support your Contract and other variable annuity contracts. We may permit charges owed to us to stay in the separate account. Thus, we may also participate proportionately in the separate account. These accumulated amounts belong to us and we may transfer them from the separate account to our general account. The assets in the separate account equal to the reserves and other liabilities of the separate account may not be charged with liabilities arising out of our other business. The obligations under the Contracts are our obligations, and we are obligated to pay all amounts promised to investors under the Contracts. The income, gains and losses (realized and unrealized) of the separate account are credited to or charged against the separate account without regard to our other income, gains, or losses. Under certain unlikely circumstances, one investment option of the separate account may be liable for claims relating to the operations of another investment option.
OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT
We have the right to modify how we operate the separate account. In making any changes, we may not seek approval of owners (unless approval is required by law). We have the right to:
•    add investment options to, or remove investment options from our separate account;
•    combine two or more investment options within our separate account;
•    withdraw assets relating to our variable annuities from one investment option and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;
•    eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company. This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the separate account’s purposes. However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;
•    end the registration of our separate account under the Investment Company Act of 1940;
•    operate our separate account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and
•    operate our separate account or one or more of the investment options in any other form the law allows, including a form that allows us to make direct investments. In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.
If any changes are made that result in a material change to any investment option, then you will be notified. We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios, subject to legal and regulatory requirements.
If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund investment option.
If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.
You may want to transfer the amount in that investment option as a result of changes we have made. If you do wish to transfer the amount you have in that investment option to another investment option of our separate account, then you may do so, without charge, by writing to our Customer Service Center. At the same time, you may also change how your premiums are allocated.
DETAILED INFORMATION ABOUT THE CONTRACT
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).
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If your application is complete and in good order (see “Administrative Procedures” section, then we will accept or reject it within two business days of receipt. If the application is incomplete, then we will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded. While your premium is in that account, your premium is not protected from claims of our general creditors.
We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period. If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.
There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our separate account.
We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect your investment performance and accumulation value. To obtain more information about these other contracts, contact our Customer Service Center.
FREE LOOK
You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. There are no investment restrictions during the Free Look period.
To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center. If you cancel your Contract, then we will return:
•    The accumulation value (which may be more or less than the premium payments you paid), or
•    If greater and required by your state, your premiums minus any partial withdrawals.
TAX-FREE “SECTION 1035” EXCHANGES
You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract, other charges may be higher (or lower), and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.
You should consult with and rely upon a tax adviser if you are considering a contract exchange.
PREMIUM PAYMENTS
You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month. Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. In addition, an initial or additional premium that
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would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.
Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders). We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.
The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-9261.
Allocation of Premium Payments
You will specify your desired premium allocation on the Contract’s application form. Your instructions in your application will dictate how to allocate your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions. We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.
Changing Your Premium Allocation Percentages
You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make. We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center. Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise. (See “Dollar Cost Averaging” section).
YOUR ACCUMULATION VALUE
Your accumulation value is the sum of your amounts in the various investment options. Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract. Transaction charges are made on the effective date of the transaction. Charges against our separate account are reflected daily.
There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our separate account. You bear the investment risk. An investment option’s performance will cause your accumulation value to go up or down each valuation period.
Transfers of Accumulation Value
You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted. The minimum transfer amount is $100 or 100% of the investment option if less than $100. The minimum amount does not have to come from or be transferred to just one investment option. The only requirement is that the total amount transferred that day equals the transfer minimum.
Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period. If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.
For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” section. Transfers may be delayed under certain circumstances. See “When We Pay Proceeds from This Contract” section. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.
We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.
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TRANSFER LIMITATIONS
Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners. In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect our owners and the portfolios from potentially harmful trading activity, we have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the separate account that may adversely affect other owners or portfolio shareholders.
More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading. We currently define excessive trading as:
•    More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”. Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.
•    Six round-trips involving the same investment option within a twelve month period.
We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days. We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days. If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.
We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies. Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors. For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.
In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.
To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, we will attempt to contact you by telephone for further instructions. If we are unable to contact you within 5 business days after we have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option. You should also be aware that as required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract. Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy. This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family. We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity. We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).
We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain
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investment options than others. We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others. For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.
Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception. We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
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•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.
Death Benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions / Limitations
Accumulation Value Death Benefit***	Pays the accumulation value.	Standard for Contracts issued on or after January 1, 2021	None	•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
Return of Premium Death Benefit***	Pays the greater of the accumulation value or net premium.	Optional for Contracts issued on or after January 1, 2021	0.25%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
		Standard for Contracts issued prior to January 1, 2021		•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

Enhanced Death Benefit***	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	Optional	0.55%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 80.
•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

*    See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES.”
** As a percentage of average accumulation value.
*** Benefit availability may vary by financial intermediary. You may obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center

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Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions / Limitations
Optional 5-Year Value Endorsement***	In exchange for a fee reduction (-10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

Optional 6-Year Value Endorsement***	In exchange for a fee reduction (-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
•The Optional 6-Year Value Endorsement is not offered on Contracts issued on or after May 1, 2020.

Optional 7-Year Value Endorsement***	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

** As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
*** Benefit availability may vary by financial intermediary. You may obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center
Other Standard Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (“DCA”) Program	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.	•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.
Portfolio Rebalancing Program	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program.
•The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.
•If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this
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option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
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If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If an owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
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If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
ACCUMULATION VALUE DEATH BENEFIT
For Contracts issued on or after January 1, 2021, this is the default death benefit at the time of application. There is no additional charge for this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives all required documentation in good order.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.25% (1.00% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant. This benefit is the standard death benefit for Contracts issued prior to January 1, 2021.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly.
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This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.55% (1.30% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:
a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
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The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
CHARGES, FEES AND DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE
We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.75%. This charge is included in the base contract expenses in the “Fee Table” section of the prospectus. If you elect one of the optional death benefits available for an additional charge, the mortality and expense risk charge is increased by the charge for the optional death benefit you elected. The investment option’s accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

ASSET BASED ADMINISTRATION CHARGE
We deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the separate account. This charge is included in the base contract expenses in the “Fee Table” section of the prospectus. We deduct this charge proportionally from each investment option. This charge is for our record keeping and other expenses incurred in maintaining the Contracts.
QUARTERLY CONTRACT MAINTENANCE FEE
We may deduct a quarterly Contract maintenance fee of $10. This charge is included in the administrative expenses in the “Fee Table” section of the prospectus. This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender. If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary, at full surrender or on the maturity date, no quarterly Contract maintenance fee is charged. If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.
TRANSFER CHARGE
We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.
CHARGES IN THE PORTFOLIOS
The fund companies charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.
In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.
STATE PREMIUM TAXES
Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity. State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state. This range is subject to change. The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico. These states and jurisdictions are subject to change.
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OTHER TAXES
At the present time, we do not make any charges to the separate account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such separate account or to the Contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.
OPTIONAL VALUE ENDORSEMENT – SURRENDER CHARGES
Please note: Owners who have a Contract without an Optional Value Endorsement can make withdrawals at any time and in any amount without being assessed a surrender charge.
If you elect the Optional 5- or 7-Year Value Endorsement on your application, you elect to add a 5- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment). In exchange for a 5- or 7-year declining surrender charge for each premium payment, we will reduce the separate account annual expenses by 0.10% (5-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fee Table” of this prospectus. This reduction will lower the total fees deducted from your separate account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period. For Contracts issued prior to May 1, 2020, the Optional 6-Year Value Endorsement, which reduces the separate account annual expenses by 0.15% in exchange for a 6-year surrender charge period, was also available for election.
If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount. This charge partially reimburses us for the costs of selling and distributing this Contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).
The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender. When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any. In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.
For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:
1)    First from premium payments no longer subject to a surrender charge;
2)    Then from the free withdrawal amount on a FIFO basis;
3)    Then from premium payments subject to a surrender charge on a FIFO basis; and
4)    Earnings, if any.
The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment. Premium payments are considered withdrawn in the order that they were received.
The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
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No surrender charge will be assessed upon:
(a)    payment of death benefits;
(b)    exercise of the free look right;
(c)    withdrawal less than or equal to the free withdrawal amount.
The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium amount.
Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.
The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.
Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount. The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column) is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0
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Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0
Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.
Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000. An additional premium of $50,000 is made on the 3rd Contract anniversary. If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0
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Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 – 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0
Free Withdrawal Amount
Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year. The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” section.
Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.
If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” section.
FEDERAL TAX STATUS
INTRODUCTION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.
ANNUITY CONTRACTS IN GENERAL
Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.
Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).
You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.
When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the
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investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner who is not a natural person should discuss these with a tax advisor.
Qualified and Non-Qualified Contracts
If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.
•    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity. Distributions from an IRA are generally subject to tax and, if made before age 59 1⁄2, may be subject to a 10% penalty tax.
•    Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.
Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option. Please refer to the SAI for detailed information on when distributions must begin from qualified contracts and how death benefit proceeds must be distributed.
Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner (or the annuitant if the owner is a non-natural person) in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the contract to attempt to maintain favorable tax treatment.
Owner Control
In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the separate account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying investment options, then the contract owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present. The ruling goes on to state that whether a contract owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.
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Surrenders and Partial Withdrawals
If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different rules apply for annuity payments. See “Annuity Payments” below.
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of your non-deductible premium payments. In many cases, the “investment in the contract” under a Qualified Contract is zero.
The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:
•    paid on or after the taxpayer reaches age 59 1⁄2;
•    paid after an owner dies;
•    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•    paid under an immediate annuity; or
•    which come from premium payments made prior to August 14, 1982.
Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.
Multiple Contracts
All nonqualified annuity contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.
Withholding
Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability. The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.
Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.
If, after annuitization, annuity payments stop because an annuitant has died, the excess (if any) of the “investment in the contract” is generally allowable as a deduction for your last taxable year.
If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. Such distribution rules apply to Non-Qualified Contracts. Other rules relating to distributions at death apply to Qualified
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Contracts. State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” section for more information.
Partial Annuitization
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract are intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Investment Income Surtax
Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the investment income tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Definition of Spouse under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:
•    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.
Transfers of Non-Qualified Contracts for less than full and adequate consideration by the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.
MATURITY DATE
The maturity date is the date on which income payments will begin under the annuity option you have selected. The earliest possible maturity date under the Contract is the first Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes). The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday. You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center. We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser. An investor cannot withdraw any Contract value amounts after the annuity commencement date.
If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:
1. take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or
2. convert the accumulation value, less any state premium tax and any surrender charge, into an annuity payable to the payee under one of the payment options as described below.
Electing an Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option. The first monthly annuity payment will be made within one month after the maturity date.
Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.
Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. We reserve the right to change the payment frequency so that payments are at least $100.
The annuitant’s actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
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The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.
Annuity payment options will be subject to our rules at the time of selection. We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes:

•    rules on the minimum amount we will pay under an option;
•    minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);
•    the naming of people who are entitled to receive payment and their beneficiaries; and
•    the ways of proving age, gender, and survival.
You must elect the payment option at least 30 days before the maturity date.
If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules. Consult a tax advisor before electing such an option.
Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment option. The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.
Payment Options
The following four payout options are available:
1.    Income for Specified Period: We pay installments for a specified period of 5 to 20 years. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.
2.    Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted. The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.
3.    Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
a.    Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the annuitant is alive. Therefore, if the annuitant dies after the first payment, then only one payment will be made.
b.    Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.
4.    Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.
ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE COMPANY
We are Midland National Life Insurance Company, a stock life insurance company. Our Principal Office address is:
Midland National Life Insurance Company
8300 Mills Civic Parkway
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West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.
Our Financial Condition
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments. We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.
We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information (“SAI”). You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038. The overnight mailing address is Midland National 8300 Mills Civic Parkway, West Des Moines, Iowa, 50266-3833.
PORTFOLIO VOTING RIGHTS
We invest the assets of our separate account investment options in shares of the portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
•    to elect the Funds’ or Trust’s Board of Directors/Trustees,
•    to ratify the selection of independent auditors for the portfolios,
•    on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
•    in some cases, to change the investment objectives and contracts.
Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.
The funds companies will determine if and how often shareholder meetings are held. As we receive notice of these meetings, we will ask for your voting instructions. The portfolios are not required to and generally do not hold a meeting in any given year.
If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio. We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.
HOW WE DETERMINE YOUR VOTING SHARES
You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested. We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.
If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES
Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any portfolio action, then we will see that appropriate
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action is taken to protect our owners. If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.
OUR REPORTS TO OWNERS
We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.
Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions in compliance with applicable regulatory requirements.
You should promptly notify our Customer Service Center of any errors or discrepancies. We will review and correct any errors.
We also currently intend to send you semi-annual reports with financial information on the portfolios.
CONTRACT PERIODS, ANNIVERSARIES
We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page. Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively. For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.
DIVIDENDS
We do not pay any dividends on the variable annuity Contract described in this prospectus.
CHANGE OF ADDRESS NOTIFICATION
To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses. We may also call you to verify the change of address.
MODIFICATION TO YOUR CONTRACT
Upon notice to you, we may modify your Contract to:
(a) permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency;
(b) assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
(c) reflect a change in the operation of the separate account; or
(d) provide additional investment options.
In the event of such modifications, we will make an appropriate endorsement to the Contract.

YOUR BENEFICIARY
You name your beneficiary in your Contract application. The beneficiary is entitled to the death benefit of the Contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the owner’s lifetime. We must receive written notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us. We will not be liable for any payment made before we receive and accept the written notice. If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
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ASSIGNING YOUR CONTRACT
You may assign your rights in a Non-Qualified Contract. You must send a copy of the assignment to our Customer Service Center. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.
This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market.
WHEN WE PAY PROCEEDS FROM THIS CONTRACT
We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.
We may delay payment or transfers for one or more of the following reasons:
•    We cannot determine the amount of the payment,
•    the New York Stock Exchange is closed,
•    trading in securities has been restricted by the SEC,
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,
•    The SEC by order permits us to delay payment to protect our owners, or
•    Your premium check(s) have not cleared your bank.
If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to the government agencies and departments.

DISTRIBUTION OF THE CONTRACTS
We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts. We pay commissions to Sammons Financial Network for sales of the Contracts.
Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.
We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.
Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of the Contract. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.
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Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.
We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers. Commissions and other incentives or payments described above are not charged directly to you or the separate account but they are reflected in the fees and charges that you do pay directly or indirectly.
REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

LEGAL PROCEEDINGS
Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the separate account, on the ability of Sammons Financial Network, LLC. to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

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APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of Portoflios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2023)
Type	Portfolio and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Asset Allocation	AB VPS Dynamic Asset Allocation B2,3 AllianceBernstein	1.18	13.48	4.03	3.22
Small Company	AB VPS Small Cap Growth B2,3 AllianceBernstein	1.15	17.73	10.29	8.26
Small Company	AB VPS Discovery Value B AllianceBernstein	1.05	16.86	10.51	7.29
Aggressive Growth	Alger Capital Appreciation S Alger	1.19	42.78	15.14	12.25
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III[2] ALPS	1.30	13.91	10.67	2.70
Growth and Income	ALPS/Red Rocks Global Opportunity III[2] ALPS	2.23	28.80	11.63
Asset Allocation	American Funds IS® Asset Allocation 4 American Funds	0.80	14.02	8.93	6.98
Balanced	American Funds IS® Global Balanced 4 American Funds	1.00	13.45	7.16	5.20
Growth	American Funds IS® Capital Inc Builder®4[2] American Funds	0.77	8.76	7.18
World Stock	American Funds IS® Capital Wld Gr&Inc 4 American Funds	0.92	20.65	10.07	7.36
World Stock	American Funds IS® Global Growth 4 American Funds	0.91	22.29	13.36	9.30
Small Company	American Funds IS® Global Small Cap 4 American Funds	1.16	15.79	8.03	5.51
Growth	American Funds IS® Growth 4 American Funds	0.84	38.14	18.38	14.07
Growth and Income	American Funds IS® Growth-Income 4 American Funds	0.78	25.82	13.08	10.63
Foreign Stock	American Funds IS® International 4 American Funds	1.03	15.56	4.58	3.15
Foreign Stock	American Funds IS® Intl Gr And Inc 4[2] American Funds	1.05	15.66	5.86	3.06
Growth	American Funds IS® New World 4[2] American Funds	1.07	15.67	8.37	4.43
Corporate Bond - General	American Funds IS® The Bond Fd of Amer 4 American Funds	0.71	4.72	1.62	1.83
Government Bond - General	American Funds IS® Ultra-Short Bond 4 American Funds	0.80	4.44	1.12	0.53
Corporate Bond - High Quality	American Funds IS® US Government Secs 4[2] American Funds	0.74	2.62	0.79	1.27
Growth and Income	American Funds IS® Washington Mut Inv 4[2] American Funds	0.75	16.97	12.33	9.64
Asset Allocation	BlackRock 60/40 Trgt Allc ETF VI III[2] BlackRock	0.58	15.32	8.69
Growth	BlackRock Advantage Lg Cp Cor V.I. III[2,3] BlackRock	0.87	24.90	14.43	10.85
Growth and Income	BlackRock Basic Value V.I. 3[2] BlackRock	0.99	16.24	11.26	7.44
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Equity-Income	BlackRock Equity Dividend V.I. III[2] BlackRock	0.92	11.99	11.27	8.73
Asset Allocation	BlackRock Global Allocation V.I. III[2] BlackRock	1.01	12.49	7.38	4.63
Growth	BlackRock Large Cap Focus Gr Equity V.I. III (formerly BlackRock Large Cap Focus Gr V.I. III)[2] BlackRock	1.05	52.47	16.05	13.38
Growth and Income	Calvert VP S&P 500 Index[2,3] Calvert Research and Management	0.28	25.92	15.39	11.68
Balanced	Calvert VP SRI Balanced F Calvert Research and Management	0.89	16.42	9.99	7.14
Growth	Calvert VP SRI Mid Cap Calvert Research and Management	0.99	11.64	8.80	6.19
Growth	ClearBridge Variable Aggressive Gr II3 Franklin Templeton Investments	1.07	24.13	8.05	6.38
Equity-Income	ClearBridge Variable Dividend Strat II Franklin Templeton Investments	0.99	14.01	13.35	10.17
Growth	ClearBridge Variable Large Cap Growth II Franklin Templeton Investments	1.01	43.66	15.22	12.99
Growth	ClearBridge Variable Mid Cap II Franklin Templeton Investments	1.08	12.62	10.46	6.83
Small Company	ClearBridge Variable Small Cap Growth II Franklin Templeton Investments	1.05	8.12	9.29	7.62
Growth and Income	Columbia VP Contrarian Core 2[2] Columbia Threadneedle	0.93	31.89	16.54	11.54
Equity-Income	Columbia VP Dividend Opportunity 2[2] Columbia Threadneedle	0.98	4.84	10.20	7.74
Diversified Emerging Markets	Columbia VP Emerging Markets 2[2] Columbia Threadneedle	1.34	9.19	3.40	2.38
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2 Columbia Threadneedle	1.00	10.02	1.57	2.20
Corporate Bond - High Yield	Columbia VP High Yield Bond 2[2] Columbia Threadneedle	0.89	11.87	5.31	4.17
Growth	Columbia VP Select Large Cap Value 2 Columbia Threadneedle	0.94	5.11	11.86	8.85
Growth	Columbia VP Select Mid Cap Value 2 Columbia Threadneedle	1.07	10.05	13.05	8.16
Specialty - Technology	Columbia VP Seligman Global Tech 2[2] Columbia Threadneedle	1.21	44.87	25.34	20.11
Growth	Columbia VP Small Cap Value 2 Columbia Threadneedle	1.13	21.67	13.39	8.40
Multisector Bond	Columbia VP Strategic Income 2[2] Columbia Threadneedle	0.93	9.20	2.91	2.99
Government Bond - Mortgage	Columbia VP US Government Mortgage 2 Columbia Threadneedle	0.70	5.43	(0.07)	1.33
Equity-Income	Donoghue Forlines Dividend VIT 1[3] Donoghue Forlines LLC	2.02	(1.58)	0.71	0.89
Asset Allocation	DWS Alternative Asset Allocation VIP B DWS	1.21	5.67	5.70	2.63
Growth	DWS CROCI US VIP B3 DWS	1.02	20.37	8.26	4.74
Growth	DWS Equity 500 Index VIP B2 DWS	0.65	25.49	14.96	11.37
Small Company	DWS Global Small Cap VIP B3 DWS	1.15	24.20	8.85	3.54
Corporate Bond - High Yield	DWS High Income VIP B DWS	1.10	11.07	4.97	3.72
Small Company	DWS Small Cap Index VIP B DWS	0.67	16.33	9.34	6.59
Growth	DWS Small Mid Cap Value VIP B2,3 DWS	1.18	14.59	8.38	5.13
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Income	Eaton Vance VT Floating-Rate Inc Init Eaton Vance	1.17	11.21	4.13	3.22
Corporate Bond - High Yield	Federated Hermes High Income Bond II S2 Federated	1.06	12.47	4.49	3.87
Growth	Federated Hermes Kaufmann II S Federated	1.80	14.86	7.04	8.39
Growth and Income	Federated Hermes Managed Volatility II S Federated	1.22	8.33	5.88	3.93
Growth	Fidelity® VIP Contrafund Service 2 Fidelity Investments	0.85	33.12	16.36	11.33
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2 Fidelity Investments	1.17	9.49	7.55	4.92
Specialty - Natural Resources	Fidelity® VIP Energy Service 2 Fidelity Investments	0.89	0.70	13.36	2.37
Growth and Income	Fidelity® VIP FundsManager 50% Service 2[2] Fidelity Investments	0.85	12.65	7.36	5.35
Growth and Income	Fidelity® VIP FundsManager 70% Service 2[2] Fidelity Investments	0.93	15.57	9.58	6.74
Growth and Income	Fidelity® VIP FundsManager 85% Service 2[2] Fidelity Investments	0.97	17.48	11.10	7.72
Money Mkt - Government	Fidelity® VIP Government MMKT Service 2[1] Fidelity Investments	0.49	4.67	1.58	0.97
Growth	Fidelity® VIP Growth Opportunities Svc 2 Fidelity Investments	0.88	45.30	18.79	15.44
Growth and Income	Fidelity® VIP High Income Service 2[3] Fidelity Investments	1.06	10.24	3.60	3.14
Foreign Stock	Fidelity® VIP Intl Capital Apprec Svc 2 Fidelity Investments	1.07	27.18	11.15	7.48
Corporate Bond - General	Fidelity® VIP Investment Grade Bd Svc 2 Fidelity Investments	0.65	6.00	1.72	2.08
Growth	Fidelity® VIP Mid Cap Service 2 Fidelity Investments	0.86	14.80	12.17	7.85
Foreign Stock	Fidelity® VIP Overseas Service 2[3] Fidelity Investments	1.02	20.22	9.71	4.65
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2 Fidelity Investments	0.89	10.89	4.96	5.77
Multisector Bond	Fidelity® VIP Strategic Income Service 2 Fidelity Investments	0.92	9.18	3.47	3.10
Growth	Fidelity® VIP Value Strategies Service 2[3] Fidelity Investments	0.89	20.61	16.63	9.10
Growth	Franklin DynaTech VIP Fund - Class 2 Franklin Templeton Investments	0.96	43.77	13.76	10.37
Specialty - Real Estate	Franklin Global Real Estate VIP 2 Franklin Templeton Investments	1.25	11.43	3.88	3.78
Growth and Income	Franklin Income VIP 2 Franklin Templeton Investments	0.71	8.62	6.98	5.01
Growth and Income	Franklin Multi-Asst Dyn Mlt-Strat VIT II3 Franklin Templeton Investments	1.27
World Stock	Franklin Mutual Global Discovery VIP 2[3] Franklin Templeton Investments	1.18	20.31	10.16	5.98
Growth	Franklin Mutual Shares VIP 2[3] Franklin Templeton Investments	0.94	13.46	7.82	5.43
Growth and Income	Franklin Rising Dividends VIP 2 Franklin Templeton Investments	0.90	12.08	13.75	10.23
Asset Allocation	Franklin VolSmart Allocation VIP 2 Franklin Templeton Investments	1.00	11.72	9.71
Small Company	Guggenheim Var Ser Q (Small Cap Value) Guggenheim Investments	1.12	10.28	10.21	5.55
Growth and Income	Guggenheim VT Global Mgd Futures Strat Guggenheim Investments	1.90	3.80	5.28	1.87
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Growth	Guggenheim VT Long Short Equity Guggenheim Investments	1.78	12.75	5.76	3.32
Growth	Guggenheim VT Multi-Hedge Strategies[2] Guggenheim Investments	1.67	4.37	4.21	2.52
Foreign Stock	Invesco Oppenheimer VI Intl Gr II2 Invesco	1.25	20.64	8.43	3.57
Growth	Invesco V.I. Discovery Mid Cap Growth II Invesco	1.11	12.85	12.47	9.51
Small Company	Invesco V.I. Main Street Small Cap II Invesco	1.12	17.82	12.78	8.66
Asset Allocation	Invesco VI Balanced-Risk Allocation II2 Invesco	1.13	6.40	4.66	3.79
Income	Invesco VI Core Plus Bond II2 Invesco	0.86	5.85	1.64	2.47
Equity-Income	Invesco VI Diversified Dividend II Invesco	0.92	8.77	9.53	7.53
Growth and Income	Invesco VI Equally Wtd S&P 500 II Invesco	0.57	13.43	13.17	9.76
Equity-Income	Invesco VI Equity and Income II Invesco	0.82	10.24	9.64	6.78
World Stock	Invesco VI Global II Invesco	1.06	34.45	12.02	8.20
Growth	Invesco VI Main Street II Invesco	1.05	22.83	13.28	9.74
Small Company	Invesco VI Small Cap Equity II Invesco	1.20	16.26	12.14	6.28
Balanced	Janus Henderson VIT Balanced Svc Janus Henderson	0.86	15.13	9.37	7.73
Growth	Janus Henderson VIT Enterprise Svc Janus Henderson	0.96	17.78	13.14	11.82
Income	Janus Henderson VIT Flexible Bond Svc[2] Janus Henderson	0.82	5.29	1.55	1.66
Specialty - Technology	Janus Henderson VIT Glb Tech&Innvt Svc Janus Henderson	0.97	54.27	20.05	16.86
World Stock	Janus Henderson VIT Global Rsrch Svc Janus Henderson	0.89	26.47	13.05	8.74
Growth	Janus Henderson VIT Mid Cap Value Svc Janus Henderson	0.91	11.11	9.94	6.91
Foreign Stock	Janus Henderson VIT Overseas Svc Janus Henderson	1.14	10.58	10.92	3.38
Growth	Janus Henderson VIT Research Svc[3] Janus Henderson	0.81	42.81	16.54	12.21
Specialty - Financial	JHVIT Financial Industries II2 John Hancock	1.10	4.98	9.44	6.82
Growth	JHVIT Fundamental All Cap Core II3 John Hancock	0.96	35.10	18.07	12.04
Growth and Income	JHVIT Select Bond II2 John Hancock	0.85	5.88	1.13	1.67
Multisector Bond	JHVIT Strategic Income Opportunities II2 John Hancock	0.97	7.23	3.06	2.59
Asset Allocation	Lazard Ret Global Dyn Multi Asst Svc[2] Lazard	1.06	10.81	4.00	3.77
Foreign Stock	Lazard Retirement International Eq Ser[2] Lazard	1.11	15.88	6.42	2.98
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC Lord Abbett	0.89	6.55	3.14	3.49
Growth	Lord Abbett Series Developing Growth VC2,3 Lord Abbett	1.04	8.17	8.90	6.82
Growth and Income	Lord Abbett Series Fundamental Eq VC2 Lord Abbett	1.08	14.63	9.70	7.00
4

Income	Lord Abbett Series Short Duration Inc VC Lord Abbett	0.84	5.05	1.69
Balanced	LVIP American Century Balanced Service Class[2] Lincoln Financial	1.02	16.12	8.20	6.28
Growth and Income	LVIP American Century Disciplined Core Value Service Class Lincoln Financial	0.96	8.24	9.92	7.92
Government Bond - Treasury	LVIP American Century Inflation Protection Service Class Lincoln Financial	0.77	3.40	2.65	1.90
Growth	LVIP American Century Mid Cap Value Service Class Lincoln Financial	1.01	6.03	10.90	8.61
Growth	LVIP American Century Ultra® Service Class[2] Lincoln Financial	0.90	43.27	19.07	14.47
Growth	LVIP American Century Value Service Class[2] Lincoln Financial	0.86	9.02	11.71	8.36
Growth and Income	Macquarie VIP Asset Strategy II (formerly Delaware Ivy VIP Asset Strategy II)[2,3] Delaware Funds by Macquarie	0.87	13.90	8.27	3.48
Balanced	Macquarie VIP Balanced II (formerly Delaware Ivy VIP Balanced II)[3] Delaware Funds by Macquarie	1.06	16.09	9.49	6.37
Specialty - Natural Resources	Macquarie VIP Energy II (formerly Delaware Ivy VIP Energy II)[3] Delaware Funds by Macquarie	1.23	4.05	7.75	(2.42)
Foreign Stock	Macquarie VIP Global Growth II (formerly Delaware Ivy VIP Global Growth II)[2,3] Delaware Funds by Macquarie	1.13	19.90	12.10	7.66
Growth	Macquarie VIP Growth II (formerly Delaware Ivy VIP Growth II)[3] Delaware Funds by Macquarie	1.00	38.00	18.41	14.09
Corporate Bond - High Yield	Macquarie VIP High Income II (formerly Delaware Ivy VIP High Income II)[3] Delaware Funds by Macquarie	0.92	11.95	4.46	3.70
Foreign Stock	Macquarie VIP International Cor Eq II (formerly Delaware Ivy VIP International Cor Eq II)[3] Delaware Funds by Macquarie	1.17	15.65	7.56	4.00
Growth	Macquarie VIP Mid Cap Growth II (formerly Delaware Ivy VIP Mid Cap Growth II)[2,3] Delaware Funds by Macquarie	1.10	19.59	14.63	10.47
Specialty - Natural Resources	Macquarie VIP Natural Resources II (formerly Delaware Ivy VIP Natural Resources II)[3] Delaware Funds by Macquarie	1.25	1.63	7.86	(0.36)
Specialty - Technology	Macquarie VIP Science and Tech II (formerly Delaware Ivy VIP Science and Tech II)[3] Delaware Funds by Macquarie	1.17	39.05	17.17	10.87
Small Company	Macquarie VIP Small Cap Growth II (formerly Delaware Ivy VIP Small Cap Growth II)[3] Delaware Funds by Macquarie	1.14	13.11	7.89	6.28
Growth	Macquarie VIP Smid Cap Core II (formerly Delaware Ivy VIP Smid Cap Core II)[3] Delaware Funds by Macquarie	1.22	15.71	9.63	7.70
World Stock	Macquarie VIP International Ser Std (formerly Delaware VIP International Ser Std)[2,3] Delaware Funds by Macquarie	0.86	13.56	6.07	4.76
Growth	Macquarie VIP Opp Ser Standard (formerly Delaware VIP Opp Ser Standard)[3] Delaware Funds by Macquarie	0.83	16.30	12.25	7.37
Growth	Macquarie VIP Total Return Ser Std (formerly Delaware VIP Total Return Ser Std)[3] Delaware Funds by Macquarie	0.83	12.63	7.06	4.90
5

Growth	MFS® VIT II Blended Rsrch Core Eq Svc[2] MFS	0.69	28.20	15.53	10.82
Corporate Bond - General	MFS® VIT II Corporate Bond Service[2] MFS	0.88	8.89	2.43	2.56
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc[2] MFS	1.48	10.71	1.79	1.31
Asset Allocation	MFS® VIT II Global Tactical Allc Svc[2] MFS	1.02	9.35	4.69	3.62
Foreign Stock	MFS® VIT II International Intrs Val Svc[2] MFS	1.15	17.37	8.31	6.66
Specialty - Technology	MFS® VIT II Technology Svc[2] MFS	1.13	53.82	17.36	15.28
Specialty - Real Estate	MFS® VIT III Global Real Estate Service[2] MFS	1.17	11.20	6.16	6.28
Growth	MFS® VIT New Discovery Svc[2] MFS	1.12	14.25	10.81	7.41
Specialty - Utility	MFS® VIT Utilities Series Service[2] MFS	1.03	(2.33)	8.05	6.13
Growth and Income	PIMCO Dynamic Bond Adv PIMCO	1.11	6.99	2.14	2.68
Growth and Income	PIMCO Glbl Mgd Ast Allc Ptf Adv[2] PIMCO	1.30	12.85	7.20	5.14
Worldwide Bond	PIMCO Global Bond Opps (Unhedged) Adv[3] PIMCO	1.06	5.16	0.87	0.99
Income	PIMCO Income Advisor PIMCO	0.92	8.14	3.22
Growth and Income	PIMCO International Bond (USD-Hdg) Adv PIMCO	1.11	8.89	1.54	2.95
Growth and Income	PIMCO VIT All Asset Adv[2] PIMCO	1.64	8.02	5.90	3.93
Growth and Income	PIMCO VIT CommodityRealReturn® Strat Adv PIMCO	1.39	(7.93)	8.46	(0.90)
Growth and Income	PIMCO VIT Emerging Markets Bond Adv PIMCO	1.14	11.00	2.14	2.68
Corporate Bond - High Yield	PIMCO VIT High Yield Adv PIMCO	0.86	12.11	4.72	4.04
Growth and Income	PIMCO VIT Low Duration Adv PIMCO	0.77	4.87	0.88	0.82
Worldwide Bond	PIMCO VIT Real Return Adv PIMCO	0.87	3.57	3.05	2.15
Corporate Bond - General	PIMCO VIT Short-Term Adv PIMCO	0.71	5.80	2.02	1.77
Growth and Income	PIMCO VIT Total Return Adv PIMCO	0.77	5.83	0.98	1.61
Corporate Bond - General	Pioneer Bond VCT ll Amundi US	0.80	6.68	1.55	2.00
Equity-Income	Pioneer Equity Income VCT II Amundi US	1.03	7.17	9.08	8.16
Corporate Bond - High Yield	Pioneer High Yield VCT II3 Amundi US	1.19	10.99	3.85	3.04
Income	Pioneer Strategic Income VCT II2,5 Amundi US	1.04	8.06	2.41	2.41
Growth and Income	Pioneer VCT II Amundi US	1.01	28.58	16.45	11.94
Growth	Principal Blue Chip 3[2] Principal Funds	1.05	39.09
Balanced	Principal Diversified Balanced 3 Principal Funds	0.64	13.72	7.27	5.80
Growth	Principal Diversified Growth 3 Principal Funds	0.65	16.40	9.14	7.03
6

Income	Principal Diversified Income 3 Principal Funds	0.62	11.08	5.32	4.52
Equity-Income	Principal Equity Income 3 Principal Funds	0.88	11.00	10.53	8.92
Growth	PSF Mid-Cap growth Portfolio II3 PGIM Investments	1.05	23.04	14.74	9.39
Specialty - Natural Resources	PSF Natural Resources Portfolio II2,3 PGIM Investments	0.89	1.58	13.73	0.96
Growth	PSF PGIM Jennison Blend Port II3 PGIM Investments	0.86	31.98	14.25	10.08
Small Company	Royce Capital Micro-Cap Svc[2,3] Royce Investment Partners	1.41	18.56	11.84	5.28
Small Company	Royce Capital Small-Cap Svc[2] Royce Investment Partners	1.40	25.53	9.90	5.35
Specialty - Health	Rydex Var Biotechnology[3] Rydex Funds	1.77	5.53	7.01	6.64
Growth	Rydex Var S&P 500 Pure Growth[3] Rydex Funds	1.67	6.47	9.42	7.94
Growth	Rydex Var S&P MidCap 400 Pure Growth[3] Rydex Funds	1.67	14.68	8.44	4.50
Growth	T. Rowe Price Blue Chip Growth Port II2 T. Rowe Price	1.00	48.96	13.22	12.03
Equity-Income	T. Rowe Price Equity Income Port II T. Rowe Price	0.99	9.31	10.92	7.57
Specialty - Health	T. Rowe Price Health Sciences Port II T. Rowe Price	1.19	2.68	10.96	11.03
Growth	T. Rowe Price Mid-Cap Growth Port II T. Rowe Price	1.09	19.63	11.36	10.22
Diversified Emerging Markets	Templeton Developing Markets VIP 2 Franklin Templeton Investments	1.37	12.62	4.22	2.32
Foreign Stock	Templeton Foreign VIP 2[2] Franklin Templeton Investments	1.09	20.76	5.27	1.28
Income	Templeton Global Bond VIP 2[2] Franklin Templeton Investments	0.77	2.88	(2.13)	(0.66)
Growth	VanEck VIP Global Resources Fund S VanEck	1.33	(3.84)	10.34	(1.26)
Growth and Income	Western Asset Core Plus VIT II Franklin Templeton Investments	0.76	6.44	0.98	1.24
Corporate Bond - High Yield	Western Asset Variable Glbl Hi Yld Bd II3 Franklin Templeton Investments	1.04	9.96	3.17	2.63

1During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
2This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
3This Investment Option is closed to new investors.
7

APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES
Enhanced Death Benefit Value Examples
Enhanced death benefit value refers to the enhanced death benefit. The enhanced death benefit value is only available as a death benefit and is not available as a surrender value.
The initial enhanced death benefit value on the Contract issue date is equal to the initial premium of the Contract that the endorsement is attached.

Example 1:
This example demonstrates the impact of the enhanced death benefit following a decline in the accumulation value due to negative investment performance. During the enhanced death benefit step-up, on the Contract anniversary, the accumulation value is $85,000, the Contract’s death benefit is $85,000, and the enhanced death benefit value (prior to the step-up) is $95,000.
The enhanced death benefit value after the step-up on the Contract anniversary would stay $95,000, as the current enhanced death benefit is the greater of:
a.$85,000 accumulation value
b.$85,000 Contract death benefit
c.$95,000 enhanced death benefit immediately prior to Contract anniversary

Example 2:
During the enhanced death benefit step-up period, on the Contract anniversary, the accumulation value is $100,000, the Contract’s death benefit is $80,000, and the enhanced death benefit current value (prior to the step-up) is $85,000.
The enhanced death benefit after the step-up on the Contract anniversary would be $100,000 the accumulation value, which is the greater of:
1)$100,000 accumulation value
2)$80,000 Contract death benefit
3)$85,000 enhanced death benefit immediately prior to Contract anniversary

Example 3:
After the enhanced death benefit step-up period has ended, on the Contract anniversary, the accumulation value is $185,000, the Contract’s death benefit is $110,000, and the enhanced death benefit value (prior to the step-up) is $115,000.
The enhanced death benefit value would not change and stay at $115,000. In this case, the step-up in the enhanced death benefit is no longer available, since the enhanced death benefit step-up period has ended.

Effects of a Partial Withdrawal on the Enhanced Death Benefit Value Examples
Any gross partial surrender amount(s), including required minimum distributions, will reduce the enhanced death benefit value by the same proportion as the reduction to the accumulation value.

Example 1:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $85,000.
After the partial withdrawal, the enhanced death benefit value is $76,500, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $85,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal[))= $76,500. The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

8

Example 2:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the Partial Withdrawal, prior to the Partial Withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $200,000. After the partial withdrawal, the enhanced death benefit value is $180,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $200,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 3:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $100,000. After the partial withdrawal, the enhanced death benefit value is $90,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $100,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.
Effects of Additional Premium on the Enhanced Death Benefit Value Examples
Each time any additional premium is received, the enhanced death benefit value will increase by the amount of the additional premium on dollar for dollar basis. This is true even after the annual step-up period has expired.

Example 1:
During the enhanced death benefit value step-up period, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

Example 2:
After the enhanced death benefit value step-up period has ended, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

9

APPENDIX C – STATE VARIATIONS
Certain Contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.
This Appendix C contains an overview of state specific variations.
For Contracts issued in the state of Arizona, the following variations apply:
On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.
If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.
For Contracts issued in the state of California, the following variations apply:
For owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.
For Contracts issued in the state of Connecticut, the following variations apply:
During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.
Also, we currently define excessive/frequent trading as: (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period. “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.
For Contracts issued in the state of Florida, the following variations apply:
The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount. To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.
For Contracts issued in the state of Illinois, the following variations apply:
The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division PO Box 9261 Des Moines IA 50306-9261 Toll Free Telephone: 1-877-747-3421
For Contracts issued in the state of Montana, the following variations apply:
Death proceeds will be paid within 60 days of receiving due proof of the owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.
Gender will not play a role in determining payout rates; any reference to gender has been removed.
The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

10

The Statement of Additional Information (SAI) can provide you with more detailed information about the Contract, Midland National Life Insurance Company and the Midland National Life Separate Account C, including more information about commissions and distribution expenses. We incorporate the SAI into this Prospectus by reference. For more information about the Contract and/or a free copy of the SAI or prospectus, contact your registered representative or our Customer Service Center at:

Sammons Retirement Solutions
P.O. Box 9261
Des Moines, IA 50306-9261 (Regular Mail)

Sammons Retirement Solutions
8300 Mills Civic Parkway
West Des Moines, IA 50266-3833 (Overnight Mail)
Phone: (866) 747-3421
Facsimile: (866) 511-7038

Reports and other information about Midland National Life Insurance Company and Midland National Life Separate Account C are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may obtain copies of this information, upon your payment of a duplicating fee, by electronic request at this email address: publicinfo@sec.gov.

EDGAR Contract Identified No. C000107223

11

 STATEMENT OF ADDITIONAL INFORMATION FOR THE
LIVEWELL VARIABLE ANNUITY CONTRACT
Flexible Premium Deferred Variable Annuity Contract
Issued by
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)
Our Customer Service Center:
P.O. Box 9261
Des Moines, IA 50306-9261
(866) 747-3421
This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“Contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2024 by contacting us at our Customer Service Center using the above address and phone number. Terms used in the current Prospectus for the contract are incorporated in this document.
This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the Investment Portfolios currently available in the contract.
Dated May 1, 2024

 SEPARATE ACCOUNT AND THE COMPANY
The Depositor, Midland National Life Insurance Company, is a stock life insurance company. It was organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.” We were reincorporated as a stock life insurance company, in 1909. Our name “Midland” was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. We are engaged in a broad range of insurance and insurance-related activities.
Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Registrant, Separate Account C, was established under the insurance laws of the State of South Dakota in March 1991 and is now governed by Iowa law. It is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

SERVICES
Midland National keeps the assets of the Midland National Life Separate Accounts and holds all funds of the Separate Account. Midland National maintains the proceeds of shares of the underlying Investment Options purchased and sold through the Midland National Life Separate Accounts. Financial statements of each Investment Option within Midland National Life Separate Account C and Midland National Life Insurance Company are prepared by PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

THE CONTRACT
ENTIRE CONTRACT
The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.
CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.
We may change the contract without your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.
INCONTESTABILITY
We will not contest the contract.
MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.
Any underpayments made by us will be paid to the payee. Any overpayments made by us will be charged against benefits falling due after adjustment.All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.
NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.
CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable based on the assets in the Separate Account under the contract to a beneficiary or payee are subject to the claims of creditors.
MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.
OWNERSHIP
The contract belongs to you. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:
1)    Any assignee of record with us;
2)    Any irrevocable beneficiary; and
3)    Any restricted ownership.
We must receive written notice informing us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, we are not liable for payments made by us before we record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving us written notice. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.
This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This contract may not be traded on any stock exchange or secondary market.
ACCUMULATION UNIT VALUE
We determine Accumulation Unit Values for each investment option of our Separate Account at the end of each Valuation Period. The Accumulation Unit Value for each investment option was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that investment option on that Business Day.
We determine the net investment factor for each investment option every Valuation Period by taking a) divided by b) minus c) where:
a)    Is the total of:
1)    The net asset value per share at the end of the current Valuation Period; plus
2)    Any dividend or capital gains per share reinvested during the current Valuation Period; plus
3)    Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.
b)    Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.
c)    Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.
We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the Investment Portfolios, and also for any charges.
ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Options.

ADJUSTED HISTORICAL PERFORMANCE DATA
Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular Portfolio that was in existence prior to the investment option’s commencement of operations. The Investment portfolio used for these calculations will be the actual Portfolio that the investment option will invest in.
Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable Investment Portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable Investment Portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.
This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS
TAX-FREE EXCHANGES (SECTION 1035)
Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).
We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between non-qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.
REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.
Other rules may apply to qualified contracts.
NON-NATURAL PERSON OWNERS
If a non-natural person (e.g., a corporation or a trust) owns a non-qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.
There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.
DIVERSIFICATION REQUIREMENTS
The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment option, through the portfolio in which it invests, will satisfy these diversification requirements.
OWNER CONTROL
In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.
TAXATION OF QUALIFIED CONTRACTS
The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
The Setting Every Community Up for Retirement Enhancement Act of 2019 and 2022 (collectively, the “Secure Act”) made changes to the required minimum distribution rules. Under the Secure Act, the age on which required minimum distributions generally must begin is based on the individual’s applicable age. If the individual attains (1) age 70 1/2 before 2020, the applicable age is 70 1/2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The Secure Act also provides that for qualified contract owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. This rule applies regardless of whether required minimum distributions have begun.
DISTRIBUTION OF THE CONTRACTS
The contracts are offered on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.
Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Financial Network offers the contracts through its registered representatives. Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.
We pay a distribution allowance to Sammons Financial Network of 1.50% of total premiums received on LiveWell Variable Annuity.
The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance paid to Sammons Financial Network *
2021	$5,701,900
2022	$4,088,455
2023	$3,724,565
*    Represents an underwriting fee paid to Sammons Financial Network for LiveWell Variable Annuity and the LiveWell Dynamic Annuity under Separate Account C. The entire distribution amount was retained by Sammons Financial Network each year.
Sammons Financial Network or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.
We and/or Sammons Financial Network may pay certain selling firms additional amounts for:
•    participation in their marketing programs, which may include marketing services and increased access to their sales representatives;
•    sales promotions relating to the contracts;
•    costs associated with sales conferences and educational seminars for their sales representatives; and
•    other sales expenses incurred by them.
We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
SAFEKEEPING OF ACCOUNT ASSETS
Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of Portfolio shares held by each of the Investment options .
STATE REGULATION
Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.
RECORDS AND REPORTS
All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.
LEGAL MATTERS
Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Carlton Fields, P.A., Washington, D.C.
PURCHASE OF SECURITIES BEING OFFERED
Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).
Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the Optional Value Endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.
EXPERTS
The financial statements of Midland National Life Insurance Company as of December 31, 2023 and December 31, 2022 and for each of the three years in the period ended December 31, 2023 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of Midland National Life Insurance Company Separate Account C as of December 31, 2023 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

AUDITED FINANCIALS
Financial Statements of Midland National Life Insurance Company Separate Account C
Financial Statements of Midland National Life Insurance Company

SAI Separate Account C Financials

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2023 and 2022

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    11-19
Financial Statements
Statements of Net Assets    20–27
Statements of Operations    28–35
Statements of Changes in Net Assets    36–50
Notes to Financial Statements    51–117

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland
National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland
National Life Insurance Company Separate Account C indicated in the table below as of December 31,
2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the funds within footnotes (4), (5) and (6) in the table below, which only includes a statement of changes in net assets for the noted period (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than the noted
funds) as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	Janus Henderson Series - Global Technology and Innovation Portfolio (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	Janus Henderson Series - Overseas Portfolio (1)
Fidelity Variable Insurance Products - Growth Portfolio (1)	Janus Henderson Series - Research Portfolio (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	Janus Henderson Series - Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	Janus Henderson Series - Global Research Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	Janus Henderson Series - Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products – Index 500 Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)

Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products - Energy Portfolio (2)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)

American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
American Century Variable Portfolios, Inc. - Ultra Fund (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust - Research Series (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
MFS Variable Insurance Trust - Growth Series (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust - New Discovery Series (1)	AB Variable Products Series - Discovery Value Portfolio (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Alger Fund - MidCap Growth Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	Columbia Variable Portfolio - Select Mid Cap Value Portfolio (2)
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Small Cap Value Portfolio (2)
Calvert Variable Series, Inc. - S&P 500 Index Portfolio (1)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Calvert Variable Series, Inc . - SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds - Technology Fund (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds - Diversified Dividend Fund (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	DWS Variable Insurance Portfolios - High Income Portfolio (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	Delaware Variable Insurance Portfolios - Total Return Portfolio (1)
Invesco Variable Insurance Funds - Global Fund (1)	Delaware Variable Insurance Portfolios - International Portfolio (1)
Invesco Variable Insurance Funds - Main Street Fund (1)	Delaware Variable Insurance Portfolios - Opportunity Portfolio (1)
Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)

Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (1)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Core Plus Bond Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - Equity and Income Fund (1)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
Invesco Variable Insurance Funds - Growth and Income Fund (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (1)
Lincoln Financial Variable Insurance Portfolio - Core Bond Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Multi-Asset Dynamic Multi-Strategy Portfolio (5)
Lincoln Financial Variable Insurance Portfolio- Small Cap Core Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Global Real Estate Fund (2)
Rydex Variable Trust - Nova Fund (1)	Franklin Templeton Variable Insurance Products Trust - VolSmart Allocation Fund (2)
Rydex Variable Trust - NASDAQ-100 Fund (1)	Delaware Ivy Variable Insurance Portfolios - Asset Strategy Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Delaware Ivy Variable Insurance Portfolios - Balanced Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Equity Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Energy Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Bond Portfolio (4)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Delaware Ivy Variable Insurance Portfolios - Natural Resources Portfolio (1)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Growth Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - High Income Portfolio (1)
Rydex Variable Insurance Funds – Biotechnology Fund (1)	Delaware Ivy Variable Insurance Portfolios - International Core Equity Portfolio (1)

Rydex Variable Insurance Funds – S&P 500 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Growth Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Mid Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Delaware Ivy Variable Insurance Portfolios - Science and Technology Portfolio (1)
Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Delaware Ivy Variable Insurance Portfolios - Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - SMID Cap Core Portfolio (1)
Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
ProFunds VP - Asia 30 (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP - Banks (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP - Materials (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP - Bear (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP - Biotechnology (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP - Bull (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)
ProFunds VP - Consumer Staples (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Consumer Discretionary (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Dow 30 (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Emerging Markets (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Europe 30 (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
ProFunds VP - Falling U.S. Dollar (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)

ProFunds VP - Financials (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Health Care (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - Industrials (1)	Prudential Series Funds - PGIM Jennison Blend Portfolio (3)
ProFunds VP - International (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (6)
ProFunds VP - Internet (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Japan (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Large-Cap Growth (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)
ProFunds VP - Large-Cap Value (1)	Alps Fund - Global Opportunity Portfolio (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Energy (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Precious Metals (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Real Estate (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	American Funds IS - International Fund (1)
ProFunds VP - Semiconductor (1)	American Funds IS - International Growth and Income Fund (1)

ProFunds VP - Short Dow 30 (1)	American Funds IS - New World Fund (1)
ProFunds VP - Short Emerging Markets (1)	American Funds IS - U.S. Government Securities Fund (1)
ProFunds VP - Short International (1)	American Funds IS - Global Balanced Fund (2)
ProFunds VP - Short Mid-Cap (1)	American Funds IS - The Bond Fd of America Fund (2)
ProFunds VP - Short NASDAQ-100 (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Short Small-Cap (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Small-Cap (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	T. Rowe Price - Equity Income Portfolio (2)
ProFunds VP - Small-Cap Value (1)	T. Rowe Price - Mid-Cap Growth Portfolio (2)
ProFunds VP - Technology (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Communication Services (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - U.S. Government Plus (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - UltraBull (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - UltraMid-Cap (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - UltraNASDAQ-100 (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - UltraShort Dow 30 (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - UltraShort NASDAQ-100 (1)	Principal Variable Contracts - Blue Chip Fund (1)
ProFunds VP - UltraSmall-Cap (1)	Principal Variable Contracts - Equity Income Fund (1)
ProFunds VP - Utilities (1)	Principal Variable Contracts - Diversified Balance Fund (1)

VanEck Worldwide Insurance Trust - Global Resources Fund (1)	Principal Variable Contracts - Diversified Growth Fund (1)
VanEck Worldwide Insurance Trust – Emerging Markets Fund (1)	Principal Variable Contracts - Diversified Income Fund (1)

(1) Statements of operations for the year ended December 31, 2023, and statements of changes in net assets for the years ended December 31, 2023 and 2022.
(2) Statement of operations and statement of changes in net assets for the period November 1, 2023 (commencement of operations) through December 31, 2023.
(3) Statement of operations and statement of changes in net assets for the period December 11, 2023 (commencement of operations) through December 31, 2023.
(4) Statements of changes in net assets for the period January 1, 2022, through April 27, 2022 (date of liquidation).
(5) Statements of changes in net assets for the period January 1, 2022, through August 19, 2022 (date of liquidation).
(6) Statement of operations and statement of changes in net assets for the period January 1, 2023 through
December 11, 2023 (date of liquidation) and statement of changes in net assets for the year ended
December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company
management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland
National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.
Des Moines, IA
April 17, 2024

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	8,371,840	$8,371,840	$8,371,840
High Income Portfolio	895,248	4,420,019	3,945,999
Equity-Income Portfolio	254,066	5,720,182	6,185,295
Growth Portfolio	93,842	7,510,286	8,692,355
Overseas Portfolio	217,558	5,074,307	5,558,646
Mid Cap Portfolio	480,534	16,924,955	16,736,415
Asset Manager Portfolio	51,310	762,063	790,245
Investment Grade Bond Portfolio	534,356	6,019,995	5,806,652
Index 500 Portfolio	47,419	13,098,605	21,699,324
Contrafund Portfolio	874,613	36,576,786	41,188,567
Asset Manager: Growth Portfolio	41,185	785,965	877,080
Balanced Portfolio	152,311	3,024,744	3,323,261
Growth & Income Portfolio	62,687	1,386,455	1,679,924
Growth Opportunities Portfolio	700,596	39,341,496	40,676,621
Value Strategies Portfolio	155,797	2,222,220	2,609,602
Strategic Income Portfolio	1,327,397	14,788,474	13,738,557
Emerging Markets Portfolio	480,274	6,146,140	5,081,295
Real Estate Portfolio	957,072	17,429,584	16,155,368
Funds Manager 50% Portfolio	631,818	7,685,181	7,145,857
Funds Manager 70% Portfolio	414,445	5,184,174	5,018,927
Funds Manager 85% Portfolio	142,200	1,715,184	1,713,506
Government Money Market Portfolio Service Class 2	60,886,111	60,886,111	60,886,111
International Capital Appreciation Portfolio	252,341	4,867,124	5,284,010
Energy Portfolio	137	3,402	3,359
American Century Variable Portfolios, Inc.
Balanced Fund	673,488	5,266,063	5,152,180
Capital Appreciation Fund	131,247	1,864,783	1,866,327
International Fund	230,554	2,484,296	2,435,497
Value Fund	6,254,811	72,083,926	76,369,729
Disciplined Core Value Fund	720,112	6,321,936	5,523,255
Inflation Protection Fund	843,982	8,516,990	7,908,115
Large Company Value Fund	39,226	706,412	709,993
Mid Cap Value Fund	1,825,006	37,253,336	35,532,883
Ultra Fund	444,293	9,933,961	10,956,265
MFS Variable Insurance Trust
Research Series	11,172	392,899	355,343
Growth Series	26,002	1,591,227	1,542,845
Investors Trust Series	7,705	257,523	275,592
New Discovery Series	669,553	8,686,314	6,943,912
Corporate Bond Portfolio	513,950	5,350,242	4,815,715
Emerging Markets Equity Portfolio	381,935	5,468,361	4,674,879
Technology Portfolio	318,852	8,190,948	8,931,034
Global Tactical Allocation Portfolio	69,823	997,647	931,440
International Intrinsic Value Portfolio	500,237	14,749,530	14,421,836

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	400,958	13,875,320	12,646,204
Blended Research Core Equity Portfolio	91,904	5,165,604	5,023,472
Global Real Estate Portfolio	58,144	1,031,741	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	35,747	1,273,144	1,289,035
Mid-Cap Stock Portfolio	57,592	1,402,367	1,485,304
Bond-Debenture Portfolio	2,407,063	28,682,995	24,840,890
Fundamental Equity Portfolio	121,174	2,123,378	2,034,514
Developing Growth Portfolio	154,412	6,071,981	3,699,711
Short Duration Income Portfolio	1,206,064	16,472,991	15,715,007
Alger Fund
LargeCap Growth Portfolio	75,713	5,134,415	4,725,998
MidCap Growth Portfolio	212,287	4,736,939	3,577,041
Capital Appreciation Portfolio	40,567	3,222,132	3,173,207
SmallCap Growth Portfolio	34,314	793,828	567,214
Capital Appreciation Portfolio Class S	530,452	40,491,442	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	96,060	2,785,229	2,446,653
S&P 500 Index Portfolio	9,289	1,476,659	1,606,799
SRI Balanced Portfolio	2,651,440	6,401,277	6,230,883
Invesco Variable Insurance Funds
Technology Fund	61,871	1,073,433	1,144,620
Diversified Dividend Fund	106,727	2,731,730	2,566,874
Health Care Fund	30,495	838,461	790,134
Global Real Estate Fund	5,871	86,493	80,136
International Equity Fund	6,479	207,783	216,868
Main Street Mid Cap Fund	19,898	196,845	186,845
Discovery Mid Cap Growth Fund	95,769	6,798,023	5,172,491
Global Fund	201,143	7,866,089	7,140,575
Main Street Fund	469,771	9,509,505	8,347,830
Main Street Small Cap Fund	392,002	9,535,211	10,309,660
Balanced-Risk Allocation Fund	50,021	448,342	424,176
Core Plus Bond Fund	733,148	4,199,477	4,156,950
Equity and Income Fund	312,337	5,272,197	5,114,419
Small Cap Equity Fund	223,156	3,546,580	3,456,686
Equally Weighted S&P 500 Fund	220,988	5,531,865	5,562,260
Growth and Income Fund	21,169	398,590	399,455
American Value Fund	7,819	117,708	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	129,610	1,437,954	1,279,895
Small Cap Core Portfolio	98,111	2,005,257	1,947,402
Rydex Variable Trust
Nova Fund	5,068	622,381	812,771
NASDAQ-100 Fund	25,231	1,443,692	1,789,152
U.S. Government Money Market Fund	361,607	361,607	361,607

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Inverse S&P 500 Strategy Fund	570	32,232	17,120
Inverse NASDAQ-100 Strategy Fund	1,341	28,870	23,070
Inverse Government Long Bond Strategy Fund	52	4,504	5,385
Government Long Bond 1.2x Strategy	4,129	167,555	88,481
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	36,418	3,470,750	3,017,964
S&P 500 Pure Growth Fund	103,842	4,703,578	4,599,182
S&P MidCap 400 Pure Growth Fund	35,617	1,269,488	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	56,825	838,301	964,325
Multi-Hedge Strategies Fund	44,163	1,139,200	1,143,390
Global Managed Futures Strategy Fund	22,614	394,986	388,277
Small Cap Value Fund	112,097	4,863,890	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	1,239	32,581	30,669
Asia 30	1,479	86,454	52,468
Banks	3,121	83,940	85,401
Materials	443	31,468	37,853
Bear	384	8,702	5,520
Biotechnology	3,328	226,598	222,189
Bull	10,791	614,061	545,269
Consumer Staples	1,527	76,959	67,389
Consumer Discretionary	1,502	100,190	99,109
Dow 30	9,404	198,874	193,713
Emerging Markets	2,285	60,687	64,656
Europe 30	1,405	33,568	36,379
Falling U.S. Dollar	1,271	19,959	19,808
Financials	388	17,567	17,826
Health Care	3,817	277,267	254,638
Industrials	1,413	119,279	125,307
International	1,574	33,694	32,395
Internet	9,624	205,334	202,582
Japan	617	31,702	40,244
Large-Cap Growth	15,363	894,907	792,864
Large-Cap Value	10,803	489,059	544,238
Mid-Cap	5,438	100,620	90,874
Mid-Cap Growth	7,325	297,336	267,375
Mid-Cap Value	2,197	93,018	92,446
Government Money Market	2,419,732	2,419,732	2,419,732
Energy	6,550	247,207	276,332
NASDAQ-100	4,309	211,135	249,370
Pharmaceuticals	1,641	60,237	56,420
Precious Metals	10,820	289,540	274,828

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Real Estate	1,207	66,819	57,222
Rising Rates Opportunity	330	15,995	14,763
Semiconductor	1,442	129,439	182,312
Short Dow 30	63	1,482	1,366
Short Emerging Markets	—	—	—
Short International	196	6,414	4,889
Short Mid-Cap	177	1,436	1,322
Short NASDAQ-100	—	—	—
Short Small-Cap	79	2,975	1,750
Small-Cap	4,182	150,318	143,445
Small-Cap Growth	4,786	153,143	143,687
Small-Cap Value	2,081	95,947	89,421
Technology	3,084	197,797	213,317
Communication Services	10	353	366
U.S. Government Plus	5,027	116,260	63,949
UltraBull	28,147	853,715	844,963
UltraMid-Cap	10,381	375,945	363,859
UltraNASDAQ-100	19,253	411,472	595,697
UltraShort Dow 30	70	300	226
UltraShort NASDAQ-100	3	240	95
UltraSmall-Cap	7,944	125,379	109,708
Utilities	3,488	153,205	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	212,404	5,371,783	5,514,553
Emerging Markets Fund	79,575	958,789	732,890
Emerging Markets Bond Fund	51,650	400,189	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	985,506	14,245,286	15,827,232
Overseas Portfolio	36,753	1,407,215	1,473,078
Research Portfolio	2,362	80,345	101,725
Enterprise Services Portfolio	545,333	38,976,266	37,284,426
Global Research Portfolio	26,305	1,493,728	1,552,536
Mid Cap Value Portfolio	271,845	4,282,715	4,545,243
Balanced Portfolio	1,638,310	75,157,178	78,720,780
Flexible Bond Portfolio	637,752	8,294,586	7,117,312
PIMCO Variable Insurance Trust
Total Return Portfolio	3,143,706	33,556,782	28,859,224
Low Duration Portfolio	2,924,989	29,320,081	28,079,889
High Yield Portfolio	1,585,446	11,270,116	11,383,503
Real Return Portfolio	1,779,511	22,964,797	20,588,946
All Asset Portfolio	302,534	3,195,821	2,783,311
Global Managed Asset Allocation Portfolio	107,832	1,218,005	1,013,616
Short-Term Portfolio	4,408,510	44,743,432	45,099,059
Emerging Markets Bond Portfolio	146,436	1,800,621	1,544,898
Global Bond Opportunities Portfolio	8,001	90,175	76,974

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Commodity Real Return Strategy Portfolio	1,180,480	8,740,207	6,445,420
International Bond (USD-Hedged) Portfolio	274,264	2,903,633	2,696,013
Dynamic Bond Adv Portfolio	231,070	2,172,156	2,005,684
Income Advisor Portfolio	3,179,025	33,299,672	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	114,208	1,388,257	1,402,481
Large Cap Value Fund	18,481	164,426	155,791
Mid Cap Value Fund	176,599	2,832,150	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	21,640	522,777	495,985
AMT Mid Cap Intrinsic Value Portfolio	7,529	121,912	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	7,240	247,035	248,194
Sustainable U.S. Equity Portfolio	365	13,787	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,350	22,012	18,225
Emerging Markets Equity Portfolio	8,821	118,409	113,354
Discovery Portfolio	9,412	65,968	38,118
U.S. Real Estate Portfolio	2,783	44,924	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	47,713	621,590	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	285,319	3,131,001	2,539,338
Small Cap Growth Portfolio	2,685	37,450	21,398
Discovery Value Portfolio	396,165	7,309,110	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	293,836	3,905,009	3,752,288
Capital Appreciation Fund	56,971	516,025	462,038
Equity Dividend Fund	2,053,810	23,710,521	21,770,381
Global Allocation Fund	910,586	13,223,816	11,864,939
Advantage Large Cap Core Fund	19,017	418,674	417,983
Large Cap Focus Growth Fund	723,508	13,252,090	13,290,839
60/40 Target Allocation ETF Fund	557,163	7,410,369	7,326,689
Total Return Fund	161,929	1,909,902	1,635,480
S&P 500 Fund	61,876	1,546,448	1,808,621
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	257,977	9,314,590	10,969,197
Dividend Opportunity Portfolio	220,546	7,618,122	8,358,698
Emerging Markets Bond Portfolio	495,314	4,606,646	3,888,217
High Yield Portfolio	1,074,490	6,677,159	6,479,175
Select Large-Cap Value Portfolio	341,776	12,180,338	12,796,106
Seligman Global Tech Portfolio	651,878	14,692,596	15,762,403
US Government Mortgage Portfolio	91,698	897,071	817,028
Strategic Income Portfolio	481,900	1,805,282	1,758,934
Emerging Markets Portfolio	36,266	501,141	348,875

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Select Mid Cap Value Portfolio	3,219	103,697	114,935
Small Cap Value Portfolio	6,477	75,065	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,806,137	44,409,566	48,711,506
Small Cap Index Portfolio	554,505	8,350,340	7,552,361
Alternative Asset Allocation Portfolio	80,999	1,078,884	1,030,313
Global Small Cap Portfolio	16,910	166,365	167,751
Small Mid Cap Value Portfolio	278,230	3,294,686	3,856,271
CROCI US Portfolio	11,256	158,099	176,159
High Income Portfolio	98,242	533,733	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,385,344	20,901,804	20,633,222
Delaware Variable Insurance Portfolios
Total Return Portfolio	7,050	81,678	88,059
International Portfolio	56,918	1,037,779	953,379
Opportunity Portfolio	417,048	6,166,236	7,269,145
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	272,353	4,305,894	4,175,178
Income Fund	1,760,039	25,964,826	24,992,559
Global Bond Fund	1,679,742	24,347,067	21,567,883
Foreign Fund	2,508,845	33,468,206	35,725,950
Developing Markets Fund	290,232	2,694,582	2,388,608
Mutual Global Discovery Fund	247,038	4,054,350	4,540,560
Rising Dividends Fund	1,035,196	28,050,240	27,877,839
DynaTech 2 Fund	940,056	3,687,828	4,014,041
Global Real Estate Fund	—	—	—
VolSmart Allocation Fund	6,179	74,885	77,047
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	255,683	2,357,984	2,239,781
Balanced Portfolio	1,120,501	6,940,674	6,050,704
Global Equity Portfolio	202,343	1,051,813	985,409
Energy Portfolio	264,973	1,017,756	1,351,364
Natural Resources Portfolio	122,544	466,570	578,408
Growth Portfolio	280,999	2,779,020	2,787,512
High Income Portfolio	3,131,515	9,955,186	9,237,969
International Core Equity Portfolio	339,909	5,091,212	5,489,534
Global Growth Portfolio	194,792	642,383	617,489
Mid Cap Growth Portfolio	860,017	11,255,312	8,600,166
Science and Technology Portfolio	593,173	16,271,203	13,625,194
Small Cap Growth Portfolio	646,355	5,057,320	3,716,539
SMID Cap Core Portfolio	785,609	9,538,551	9,050,218
Lazard Retirement Series, Inc.
International Equity Portfolio	124,377	1,153,412	1,130,591
Global Dynamic Multi Asset Portfolio	71,848	958,373	860,737

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	392,567	2,545,349	2,457,468
ClearBridge Variable Mid Cap Portfolio	686,176	16,497,424	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	1,760,517	38,348,402	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	345,418	9,416,628	8,735,629
ClearBridge Variable Aggressive Growth Portfolio	48,975	1,159,611	811,020
Western Asset Variable Core Bond Plus Portfolio	13,196,071	74,285,978	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	683,904	23,330,604	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	108,071	1,606,342	1,749,674
Bond Portfolio	4,635,142	49,378,231	44,080,200
Strategic Income Portfolio	1,154,822	11,272,084	10,220,175
Equity Income Portfolio	711,770	11,174,514	10,733,485
High Yield Portfolio	67,895	611,929	555,385
Prudential Series Funds
Natural Resources Portfolio	16,196	575,524	655,298
Mid-Cap Growth Portfolio	5,387	91,714	137,198
PGIM Jennison Blend Portfolio	5,375	498,257	506,159
Royce Capital Fund
Micro-Cap Portfolio	23,184	220,653	205,872
Small Cap Portfolio	780,116	6,291,388	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	474,408	4,909,986	5,133,095
Global Opportunity Portfolio	139,276	1,807,934	1,700,555
American Funds IS
Asset Allocation Fund	3,858,881	94,376,568	90,066,273
Washington Mutual Investors Fund	3,753,682	50,679,233	52,776,768
Ultra-Short Bond Fund	1,698,624	18,752,321	18,769,795
Capital Income Builder Fund	1,772,563	19,098,260	20,561,730
Global Growth Fund	890,875	31,797,614	29,470,156
Capital World Growth and Income Fund	1,385,421	19,211,151	18,647,769
Global Small Capitalization Fund	380,012	8,321,367	6,635,005
Growth Fund	655,835	62,713,681	62,763,441
Growth-Income Fund	1,171,199	64,232,478	67,156,552
International Fund	567,609	10,605,186	9,723,149
International Growth and Income Fund	873,600	9,669,027	8,447,711
New World Fund	1,326,623	33,629,583	33,099,253
U.S. Government Securities Fund	1,579,333	16,167,489	15,430,082
Global Balanced Fund	6,335	73,590	76,659
The Bond Fd of America Fund	2,814	26,046	26,308
Invesco Oppenheimer
International Growth Fund	10,514,656	24,825,543	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	1,534,313	62,551,823	66,803,968
Health Sciences Portfolio	612,717	32,489,971	31,769,367

Midland National Life Insurance Company
Separate Account C
Statement of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Equity Income Portfolio	2,004	55,130	55,279
Mid-Cap Growth Portfolio	1,687	45,598	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	251,951	3,191,848	2,736,183
Fundamental All Cap Core Portfolio	7,867	256,263	225,619
Select Bond Portfolio	28,413	388,877	334,421
Strategic Income Opportunities Portfolio	55,782	746,016	706,194
Federated Hermes
High Income Bond Portfolio	349,827	2,012,226	1,969,525
Kaufmann Portfolio	357,316	5,770,302	5,634,869
Managed Volatility Portfolio	44,507	496,060	409,461
Principal Variable Contracts
Blue Chip Fund	72,387	775,812	886,019
Equity Income Fund	15,671	434,353	426,884
Diversified Balance Fund	146,567	2,077,468	2,059,266
Diversified Growth Fund	15,695	301,478	269,644
Diversified Income Fund	6,764	93,917	87,458

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$428,606	$—	$428,606	$111,302	$497	$111,799	$316,807	$—	$—	$—	$316,807
High Income Portfolio	220,531	—	220,531	52,065	339	52,404	168,127	(170,511)	342,234	171,723	339,850
Equity-Income Portfolio	109,879	176,785	286,664	84,226	1,537	85,763	200,901	104,720	215,897	320,617	521,518
Growth Portfolio	8,743	368,016	376,759	106,603	3,613	110,216	266,543	298,883	1,729,220	2,028,103	2,294,646
Overseas Portfolio	44,535	14,332	58,867	72,101	566	72,667	(13,800)	156,695	757,654	914,349	900,549
Mid Cap Portfolio	63,078	449,383	512,461	204,107	1,309	205,416	307,045	(17,769)	1,686,935	1,669,166	1,976,211
Asset Manager Portfolio	17,900	9,707	27,607	13,016	332	13,348	14,259	(11,533)	79,778	68,245	82,504
Investment Grade Bond Portfolio	132,199	—	132,199	58,668	504	59,172	73,027	(342,482)	500,365	157,883	230,910
Index 500 Portfolio	270,485	192,544	463,029	272,881	2,913	275,794	187,235	1,292,615	3,009,257	4,301,872	4,489,107
Contrafund Portfolio	111,414	1,380,758	1,492,172	501,443	3,744	505,187	986,985	1,533,885	7,773,099	9,306,984	10,293,969
Asset Manager: Growth Portfolio	14,879	—	14,879	11,742	306	12,048	2,831	7,218	102,130	109,348	112,179
Balanced Portfolio	50,025	113,564	163,589	41,368	290	41,658	121,931	60,654	374,510	435,164	557,095
Growth & Income Portfolio	25,917	62,417	88,334	25,574	705	26,279	62,055	40,387	176,214	216,601	278,656
Growth Opportunities Portfolio	—	—	—	432,228	2,357	434,585	(434,585)	(3,403,579)	15,479,275	12,075,696	11,641,111
Value Strategies Portfolio	21,810	94,036	115,846	36,399	85	36,484	79,362	98,910	266,732	365,642	445,004
Strategic Income Portfolio	579,543	—	579,543	172,412	712	173,124	406,419	(320,098)	915,351	595,253	1,001,672
Emerging Markets Portfolio	98,590	—	98,590	66,593	182	66,775	31,815	(138,916)	467,459	328,543	360,358
Real Estate Portfolio	358,757	691,663	1,050,420	202,695	966	203,661	846,759	(486,806)	1,040,208	553,402	1,400,161
Funds Manager 50% Portfolio	167,113	—	167,113	89,261	234	89,495	77,618	(72,660)	733,999	661,339	738,957
Funds Manager 70% Portfolio	89,740	—	89,740	59,384	314	59,698	30,042	(12,959)	603,649	590,690	620,732
Funds Manager 85% Portfolio	23,841	—	23,841	22,384	101	22,485	1,356	(37,659)	292,538	254,879	256,235
Government Money Market Portfolio Service Class 2	1,764,088	—	1,764,088	489,228	584	489,812	1,274,276	—	—	—	1,274,276
International Capital Appreciation Portfolio	7,628	—	7,628	56,520	225	56,745	(49,117)	(211,806)	1,268,347	1,056,541	1,007,424
Energy Portfolio	61	—	61	5	—	5	56	—	(43)	(43)	13
American Century Variable Portfolios, Inc.
Balanced Fund	82,597	—	82,597	60,474	144	60,618	21,979	(111,632)	735,126	623,494	645,473
Capital Appreciation Fund	—	2,497	2,497	25,129	498	25,627	(23,130)	(43,298)	367,343	324,045	300,915
International Fund	34,244	—	34,244	39,476	306	39,782	(5,538)	(114,935)	370,608	255,673	250,135
Value Fund	1,673,838	5,964,136	7,637,974	965,506	4,414	969,920	6,668,054	545,247	(1,844,950)	(1,299,703)	5,368,351
Disciplined Core Value Fund	71,176	—	71,176	74,777	263	75,040	(3,864)	(438,564)	798,927	360,363	356,499
Inflation Protection Fund	258,088	—	258,088	104,036	254	104,290	153,798	(529,444)	566,812	37,368	191,166
Large Company Value Fund	18,394	23,039	41,433	16,745	—	16,745	24,688	(32,949)	3,969	(28,980)	(4,292)
Mid Cap Value Fund	788,667	4,208,445	4,997,112	472,158	1,687	473,845	4,523,267	(1,130,120)	(1,902,530)	(3,032,650)	1,490,617
Ultra Fund	—	499,240	499,240	119,883	225	120,108	379,132	(490,488)	2,832,153	2,341,665	2,720,797
MFS Variable Insurance Trust
Research Series	1,555	18,854	20,409	4,736	286	5,022	15,387	(13,011)	62,577	49,566	64,953
Growth Series	—	115,242	115,242	20,213	604	20,817	94,425	2,526	312,633	315,159	409,584
Investors Trust Series	1,911	16,865	18,776	4,739	74	4,813	13,963	580	35,182	35,762	49,725
New Discovery Series	—	—	—	87,224	710	87,934	(87,934)	(1,561,102)	2,469,328	908,226	820,292
Corporate Bond Portfolio	178,162	—	178,162	60,599	174	60,773	117,389	(644,069)	867,344	223,275	340,664
Emerging Markets Equity Portfolio	54,259	—	54,259	57,847	197	58,044	(3,785)	(253,602)	651,066	397,464	393,679
Technology Portfolio	—	—	—	91,487	416	91,903	(91,903)	(79,260)	3,185,217	3,105,957	3,014,054
Global Tactical Allocation Portfolio	1,443	37,399	38,842	13,046	35	13,081	25,761	(69,541)	117,782	48,241	74,002
International Intrinsic Value Portfolio	65,311	1,045,589	1,110,900	176,818	388	177,206	933,694	146,363	970,455	1,116,818	2,050,512
Utilities Series Portfolio	420,417	705,189	1,125,606	175,223	702	175,925	949,681	81,161	(1,593,274)	(1,512,113)	(562,432)
Blended Research Core Equity Portfolio	43,261	321,074	364,335	51,631	143	51,774	312,561	10,302	644,603	654,905	967,466

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Global Real Estate Portfolio	4,194	53,378	57,572	11,087	62	11,149	46,423	(74,169)	107,580	33,411	79,834
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	11,623	25,516	37,139	19,018	481	19,499	17,640	(4,868)	126,097	121,229	138,869
Mid-Cap Stock Portfolio	6,258	38,869	45,127	18,680	391	19,071	26,056	(6,075)	162,513	156,438	182,494
Bond-Debenture Portfolio	1,247,506	—	1,247,506	322,595	1,132	323,727	923,779	(740,914)	1,075,215	334,301	1,258,080
Fundamental Equity Portfolio	11,181	56,598	67,779	24,803	81	24,884	42,895	(370)	202,464	202,094	244,989
Developing Growth Portfolio	—	—	—	49,594	152	49,746	(49,746)	(586,554)	888,838	302,284	252,538
Short Duration Income Portfolio	708,397	—	708,397	224,447	808	225,255	483,142	(502,663)	630,113	127,450	610,592
Alger Fund
LargeCap Growth Portfolio	—	—	—	59,860	210	60,070	(60,070)	(151,072)	1,356,877	1,205,805	1,145,735
MidCap Growth Portfolio	—	—	—	50,271	291	50,562	(50,562)	(608,670)	1,348,347	739,677	689,115
Capital Appreciation Portfolio	—	—	—	37,413	491	37,904	(37,904)	(115,799)	1,063,708	947,909	910,005
SmallCap Growth Portfolio	—	—	—	7,361	132	7,493	(7,493)	(20,287)	104,242	83,955	76,462
Capital Appreciation Portfolio Class S	—	—	—	446,757	1,956	448,713	(448,713)	(1,883,776)	14,214,527	12,330,751	11,882,038
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	4,494	—	4,494	29,979	74	30,053	(25,559)	(134,595)	395,156	260,561	235,002
S&P 500 Index Portfolio	20,580	75,990	96,570	18,919	58	18,977	77,593	(6,628)	241,041	234,413	312,006
SRI Balanced Portfolio	100,631	24,107	124,738	77,991	249	78,240	46,498	(107,950)	899,314	791,364	837,862
Invesco Variable Insurance Funds
Technology Fund	—	—	—	13,037	—	13,037	(13,037)	(166,589)	479,447	312,858	299,821
Diversified Dividend Fund	43,321	197,900	241,221	32,476	58	32,534	208,687	(247,322)	207,463	(39,859)	168,828
Health Care Fund	—	—	—	9,964	14	9,978	(9,978)	(38,010)	56,208	18,198	8,220
Global Real Estate Fund	938	—	938	2,202	—	2,202	(1,264)	(2,772)	8,291	5,519	4,255
International Equity Fund	—	156	156	9,227	—	9,227	(9,071)	(29,871)	53,752	23,881	14,810
Main Street Mid Cap Fund	74	—	74	5,165	—	5,165	(5,091)	(10,983)	36,893	25,910	20,819
Discovery Mid Cap Growth Fund	—	—	—	63,250	213	63,463	(63,463)	(841,467)	1,441,424	599,957	536,494
Global Fund	—	788,393	788,393	84,580	218	84,798	703,595	(269,086)	1,372,797	1,103,711	1,807,306
Main Street Fund	39,871	569,281	609,152	104,016	224	104,240	504,912	(1,691,804)	2,794,748	1,102,944	1,607,856
Main Street Small Cap Fund	88,630	—	88,630	119,390	236	119,626	(30,996)	(744,661)	2,000,633	1,255,972	1,224,976
Balanced-Risk Allocation Fund	—	—	—	5,165	22	5,187	(5,187)	(14,704)	40,829	26,125	20,938
Core Plus Bond Fund	111,686	—	111,686	56,393	109	56,502	55,184	(57,984)	180,119	122,135	177,319
Equity and Income Fund	83,255	247,612	330,867	68,720	172	68,892	261,975	(477,583)	608,233	130,650	392,625
Small Cap Equity Fund	—	58,862	58,862	34,937	117	35,054	23,808	(288,993)	639,267	350,274	374,082
Equally Weighted S&P 500 Fund	63,425	407,659	471,084	63,347	127	63,474	407,610	(197,970)	312,747	114,777	522,387
Growth and Income Fund	5,617	54,935	60,552	11,599	—	11,599	48,953	(7,387)	(4,717)	(12,104)	36,849
American Value Fund	382	21,288	21,670	2,569	—	2,569	19,101	(1,723)	(5,297)	(7,020)	12,081
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	48,338	—	48,338	18,235	—	18,235	30,103	(36,999)	64,326	27,327	57,430
Small Cap Core Portfolio	25,606	16,732	42,338	25,810	—	25,810	16,528	(107,777)	305,391	197,614	214,142

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	—	—	—	12,108	—	12,108	(12,108)	43,871	160,275	204,146	192,038
NASDAQ-100 Fund	—	—	—	22,461	—	22,461	(22,461)	14,648	526,870	541,518	519,057
U.S. Government Money Market Fund	12,877	6	12,883	5,605	—	5,605	7,278	—	—	—	7,278
Inverse S&P 500 Strategy Fund	452	—	452	681	—	681	(229)	(9,459)	2,595	(6,864)	(7,093)
Inverse NASDAQ-100 Strategy Fund	148	—	148	534	—	534	(386)	(1,808)	(10,085)	(11,893)	(12,279)
Inverse Government Long Bond Strategy Fund	—	—	—	127	—	127	(127)	824	(669)	155	28
Government Long Bond 1.2x Strategy	2,546	—	2,546	969	—	969	1,577	(1,809)	(1,543)	(3,352)	(1,775)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	29,720	29,720	36,759	236	36,995	(7,275)	(52,070)	177,090	125,020	117,745
S&P 500 Pure Growth Fund	—	—	—	62,343	235	62,578	(62,578)	(978,355)	1,267,676	289,321	226,743
S&P MidCap 400 Pure Growth Fund	—	—	—	14,460	27	14,487	(14,487)	(75,624)	236,085	160,461	145,974
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,969	—	1,969	10,185	19	10,204	(8,235)	14,928	79,095	94,023	85,788
Multi-Hedge Strategies Fund	36,426	—	36,426	16,526	94	16,620	19,806	24,434	(4,866)	19,568	39,374
Global Managed Futures Strategy Fund	18,444	11,734	30,178	7,675	25	7,700	22,478	(63,303)	51,147	(12,156)	10,322
Small Cap Value Fund	60,166	293,483	353,649	59,932	220	60,152	293,497	140,661	(53,930)	86,731	380,228
ProFunds VP
Profund Access VP High Yield Fund	1,521	—	1,521	1,013	—	1,013	508	(269)	1,852	1,583	2,091
Asia 30	60	2,275	2,335	1,366	—	1,366	969	(3,818)	3,649	(169)	800
Banks	973	—	973	1,731	—	1,731	(758)	(793)	4,570	3,777	3,019
Materials	172	—	172	904	—	904	(732)	1,370	2,806	4,176	3,444
Bear	19	—	19	171	—	171	(152)	(489)	(575)	(1,064)	(1,216)
Biotechnology	—	29,390	29,390	5,056	—	5,056	24,334	(5,337)	(3,318)	(8,655)	15,679
Bull	—	82,529	82,529	10,117	—	10,117	72,412	(21,479)	29,517	8,038	80,450
Consumer Staples	154	11,779	11,933	2,514	—	2,514	9,419	(14,177)	5,256	(8,921)	498
Consumer Discretionary	—	4,823	4,823	2,094	—	2,094	2,729	(475)	18,720	18,245	20,974
Dow 30	75	—	75	3,732	—	3,732	(3,657)	(9,454)	32,105	22,651	18,994
Emerging Markets	1,303	—	1,303	1,660	—	1,660	(357)	(1,878)	4,744	2,866	2,509
Europe 30	737	—	737	733	—	733	4	735	4,208	4,943	4,947
Falling U.S. Dollar	—	—	—	613	—	613	(613)	(1,675)	934	(741)	(1,354)
Financials	78	708	786	440	—	440	346	(346)	1,777	1,431	1,777
Health Care	—	29,943	29,943	7,414	—	7,414	22,529	(7,467)	(22,103)	(29,570)	(7,041)
Industrials	—	11,505	11,505	2,844	—	2,844	8,661	(2,077)	6,506	4,429	13,090
International	—	—	—	673	—	673	(673)	(177)	4,821	4,644	3,971
Internet	—	27,262	27,262	4,950	—	4,950	22,312	(97,113)	144,192	47,079	69,391
Japan	—	—	—	856	—	856	(856)	1,717	10,576	12,293	11,437
Large-Cap Growth	—	119,892	119,892	15,668	—	15,668	104,224	(51,242)	91,450	40,208	144,432
Large-Cap Value	2,528	35,791	38,319	13,126	—	13,126	25,193	11,124	46,887	58,011	83,204
Mid-Cap	—	—	—	2,676	—	2,676	(2,676)	(5,727)	17,446	11,719	9,043
Mid-Cap Growth	—	1,389	1,389	6,481	—	6,481	(5,092)	(8,101)	45,187	37,086	31,994
Mid-Cap Value	262	5,425	5,687	2,355	—	2,355	3,332	299	5,545	5,844	9,176
Government Money Market	106,129	—	106,129	62,622	—	62,622	43,507	—	—	—	43,507
Energy	6,298	—	6,298	7,733	—	7,733	(1,435)	10,319	(24,236)	(13,917)	(15,352)
NASDAQ-100	—	1,276	1,276	6,794	—	6,794	(5,518)	(12,253)	110,893	98,640	93,122
Pharmaceuticals	289	1,073	1,362	1,149	—	1,149	213	(102)	(4,043)	(4,145)	(3,932)

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Precious Metals	—	—	—	8,967	—	8,967	(8,967)	(29,183)	19,725	(9,458)	(18,425)
Real Estate	642	10,794	11,436	1,542	—	1,542	9,894	(5,214)	(1,093)	(6,307)	3,587
Rising Rates Opportunity	20	—	20	352	—	352	(332)	(760)	862	102	(230)
Semiconductor	—	1,369	1,369	4,446	—	4,446	(3,077)	35,302	55,504	90,806	87,729
Short Dow 30	—	—	—	37	—	37	(37)	(41)	(75)	(116)	(153)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	94	—	94	132	—	132	(38)	(63)	(602)	(665)	(703)
Short Mid-Cap	12	—	12	34	—	34	(22)	(1)	(149)	(150)	(172)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	5	101	106	55	—	55	51	(72)	(252)	(324)	(273)
Small-Cap	—	—	—	3,457	—	3,457	(3,457)	(2,375)	21,276	18,901	15,444
Small-Cap Growth	—	3,987	3,987	3,681	—	3,681	306	(9,262)	23,727	14,465	14,771
Small-Cap Value	16	3,972	3,988	2,321	—	2,321	1,667	145	5,299	5,444	7,111
Technology	—	20,233	20,233	4,921	—	4,921	15,312	(13,556)	85,373	71,817	87,129
Communication Services	3	—	3	19	—	19	(16)	(29)	167	138	122
U.S. Government Plus	2,548	—	2,548	1,174	—	1,174	1,374	(1,966)	(244)	(2,210)	(836)
UltraBull	—	—	—	15,465	—	15,465	(15,465)	(12,440)	277,527	265,087	249,622
UltraMid-Cap	—	—	—	9,103	—	9,103	(9,103)	(23,187)	89,777	66,590	57,487
UltraNASDAQ-100	—	—	—	13,125	—	13,125	(13,125)	(55,731)	391,788	336,057	322,932
UltraShort Dow 30	—	—	—	67	—	67	(67)	(6)	(47)	(53)	(120)
UltraShort NASDAQ-100	—	—	—	35	—	35	(35)	(1,023)	870	(153)	(188)
UltraSmall-Cap	—	—	—	2,557	—	2,557	(2,557)	(5,169)	24,667	19,498	16,941
Utilities	2,023	—	2,023	4,409	—	4,409	(2,386)	(5,555)	(11,623)	(17,178)	(19,564)
VanEck Worldwide Insurance Trust
Global Resources Fund	160,674	—	160,674	87,894	248	88,142	72,532	104,597	(552,813)	(448,216)	(375,684)
Emerging Markets Fund	26,575	—	26,575	8,846	—	8,846	17,729	(156,093)	190,388	34,295	52,024
Emerging Markets Bond Fund	14,490	—	14,490	5,184	—	5,184	9,306	(23,469)	42,978	19,509	28,815
Janus Henderson Series
Global Technology and Innovation Portfolio	—	—	—	159,553	543	160,096	(160,096)	(1,409,282)	6,518,934	5,109,652	4,949,556
Overseas Portfolio	18,287	—	18,287	15,361	47	15,408	2,879	22,275	76,216	98,491	101,370
Research Portfolio	75	—	75	1,601	25	1,626	(1,551)	(24,600)	68,413	43,813	42,262
Enterprise Services Portfolio	32,579	2,650,395	2,682,974	451,312	1,393	452,705	2,230,269	(743,652)	3,693,891	2,950,239	5,180,508
Global Research Portfolio	10,791	39,991	50,782	18,549	98	18,647	32,135	(75,575)	365,958	290,383	322,518
Mid Cap Value Portfolio	40,374	117,793	158,167	54,035	245	54,280	103,887	(19,495)	314,998	295,503	399,390
Balanced Portfolio	1,358,344	—	1,358,344	1,001,697	3,100	1,004,797	353,547	1,748,319	7,710,606	9,458,925	9,812,472
Flexible Bond Portfolio	256,684	—	256,684	91,885	316	92,201	164,483	(207,306)	313,801	106,495	270,978
PIMCO Variable Insurance Trust
Total Return Portfolio	1,021,002	—	1,021,002	394,121	1,696	395,817	625,185	(1,558,026)	2,213,315	655,289	1,280,474
Low Duration Portfolio	1,008,090	—	1,008,090	378,000	1,621	379,621	628,469	(527,510)	870,781	343,271	971,740
High Yield Portfolio	629,010	—	629,010	156,630	433	157,063	471,947	(236,954)	767,216	530,262	1,002,209
Real Return Portfolio	636,626	—	636,626	287,648	1,471	289,119	347,507	(562,235)	664,903	102,668	450,175
All Asset Portfolio	81,166	—	81,166	39,069	177	39,246	41,920	(115,096)	249,284	134,188	176,108
Global Managed Asset Allocation Portfolio	20,959	—	20,959	12,420	28	12,448	8,511	(16,774)	110,218	93,444	101,955
Short-Term Portfolio	2,125,271	—	2,125,271	637,495	3,225	640,720	1,484,551	(418,290)	1,035,978	617,688	2,102,239
Emerging Markets Bond Portfolio	86,291	—	86,291	20,117	39	20,156	66,135	(73,828)	148,119	74,291	140,426
Global Bond Opportunities Portfolio	1,938	1,155	3,093	1,191	—	1,191	1,902	(2,075)	2,711	636	2,538
Commodity Real Return Strategy Portfolio	1,087,574	—	1,087,574	90,184	499	90,683	996,891	(491,028)	(1,203,608)	(1,694,636)	(697,745)
International Bond (USD-Hedged) Portfolio	63,927	68,323	132,250	33,424	82	33,506	98,744	(54,417)	143,057	88,640	187,384

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Dynamic Bond Adv Portfolio	69,602	—	69,602	25,061	121	25,182	44,420	(162,842)	222,599	59,757	104,177
Income Advisor Portfolio	1,629,589	—	1,629,589	414,675	1,144	415,819	1,213,770	(643,992)	1,476,311	832,319	2,046,089
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	12,920	—	12,920	23,135	22	23,157	(10,237)	2,654	233,306	235,960	225,723
Large Cap Value Fund	2,772	13,994	16,766	3,628	—	3,628	13,138	(59,977)	63,093	3,116	16,254
Mid Cap Value Fund	28,013	68,996	97,009	38,110	—	38,110	58,899	(38,188)	252,500	214,312	273,211
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	—	—	7,742	—	7,742	(7,742)	(116,560)	208,153	91,593	83,851
AMT Mid Cap Intrinsic Value Portfolio	1,254	6,329	7,583	2,698	—	2,698	4,885	(50,920)	52,882	1,962	6,847
BNY Mellon Variable Investment Fund
Appreciation Portfolio	1,721	28,225	29,946	9,756	—	9,756	20,190	(36,304)	57,785	21,481	41,671
Sustainable U.S. Equity Portfolio	82	1,834	1,916	305	—	305	1,611	267	1,059	1,326	2,937
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,759	—	1,759	580	—	580	1,179	(696)	1,194	498	1,677
Emerging Markets Equity Portfolio	1,737	1,946	3,683	2,607	—	2,607	1,076	(5,455)	14,354	8,899	9,975
Discovery Portfolio	—	—	—	980	—	980	(980)	(32,227)	46,576	14,349	13,369
U.S. Real Estate Portfolio	797	—	797	1,201	—	1,201	(404)	(6,320)	11,068	4,748	4,344
Northern Lights Variable Trust
Power Dividend Index Fund	11,246	—	11,246	8,475	29	8,504	2,742	(2,286)	(19,737)	(22,023)	(19,281)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	14,650	—	14,650	32,240	83	32,323	(17,673)	(139,586)	440,258	300,672	282,999
Small Cap Growth Portfolio	—	—	—	360	1	361	(361)	(3,737)	4,725	988	627
Discovery Value Portfolio	54,410	572,054	626,464	85,767	251	86,018	540,446	(456,740)	858,140	401,400	941,846
BlackRock Variable Series Fund, Inc.
Basic Value Fund	54,613	145,873	200,486	49,581	150	49,731	150,755	(83,917)	463,973	380,056	530,811
Capital Appreciation Fund	—	25,822	25,822	5,668	10	5,678	20,144	(7,215)	163,566	156,351	176,495
Equity Dividend Fund	402,519	1,052,645	1,455,164	307,274	943	308,217	1,146,947	(566,332)	1,742,830	1,176,498	2,323,445
Global Allocation Fund	287,243	—	287,243	153,161	617	153,778	133,465	(506,190)	1,621,395	1,115,205	1,248,670
Advantage Large Cap Core Fund	2,137	—	2,137	5,683	33	5,716	(3,579)	(44,566)	138,320	93,754	90,175
Large Cap Focus Growth Fund	—	198,036	198,036	140,916	411	141,327	56,709	(335,748)	4,501,996	4,166,248	4,222,957
60/40 Target Allocation ETF Fund	130,575	—	130,575	89,810	181	89,991	40,584	(38,382)	894,221	855,839	896,423
Total Return Fund	54,528	—	54,528	19,194	—	19,194	35,334	(13,749)	41,201	27,452	62,786
S&P 500 Fund	18,717	67,542	86,259	20,606	—	20,606	65,653	34,917	263,240	298,157	363,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	114,714	260	114,974	(114,974)	693,685	1,684,904	2,378,589	2,263,615
Dividend Opportunity Portfolio	—	—	—	117,261	302	117,563	(117,563)	467,525	(152,169)	315,356	197,793
Emerging Markets Bond Portfolio	204,085	—	204,085	50,754	370	51,124	152,961	(243,817)	407,984	164,167	317,128
High Yield Portfolio	308,443	—	308,443	71,436	330	71,766	236,677	(151,059)	458,903	307,844	544,521
Select Large-Cap Value Portfolio	—	—	—	144,350	346	144,696	(144,696)	(5,538)	562,225	556,687	411,991
Seligman Global Tech Portfolio	—	695,804	695,804	163,700	445	164,145	531,659	(1,541,320)	5,284,586	3,743,266	4,274,925
US Government Mortgage Portfolio	22,275	—	22,275	11,610	18	11,628	10,647	(58,165)	78,987	20,822	31,469
Strategic Income Portfolio	49,136	—	49,136	17,825	47	17,872	31,264	(76,250)	162,639	86,389	117,653
Emerging Markets Portfolio	—	—	—	3,716	6	3,722	(3,722)	(7,393)	33,167	25,774	22,052
Select Mid Cap Value Portfolio	—	—	—	174	—	174	(174)	12	11,238	11,250	11,076
Small Cap Value Portfolio	—	—	—	77	—	77	(77)	8	7,900	7,908	7,831

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	435,377	2,254,725	2,690,102	566,298	1,496	567,794	2,122,308	1,108,293	6,145,812	7,254,105	9,376,413
Small Cap Index Portfolio	62,267	176,929	239,196	94,107	269	94,376	144,820	(108,597)	989,816	881,219	1,026,039
Alternative Asset Allocation Portfolio	68,445	9,703	78,148	13,744	33	13,777	64,371	(9,383)	(10,245)	(19,628)	44,743
Global Small Cap Portfolio	1,249	1,275	2,524	2,514	12	2,526	(2)	4,832	31,957	36,789	36,787
Small Mid Cap Value Portfolio	30,877	151,096	181,973	48,927	232	49,159	132,814	(70,452)	408,377	337,925	470,739
CROCI US Portfolio	2,206	—	2,206	2,096	7	2,103	103	(275)	28,386	28,111	28,214
High Income Portfolio	31,580	—	31,580	6,541	20	6,561	25,019	(5,807)	28,878	23,071	48,090
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,613,786	—	1,613,786	255,119	1,326	256,445	1,357,341	(160,708)	639,556	478,848	1,836,189
Delaware Variable Insurance Portfolios
Total Return Portfolio	2,588	518	3,106	1,359	12	1,371	1,735	(1,465)	9,986	8,521	10,256
International Portfolio	14,750	—	14,750	13,350	5	13,355	1,395	(29,451)	149,734	120,283	121,678
Opportunity Portfolio	48,833	593,898	642,731	94,784	546	95,330	547,401	(72,842)	552,609	479,767	1,027,168
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	78,989	363,562	442,551	56,313	262	56,575	385,976	(229,970)	325,167	95,197	481,173
Income Fund	1,243,134	1,507,076	2,750,210	313,849	1,115	314,964	2,435,246	(783,795)	65,651	(718,144)	1,717,102
Global Bond Fund	—	—	—	289,006	1,474	290,480	(290,480)	(1,739,802)	2,276,542	536,740	246,260
Foreign Fund	1,110,342	—	1,110,342	452,567	2,311	454,878	655,464	(135,127)	5,642,107	5,506,980	6,162,444
Developing Markets Fund	50,063	1,816	51,879	31,564	200	31,764	20,115	(21,436)	260,898	239,462	259,577
Mutual Global Discovery Fund	107,715	234,414	342,129	58,850	161	59,011	283,118	(40,823)	545,239	504,416	787,534
Rising Dividends Fund	248,823	2,855,686	3,104,509	344,049	907	344,956	2,759,553	(256,900)	154,455	(102,445)	2,657,108
DynaTech 2 Fund	—	—	—	37,266	277	37,543	(37,543)	(96,744)	1,078,309	981,565	944,022
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	—	—	51	—	51	(51)	1	2,162	2,163	2,112
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	45,726	—	45,726	31,066	201	31,267	14,459	9,408	249,123	258,531	272,990
Balanced Portfolio	45,916	—	45,916	77,314	489	77,803	(31,887)	(397,244)	1,228,369	831,125	799,238
Global Equity Portfolio	17,037	15,820	32,857	12,430	70	12,500	20,357	(78,310)	170,294	91,984	112,341
Energy Portfolio	44,849	—	44,849	18,645	74	18,719	26,130	253,898	(242,149)	11,749	37,879
Natural Resources Portfolio	14,118	—	14,118	7,451	12	7,463	6,655	36,287	(35,466)	821	7,476
Growth Portfolio	—	290,623	290,623	35,907	116	36,023	254,600	(221,569)	849,072	627,503	882,103
High Income Portfolio	561,269	—	561,269	115,523	625	116,148	445,121	(142,766)	594,240	451,474	896,595
International Core Equity Portfolio	94,373	—	94,373	72,163	343	72,506	21,867	(235,453)	984,146	748,693	770,560
Global Growth Portfolio	515	126,070	126,585	7,731	10	7,741	118,844	(171)	(12,299)	(12,470)	106,374
Mid Cap Growth Portfolio	—	1,013,276	1,013,276	110,347	271	110,618	902,658	(748,044)	1,315,324	567,280	1,469,938
Science and Technology Portfolio	—	695,542	695,542	159,198	514	159,712	535,830	(1,143,489)	4,606,927	3,463,438	3,999,268
Small Cap Growth Portfolio	—	623,369	623,369	49,492	235	49,727	573,642	(423,917)	279,645	(144,272)	429,370
SMID Cap Core Portfolio	18,419	906,357	924,776	113,347	440	113,787	810,989	(575,925)	973,110	397,185	1,208,174

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Lazard Retirement Series, Inc.
International Equity Portfolio	13,682	—	13,682	13,780	27	13,807	(125)	(28,837)	169,561	140,724	140,599
Global Dynamic Multi Asset Portfolio	—	49,548	49,548	11,850	56	11,906	37,642	(38,325)	80,227	41,902	79,544
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	119,769	—	119,769	28,141	162	28,303	91,466	(207,870)	302,087	94,217	185,683
ClearBridge Variable Mid Cap Portfolio	2,974	85,589	88,563	175,850	580	176,430	(87,867)	37,210	1,584,786	1,621,996	1,534,129
ClearBridge Variable Dividend Strategy Portfolio	690,221	5,032,514	5,722,735	477,825	1,232	479,057	5,243,678	119,042	(1,114,502)	(995,460)	4,248,218
ClearBridge Variable Small Cap Growth Portfolio	—	—	—	95,132	314	95,446	(95,446)	(484,610)	1,041,402	556,792	461,346
ClearBridge Variable Aggressive Growth Portfolio	484	78,166	78,650	9,663	18	9,681	68,969	(55,306)	138,287	82,981	151,950
Western Asset Variable Core Bond Plus Portfolio	2,249,065	—	2,249,065	857,886	3,718	861,604	1,387,461	(2,663,248)	4,427,429	1,764,181	3,151,642
ClearBridge Variable Large Cap Growth Portfolio	—	207,776	207,776	304,090	1,237	305,327	(97,551)	847,760	7,407,656	8,255,416	8,157,865
Pioneer Variable Contracts Trust
Fund Portfolio	9,120	62,147	71,267	19,836	65	19,901	51,366	(169,424)	476,183	306,759	358,125
Bond Portfolio	1,630,318	—	1,630,318	568,003	2,588	570,591	1,059,727	(1,982,765)	3,153,821	1,171,056	2,230,783
Strategic Income Portfolio	384,123	—	384,123	138,889	615	139,504	244,619	(485,443)	939,039	453,596	698,215
Equity Income Portfolio	175,496	801,356	976,852	138,355	513	138,868	837,984	(81,847)	(123,564)	(205,411)	632,573
High Yield Portfolio	30,475	—	30,475	7,642	54	7,696	22,779	(26,912)	56,097	29,185	51,964
Prudential Series Funds
Natural Resources Portfolio	—	—	—	9,386	14	9,400	(9,400)	39,273	(27,009)	12,264	2,864
Mid-Cap Growth Portfolio	—	—	—	1,641	7	1,648	(1,648)	5,841	21,100	26,941	25,293
PGIM Jennison Focused Blend Portfolio	—	—	—	5,649	—	5,649	(5,649)	9,499	(162,871)	(153,372)	(159,021)
PGIM Jennison Blend Portfolio	—	—	—	341	—	341	(341)	6,399	7,902	14,301	13,960
Royce Capital Fund
Micro-Cap Portfolio	—	—	—	3,245	15	3,260	(3,260)	(68,482)	104,882	36,400	33,140
Small Cap Portfolio	44,794	586,698	631,492	86,672	463	87,135	544,357	93,949	842,053	936,002	1,480,359
Alps Fund
Alerian Energy Infrastructure Portfolio	162,673	58,271	220,944	73,144	146	73,290	147,654	271,809	198,952	470,761	618,415
Global Opportunity Portfolio	—	—	—	20,203	52	20,255	(20,255)	(94,116)	498,002	403,886	383,631
American Funds IS
Asset Allocation Fund	1,772,762	3,500,371	5,273,133	1,161,165	2,159	1,163,324	4,109,809	(962,816)	7,264,372	6,301,556	10,411,365
Washington Mutual Investors Fund	823,032	440,598	1,263,630	606,814	1,167	607,981	655,649	(449,349)	6,770,746	6,321,397	6,977,046
Ultra-Short Bond Fund	902,706	—	902,706	298,101	1,145	299,246	603,460	185,877	(91,533)	94,344	697,804
Capital Income Builder Fund	526,977	—	526,977	250,304	498	250,802	276,175	204,134	925,887	1,130,021	1,406,196
Global Growth Fund	190,097	2,021,416	2,211,513	339,581	764	340,345	1,871,168	(169,857)	3,099,358	2,929,501	4,800,669
Capital World Growth and Income Fund	305,261	—	305,261	231,542	307	231,849	73,412	(537,430)	3,561,243	3,023,813	3,097,225
Global Small Capitalization Fund	1,647	77,012	78,659	78,104	135	78,239	420	(483,900)	1,299,894	815,994	816,414
Growth Fund	98,223	3,275,730	3,373,953	723,726	1,457	725,183	2,648,770	1,031,263	13,641,728	14,672,991	17,321,761
Growth-Income Fund	725,946	3,212,649	3,938,595	770,908	1,802	772,710	3,165,885	1,187,992	8,844,528	10,032,520	13,198,405
International Fund	108,032	—	108,032	126,865	203	127,068	(19,036)	(977,009)	2,227,405	1,250,396	1,231,360
International Growth and Income Fund	188,980	—	188,980	104,676	298	104,974	84,006	(1,535,620)	2,533,277	997,657	1,081,663
New World Fund	393,177	—	393,177	414,306	1,631	415,937	(22,760)	(245,392)	4,579,646	4,334,254	4,311,494
U.S. Government Securities Fund	571,608	—	571,608	218,588	651	219,239	352,369	(1,687,318)	1,612,373	(74,945)	277,424
Global Balanced Fund	184	—	184	60	—	60	124	1	3,069	3,070	3,194
The Bond Fd of America Fund	708	—	708	30	—	30	678	—	262	262	940
Invesco Oppenheimer
International Growth Fund	63,683	—	63,683	267,579	1,022	268,601	(204,918)	(1,281,842)	5,135,561	3,853,719	3,648,801
T. Rowe Price
Blue Chip Growth Portfolio	—	—	—	745,598	2,551	748,149	(748,149)	490,108	22,165,805	22,655,913	21,907,764

Midland National Life Insurance Company
Separate Account C
Statement of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Health Sciences Portfolio	—	1,175,039	1,175,039	369,956	1,112	371,068	803,971	351,076	(741,931)	(390,855)	413,116
Equity Income Portfolio	102	958	1,060	20	—	20	1,040	—	149	149	1,189
Mid-Cap Growth Portfolio	—	2,659	2,659	40	—	40	2,619	2	(12)	(10)	2,609
John Hancock Variable Insurance Trust
Financial Industries Portfolio	39,674	110,389	150,063	33,261	142	33,403	116,660	(345,274)	304,566	(40,708)	75,952
Fundamental All Cap Core Portfolio	403	26,122	26,525	2,644	9	2,653	23,872	(2,263)	36,587	34,324	58,196
Select Bond Portfolio	9,677	—	9,677	3,964	9	3,973	5,704	(6,170)	13,934	7,764	13,468
Strategic Income Opportunities Portfolio	21,811	—	21,811	8,405	46	8,451	13,360	(11,097)	35,463	24,366	37,726
Federated Hermes
High Income Bond Portfolio	76,582	—	76,582	19,688	57	19,745	56,837	(50,988)	168,704	117,716	174,553
Kaufmann Portfolio	—	—	—	68,368	253	68,621	(68,621)	(1,089,558)	2,007,914	918,356	849,735
Managed Volatility Portfolio	5,972	—	5,972	5,073	26	5,099	873	(2,923)	28,412	25,489	26,362
Principal Variable Contracts
Blue Chip Fund	—	—	—	7,332	6	7,338	(7,338)	4,953	178,236	183,189	175,851
Equity Income Fund	7,282	17,620	24,902	3,937	24	3,961	20,941	(20,574)	36,715	16,141	37,082
Diversified Balance Fund	14,719	51,140	65,859	9,362	25	9,387	56,472	(61,933)	91,102	29,169	85,641
Diversified Growth Fund	4,038	16,892	20,930	3,028	1	3,029	17,901	(2,404)	18,084	15,680	33,581
Diversified Income Fund	561	3,255	3,816	946	—	946	2,870	(146)	3,920	3,774	6,644

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,601,795	$316,807	$35,021	$952	$(475,677)	$(455,118)	$(552,651)	$(99,289)	$(1,546,762)	$(1,229,955)	$8,371,840
High Income Portfolio	4,226,913	339,850	38,301	140	(241,751)	(133,834)	(116,805)	(166,815)	(620,764)	(280,914)	3,945,999
Equity-Income Portfolio	6,621,979	521,518	26,894	933	(403,101)	(73,744)	(153,082)	(356,102)	(958,202)	(436,684)	6,185,295
Growth Portfolio	7,258,377	2,294,646	34,107	—	(706,214)	(106,263)	(252,635)	170,337	(860,668)	1,433,978	8,692,355
Overseas Portfolio	4,973,491	900,549	66,364	1,409	(342,496)	(118,448)	(98,596)	176,373	(315,394)	585,155	5,558,646
Mid Cap Portfolio	15,717,066	1,976,211	646,848	269	(574,890)	(608,760)	(377,964)	(42,365)	(956,862)	1,019,349	16,736,415
Asset Manager Portfolio	859,857	82,504	946	—	(137,064)	(2,273)	(8,203)	(5,522)	(152,116)	(69,612)	790,245
Investment Grade Bond Portfolio	3,823,171	230,910	270,927	1,029	(697,582)	(270,830)	355,519	2,093,508	1,752,571	1,983,481	5,806,652
Index 500 Portfolio	19,650,780	4,489,107	32,942	2,172	(1,209,553)	(402,906)	(497,123)	(366,095)	(2,440,563)	2,048,544	21,699,324
Contrafund Portfolio	34,343,886	10,293,969	1,517,615	—	(1,701,878)	(1,386,730)	(968,348)	(909,947)	(3,449,288)	6,844,681	41,188,567
Asset Manager: Growth Portfolio	782,749	112,179	25,427	—	(29,777)	(2,222)	(11,079)	(197)	(17,848)	94,331	877,080
Balanced Portfolio	2,909,180	557,095	56,073	119	(232,729)	(76,715)	(108,668)	218,906	(143,014)	414,081	3,323,261
Growth & Income Portfolio	2,221,263	278,656	12,898	365	(205,897)	(24,195)	(36,768)	(566,398)	(819,995)	(541,339)	1,679,924
Growth Opportunities Portfolio	25,629,581	11,641,111	3,996,024	—	(1,374,202)	(701,464)	(573,283)	2,058,854	3,405,929	15,047,040	40,676,621
Value Strategies Portfolio	3,313,053	445,004	22,631	(428)	(218,498)	(236,153)	(126,404)	(589,603)	(1,148,455)	(703,451)	2,609,602
Strategic Income Portfolio	13,518,369	1,001,672	760,470	—	(700,518)	(336,625)	(838,710)	333,899	(781,484)	220,188	13,738,557
Emerging Markets Portfolio	4,847,182	360,358	122,984	—	(223,159)	(92,594)	(73,674)	140,198	(126,245)	234,113	5,081,295
Real Estate Portfolio	16,300,362	1,400,161	690,123	—	(601,577)	(1,101,211)	(565,384)	32,894	(1,545,155)	(144,994)	16,155,368
Funds Manager 50% Portfolio	6,685,802	738,957	284,410	—	(257,097)	(75,823)	(102,360)	(128,032)	(278,902)	460,055	7,145,857
Funds Manager 70% Portfolio	4,533,866	620,732	294,589	—	(195,028)	(240,602)	(76,277)	81,647	(135,671)	485,061	5,018,927
Funds Manager 85% Portfolio	1,698,499	256,235	23,324	—	(89,002)	(146,399)	(82,682)	53,531	(241,228)	15,007	1,713,506
Government Money Market Portfolio Service Class 2	10,859,494	1,274,276	105,927,803	—	(8,786,407)	(3,115,292)	(11,576,160)	(33,697,603)	48,752,341	50,026,617	60,886,111
International Capital Appreciation Portfolio	3,744,480	1,007,424	460,501	—	(104,725)	(117,287)	(113,871)	407,488	532,106	1,539,530	5,284,010
Energy Portfolio	—	13	—	—	—	—	—	3,346	3,346	3,359	3,359
American Century Variable Portfolios, Inc.
Balanced Fund	4,370,046	645,473	261,019	119	(192,411)	(98,209)	(122,886)	289,029	136,661	782,134	5,152,180
Capital Appreciation Fund	1,554,367	300,915	13,352	150	(131,912)	(15,156)	(30,909)	175,520	11,045	311,960	1,866,327
International Fund	2,513,047	250,135	14,626	603	(224,464)	(5,204)	(75,224)	(38,022)	(327,685)	(77,550)	2,435,497
Value Fund	78,502,176	5,368,351	4,365,922	1,359	(3,422,878)	(4,802,872)	(1,756,936)	(1,885,393)	(7,500,798)	(2,132,447)	76,369,729
Disciplined Core Value Fund	5,581,814	356,499	190,344	—	(104,397)	(158,627)	(129,944)	(212,434)	(415,058)	(58,559)	5,523,255
Inflation Protection Fund	8,589,219	191,166	139,208	503	(675,576)	(148,032)	(499,472)	311,099	(872,270)	(681,104)	7,908,115
Large Company Value Fund	1,449,982	(4,292)	476	—	(22,468)	(9,142)	(42,857)	(661,706)	(735,697)	(739,989)	709,993
Mid Cap Value Fund	38,660,896	1,490,617	2,177,779	—	(1,783,266)	(2,135,995)	(984,468)	(1,892,680)	(4,618,630)	(3,128,013)	35,532,883
Ultra Fund	5,798,287	2,720,797	1,170,096	—	(773,971)	(87,291)	(150,708)	2,279,055	2,437,181	5,157,978	10,956,265
MFS Variable Insurance Trust
Research Series	345,456	64,953	181	—	(17,531)	(6,110)	(4,378)	(27,228)	(55,066)	9,887	355,343
Growth Series	1,263,463	409,584	3,864	119	(58,704)	(41,128)	(21,854)	(12,499)	(130,202)	279,382	1,542,845
Investors Trust Series	424,738	49,725	407	—	(38,160)	(20,500)	(8,533)	(132,085)	(198,871)	(149,146)	275,592
New Discovery Series	6,468,801	820,292	302,844	—	(492,805)	(206,172)	(200,587)	251,539	(345,181)	475,111	6,943,912
Corporate Bond Portfolio	4,641,603	340,664	736,974	—	(310,307)	(253,679)	(187,157)	(152,383)	(166,552)	174,112	4,815,715
Emerging Markets Equity Portfolio	4,333,857	393,679	360,322	—	(107,960)	(102,915)	(100,406)	(101,698)	(52,657)	341,022	4,674,879
Technology Portfolio	5,976,160	3,014,054	425,607	—	(351,116)	(270,720)	(108,199)	245,248	(59,180)	2,954,874	8,931,034
Global Tactical Allocation Portfolio	1,120,198	74,002	25,719	—	(79,451)	(70,344)	(32,136)	(106,548)	(262,760)	(188,758)	931,440
International Intrinsic Value Portfolio	12,895,443	2,050,512	196,784	—	(521,317)	(961,944)	(276,504)	1,038,862	(524,119)	1,526,393	14,421,836
Utilities Series Portfolio	15,660,116	(562,432)	785,769	—	(398,738)	(344,621)	(578,129)	(1,915,761)	(2,451,480)	(3,013,912)	12,646,204
Blended Research Core Equity Portfolio	3,459,958	967,466	312,540	—	(124,820)	(131,181)	(39,106)	578,615	596,048	1,563,514	5,023,472

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Real Estate Portfolio	873,404	79,834	61,839	—	(19,861)	(35,035)	(60,359)	26,417	(26,999)	52,835	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,588,535	138,869	543	—	(240,416)	(5,708)	(89,237)	(103,551)	(438,369)	(299,500)	1,289,035
Mid-Cap Stock Portfolio	1,406,074	182,494	77,575	183	(109,699)	(17,457)	(32,658)	(21,208)	(103,264)	79,230	1,485,304
Bond-Debenture Portfolio	26,358,622	1,258,080	538,900	—	(1,173,980)	(1,276,830)	(791,799)	(72,103)	(2,775,812)	(1,517,732)	24,840,890
Fundamental Equity Portfolio	2,027,903	244,989	102,497	—	(123,373)	(96,974)	(54,795)	(65,733)	(238,378)	6,611	2,034,514
Developing Growth Portfolio	3,934,395	252,538	23,993	—	(165,490)	(118,381)	(94,615)	(132,729)	(487,222)	(234,684)	3,699,711
Short Duration Income Portfolio	17,956,408	610,592	362,272	—	(801,695)	(1,442,711)	(503,321)	(466,538)	(2,851,993)	(2,241,401)	15,715,007
Alger Fund
LargeCap Growth Portfolio	3,604,009	1,145,735	31,152	1,604	(256,431)	(41,537)	(106,444)	347,910	(23,746)	1,121,989	4,725,998
MidCap Growth Portfolio	3,329,477	689,115	23,778	935	(379,114)	(90,683)	(86,761)	90,294	(441,551)	247,564	3,577,041
Capital Appreciation Portfolio	2,095,083	910,005	49,924	—	(118,675)	(30,180)	(80,372)	347,422	168,119	1,078,124	3,173,207
SmallCap Growth Portfolio	530,498	76,462	1,197	—	(18,099)	(19,235)	(6,290)	2,681	(39,746)	36,716	567,214
Capital Appreciation Portfolio Class S	31,891,779	11,882,038	256,462	—	(1,822,449)	(1,565,055)	(932,799)	(2,832,950)	(6,896,791)	4,985,247	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,501,167	235,002	92,140	—	(33,234)	(319,464)	(48,334)	19,376	(289,516)	(54,514)	2,446,653
S&P 500 Index Portfolio	1,221,541	312,006	8,767	—	(58,274)	(85,596)	(37,248)	245,603	73,252	385,258	1,606,799
SRI Balanced Portfolio	5,599,365	837,862	285,319	—	(196,663)	(33,953)	(186,168)	(74,879)	(206,344)	631,518	6,230,883
Invesco Variable Insurance Funds
Technology Fund	590,218	299,821	159,882	991	(216,062)	—	(30,909)	340,679	254,581	554,402	1,144,620
Diversified Dividend Fund	3,273,278	168,828	386,923	658	(67,755)	(24,533)	(31,218)	(1,139,307)	(875,232)	(706,404)	2,566,874
Health Care Fund	999,125	8,220	7,236	119	(103,685)	(21,987)	(42,053)	(56,841)	(217,211)	(208,991)	790,134
Global Real Estate Fund	84,692	4,255	2,350	—	(2,536)	(1,025)	(4,536)	(3,064)	(8,811)	(4,556)	80,136
International Equity Fund	179,775	14,810	298	—	(123,020)	(4,013)	(12,106)	161,124	22,283	37,093	216,868
Main Street Mid Cap Fund	201,986	20,819	403	—	(16,968)	(439)	(10,715)	(8,241)	(35,960)	(15,141)	186,845
Discovery Mid Cap Growth Fund	4,962,407	536,494	225,497	—	(238,639)	(85,611)	(110,853)	(116,804)	(326,410)	210,084	5,172,491
Global Fund	5,761,990	1,807,306	468,777	—	(133,151)	(684,792)	(181,563)	102,008	(428,721)	1,378,585	7,140,575
Main Street Fund	8,517,650	1,607,856	139,754	—	(390,244)	(457,679)	(164,548)	(904,959)	(1,777,676)	(169,820)	8,347,830
Main Street Small Cap Fund	7,063,355	1,224,976	691,216	—	(254,602)	(380,698)	(240,736)	2,206,149	2,021,329	3,246,305	10,309,660
Balanced-Risk Allocation Fund	431,417	20,938	7,813	—	(8,490)	1,990	(7,741)	(21,751)	(28,179)	(7,241)	424,176
Core Plus Bond Fund	4,339,505	177,319	117,319	—	(180,747)	(396,506)	(92,994)	193,054	(359,874)	(182,555)	4,156,950
Equity and Income Fund	5,273,689	392,625	556,313	150	(269,094)	(119,531)	(115,515)	(604,218)	(551,895)	(159,270)	5,114,419
Small Cap Equity Fund	2,212,976	374,082	857,967	—	(39,046)	(67,544)	(33,591)	151,842	869,628	1,243,710	3,456,686
Equally Weighted S&P 500 Fund	3,924,433	522,387	989,035	—	(296,401)	18,231	(96,431)	501,006	1,115,440	1,637,827	5,562,260
Growth and Income Fund	454,958	36,849	9,988	—	(34,170)	(227)	(15,883)	(52,060)	(92,352)	(55,503)	399,455
American Value Fund	112,569	12,081	78	—	(1,287)	(5,072)	(11,009)	—	(17,290)	(5,209)	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,367,281	57,430	20,485	668	(118,388)	(29,098)	(44,660)	26,177	(144,816)	(87,386)	1,279,895
Small Cap Core Portfolio	1,946,867	214,142	26,480	793	(89,239)	(39,790)	(47,758)	(64,093)	(213,607)	535	1,947,402

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	560,713	192,038	131,511	—	(233,622)	—	(27,241)	189,372	60,020	252,058	812,771
NASDAQ-100 Fund	758,701	519,057	327,186	539	(226,923)	—	(47,409)	458,001	511,394	1,030,451	1,789,152
U.S. Government Money Market Fund	255,615	7,278	1	—	(4,120)	—	(35,406)	138,239	98,714	105,992	361,607
Inverse S&P 500 Strategy Fund	96,789	(7,093)	255	—	(11,995)	—	(172)	(60,664)	(72,576)	(79,669)	17,120
Inverse NASDAQ-100 Strategy Fund	44,147	(12,279)	403	—	(2,105)	—	(1,001)	(6,095)	(8,798)	(21,077)	23,070
Inverse Government Long Bond Strategy Fund	12,170	28	15	—	(2,123)	—	(77)	(4,628)	(6,813)	(6,785)	5,385
Government Long Bond 1.2x Strategy	89,929	(1,775)	582	—	(53)	—	(596)	394	327	(1,448)	88,481
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,230,976	117,745	17,641	—	(132,656)	(256,255)	(94,456)	134,969	(330,757)	(213,012)	3,017,964
S&P 500 Pure Growth Fund	5,147,948	226,743	904,609	—	(128,035)	(78,745)	(128,338)	(1,345,000)	(775,509)	(548,766)	4,599,182
S&P MidCap 400 Pure Growth Fund	1,217,030	145,974	6,068	—	(155,726)	(17,662)	(19,521)	(4,722)	(191,563)	(45,589)	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	704,791	85,788	101,395	—	(24,016)	(19,091)	(7,533)	122,991	173,746	259,534	964,325
Multi-Hedge Strategies Fund	1,394,523	39,374	16,017	—	(87,846)	(127,151)	(24,864)	(66,663)	(290,507)	(251,133)	1,143,390
Global Managed Futures Strategy Fund	1,302,644	10,322	18,761	—	(3,792)	(110,167)	31,342	(860,833)	(924,689)	(914,367)	388,277
Small Cap Value Fund	4,979,366	380,228	245,269	—	(323,037)	(216,630)	(122,036)	(103,931)	(520,365)	(140,137)	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	30,492	2,091	2	—	(557)	—	(3,030)	1,671	(1,914)	177	30,669
Asia 30	53,404	800	181	—	(473)	—	(1,198)	(246)	(1,736)	(936)	52,468
Banks	24,342	3,019	297	—	(68)	—	(1,034)	58,845	58,040	61,059	85,401
Materials	36,813	3,444	215	—	(197)	—	(2,156)	(266)	(2,404)	1,040	37,853
Bear	7,558	(1,216)	—	—	(495)	—	(27)	(300)	(822)	(2,038)	5,520
Biotechnology	225,765	15,679	287	—	(1,842)	—	(8,371)	(9,329)	(19,255)	(3,576)	222,189
Bull	375,561	80,450	82,139	—	(60,762)	—	(41,249)	109,130	89,258	169,708	545,269
Consumer Staples	128,880	498	27,050	—	(27,212)	—	(2,838)	(58,989)	(61,989)	(61,491)	67,389
Consumer Discretionary	73,842	20,974	243	—	(1,430)	—	(4,355)	9,835	4,293	25,267	99,109
Dow 30	140,786	18,994	142	—	(8,983)	—	(16,530)	59,304	33,933	52,927	193,713
Emerging Markets	31,482	2,509	532	—	(1,987)	—	(4,458)	36,578	30,665	33,174	64,656
Europe 30	34,588	4,947	100	—	(173)	—	(3,083)	—	(3,156)	1,791	36,379
Falling U.S. Dollar	21,315	(1,354)	1	—	(1,526)	—	(185)	1,557	(153)	(1,507)	19,808
Financials	18,271	1,777	104	—	(95)	(91)	(2,261)	121	(2,222)	(445)	17,826
Health Care	294,366	(7,041)	398	—	(6,028)	(77)	(28,840)	1,860	(32,687)	(39,728)	254,638
Industrials	66,410	13,090	—	—	(10,316)	(245)	(4,065)	60,433	45,807	58,897	125,307
International	31,847	3,971	3	—	(1,805)	—	(1,621)	—	(3,423)	548	32,395
Internet	189,769	69,391	3,293	—	(1,141)	(53)	(4,679)	(53,998)	(56,578)	12,813	202,582
Japan	37,037	11,437	—	—	(24)	—	(1,010)	(7,196)	(8,230)	3,207	40,244
Large-Cap Growth	621,851	144,432	11,820	—	(50,628)	—	(25,571)	90,960	26,581	171,013	792,864
Large-Cap Value	531,311	83,204	10,332	—	(31,805)	(40)	(45,434)	(3,330)	(70,277)	12,927	544,238
Mid-Cap	103,630	9,043	4,920	—	(24,172)	—	(2,547)	—	(21,799)	(12,756)	90,874
Mid-Cap Growth	269,330	31,994	3,271	—	(13,531)	—	(6,332)	(17,357)	(33,949)	(1,955)	267,375
Mid-Cap Value	106,204	9,176	1,584	—	(1,110)	—	(7,302)	(16,106)	(22,934)	(13,758)	92,446
Government Money Market	3,107,312	43,507	10,131	—	(249,279)	(476)	(187,758)	(303,705)	(731,087)	(687,580)	2,419,732
Energy	229,703	(15,352)	44,899	—	(7,486)	—	(10,996)	35,564	61,981	46,629	276,332
NASDAQ-100	217,490	93,122	3,062	—	(43,296)	—	(15,333)	(5,675)	(61,242)	31,880	249,370
Pharmaceuticals	55,552	(3,932)	420	—	(524)	—	—	4,904	4,800	868	56,420

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	280,844	(18,425)	56,641	—	(12,730)	—	(10,388)	(21,114)	12,409	(6,016)	274,828
Real Estate	57,791	3,587	19	—	(2,324)	(68)	(1,784)	1	(4,156)	(569)	57,222
Rising Rates Opportunity	17,427	(230)	4	—	(481)	—	(1,958)	1	(2,434)	(2,664)	14,763
Semiconductor	108,566	87,729	761	—	(16,915)	—	(6,918)	9,089	(13,983)	73,746	182,312
Short Dow 30	1,638	(153)	1	—	(119)	—	—	(1)	(119)	(272)	1,366
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,620	(703)	—	—	—	—	(28)	—	(28)	(731)	4,889
Short Mid-Cap	1,494	(172)	—	—	—	—	—	—	—	(172)	1,322
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	2,105	(273)	—	—	(54)	—	(27)	(1)	(82)	(355)	1,750
Small-Cap	141,401	15,444	256	—	(7,769)	—	(6,558)	671	(13,400)	2,044	143,445
Small-Cap Growth	135,053	14,771	3,717	—	(5,950)	—	(5,061)	1,157	(6,137)	8,634	143,687
Small-Cap Value	87,148	7,111	303	—	(534)	(78)	(6,613)	2,084	(4,838)	2,273	89,421
Technology	218,789	87,129	210	—	(38,974)	(892)	(17,788)	(35,157)	(92,601)	(5,472)	213,317
Communication Services	2,455	122	1	—	(1,762)	(35)	(415)	—	(2,211)	(2,089)	366
U.S. Government Plus	61,920	(836)	64	—	(396)	—	(1,108)	4,305	2,865	2,029	63,949
UltraBull	592,893	249,622	3,822	—	(1,176)	(338)	(8,355)	8,495	2,448	252,070	844,963
UltraMid-Cap	304,760	57,487	264	—	(2,574)	(133)	(10,372)	14,427	1,612	59,099	363,859
UltraNASDAQ-100	301,598	322,932	4,094	—	(7,798)	—	(17,766)	(7,363)	(28,833)	294,099	595,697
UltraShort Dow 30	346	(120)	—	—	—	—	—	—	—	(120)	226
UltraShort NASDAQ-100	306	(188)	—	—	(23)	—	—	—	(23)	(211)	95
UltraSmall-Cap	86,384	16,941	3,469	—	(556)	—	(2,893)	6,363	6,383	23,324	109,708
Utilities	197,910	(19,564)	5	—	(5,206)	(290)	(24,738)	(17,546)	(47,775)	(67,339)	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	7,704,996	(375,684)	364,955	733	(232,326)	(380,602)	(197,327)	(1,370,192)	(1,814,759)	(2,190,443)	5,514,553
Emerging Markets Fund	807,421	52,024	18,524	(848)	(63,495)	(7,478)	(13,106)	(60,152)	(126,555)	(74,531)	732,890
Emerging Markets Bond Fund	341,850	28,815	36,415	—	(836)	(6,750)	(4,021)	(1,904)	22,904	51,719	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	8,773,284	4,949,556	1,529,230	—	(505,457)	(481,266)	(78,189)	1,640,074	2,104,392	7,053,948	15,827,232
Overseas Portfolio	1,087,968	101,370	199,422	—	(168,895)	(59,770)	245,895	67,088	283,740	385,110	1,473,078
Research Portfolio	149,236	42,262	—	—	(1,409)	(57,821)	(3,686)	(26,857)	(89,773)	(47,511)	101,725
Enterprise Services Portfolio	31,661,580	5,180,508	2,181,632	—	(1,445,654)	(1,359,063)	(1,025,457)	2,090,880	442,338	5,622,846	37,284,426
Global Research Portfolio	1,469,892	322,518	232,002	—	(6,823)	(11,849)	(40,171)	(413,033)	(239,874)	82,644	1,552,536
Mid Cap Value Portfolio	4,266,745	399,390	263,755	—	(165,610)	(111,967)	(134,199)	27,129	(120,892)	278,498	4,545,243
Balanced Portfolio	76,782,262	9,812,472	4,177,197	—	(2,541,799)	(3,715,025)	(2,996,901)	(2,797,426)	(7,873,954)	1,938,518	78,720,780
Flexible Bond Portfolio	7,446,718	270,978	53,612	—	(222,050)	(260,931)	(187,648)	16,633	(600,384)	(329,406)	7,117,312

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	30,907,266	1,280,474	596,008	2,713	(1,403,007)	(2,158,076)	(1,034,099)	667,945	(3,328,516)	(2,048,042)	28,859,224
Low Duration Portfolio	30,036,870	971,740	1,185,553	—	(1,631,017)	(2,711,541)	(1,028,442)	1,256,726	(2,928,721)	(1,956,981)	28,079,889
High Yield Portfolio	8,632,214	1,002,209	1,697,122	197	(831,626)	(233,508)	(436,155)	1,553,050	1,749,080	2,751,289	11,383,503
Real Return Portfolio	23,530,989	450,175	734,809	—	(920,460)	(1,633,759)	(908,806)	(664,002)	(3,392,218)	(2,942,043)	20,588,946
All Asset Portfolio	2,965,503	176,108	45,982	—	(181,897)	(87,951)	(106,813)	(27,621)	(358,300)	(182,192)	2,783,311
Global Managed Asset Allocation Portfolio	890,660	101,955	55,043	—	(12,559)	(9,871)	(12,586)	974	21,001	122,956	1,013,616
Short-Term Portfolio	56,661,671	2,102,239	4,117,581	—	(5,331,899)	(2,573,319)	(4,048,927)	(5,828,287)	(13,664,851)	(11,562,612)	45,099,059
Emerging Markets Bond Portfolio	1,655,280	140,426	14,609	—	(76,815)	(75,266)	(47,814)	(65,522)	(250,808)	(110,382)	1,544,898
Global Bond Opportunities Portfolio	106,448	2,538	630	—	(11)	—	(35)	(32,596)	(32,012)	(29,474)	76,974
Commodity Real Return Strategy Portfolio	7,817,404	(697,745)	66,793	—	(292,642)	(286,281)	(283,240)	121,131	(674,239)	(1,371,984)	6,445,420
International Bond (USD-Hedged) Portfolio	2,505,641	187,384	3,459	—	(51,146)	(62,276)	(30,568)	143,519	2,988	190,372	2,696,013
Dynamic Bond Adv Portfolio	2,094,573	104,177	375,017	—	(76,963)	(184,069)	(42,931)	(264,120)	(193,066)	(88,889)	2,005,684
Income Advisor Portfolio	31,220,196	2,046,089	1,126,330	—	(1,090,615)	(935,570)	(1,813,338)	1,078,209	(1,634,984)	411,105	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,269,059	225,723	52,274	661	(75,422)	(6,319)	(64,134)	639	(92,301)	133,422	1,402,481
Large Cap Value Fund	554,027	16,254	1,157	—	(11,720)	(2,120)	(78,341)	(323,466)	(414,490)	(398,236)	155,791
Mid Cap Value Fund	3,110,709	273,211	22,663	1,704	(150,792)	(96,742)	(71,616)	(261,793)	(556,576)	(283,365)	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	536,207	83,851	2,422	—	(202,626)	(8,710)	(19,199)	104,040	(124,073)	(40,222)	495,985
AMT Mid Cap Intrinsic Value Portfolio	305,694	6,847	2,902	—	(6,206)	—	(8,736)	(181,849)	(193,889)	(187,042)	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	307,878	41,671	735	—	(122,659)	(25,030)	(18,989)	64,588	(101,355)	(59,684)	248,194
Sustainable U.S. Equity Portfolio	14,050	2,937	422	—	(319)	—	(1,021)	34	(884)	2,053	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	21,233	1,677	29	—	(490)	(3,144)	(1,118)	38	(4,685)	(3,008)	18,225
Emerging Markets Equity Portfolio	115,114	9,975	1,782	—	(4,031)	(1,167)	(5,342)	(2,977)	(11,735)	(1,760)	113,354
Discovery Portfolio	36,101	13,369	132	—	(278)	—	(2,704)	(8,502)	(11,352)	2,017	38,118
U.S. Real Estate Portfolio	48,527	4,344	83	—	(5,975)	(146)	(3,347)	(3,306)	(12,691)	(8,347)	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	710,822	(19,281)	1,372	—	(53,824)	—	(3,389)	46,593	(9,248)	(28,529)	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,424,823	282,999	53,265	—	(88,256)	(29,759)	(102,881)	(853)	(168,484)	114,515	2,539,338
Small Cap Growth Portfolio	18,765	627	1	—	—	—	(66)	2,071	2,006	2,633	21,398
Discovery Value Portfolio	6,142,464	941,846	601,924	—	(221,992)	(244,847)	(151,057)	(159,225)	(175,197)	766,649	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,890,440	530,811	248,643	—	(217,704)	(425,609)	(67,874)	(206,419)	(668,963)	(138,152)	3,752,288
Capital Appreciation Fund	400,206	176,495	650	—	(14,217)	(85,993)	(8,409)	(6,694)	(114,663)	61,832	462,038
Equity Dividend Fund	27,039,392	2,323,445	1,229,999	—	(800,477)	(387,753)	(700,523)	(6,933,702)	(7,592,456)	(5,269,011)	21,770,381
Global Allocation Fund	12,171,555	1,248,670	306,878	—	(887,641)	(609,990)	(347,247)	(17,286)	(1,555,286)	(306,616)	11,864,939
Advantage Large Cap Core Fund	405,050	90,175	3,894	—	(1,226)	—	(8,605)	(71,305)	(77,242)	12,933	417,983
Large Cap Focus Growth Fund	8,526,239	4,222,957	773,358	—	(641,774)	(535,704)	501,912	443,851	541,643	4,764,600	13,290,839
60/40 Target Allocation ETF Fund	7,596,065	896,423	481,735	—	(101,459)	(1,177,322)	150,280	(519,033)	(1,165,799)	(269,376)	7,326,689
Total Return Fund	1,457,503	62,786	10,803	—	(5,183)	—	(26,878)	136,449	115,191	177,977	1,635,480
S&P 500 Fund	1,535,810	363,810	76	—	(2,106)	(25,561)	(39,958)	(23,450)	(90,999)	272,811	1,808,621

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,037,375	2,263,615	1,554,417	—	(866,091)	(447,828)	(36,469)	1,464,178	1,668,207	3,931,822	10,969,197
Dividend Opportunity Portfolio	9,903,002	197,793	634,537	—	(303,540)	(393,845)	(368,541)	(1,310,708)	(1,742,097)	(1,544,304)	8,358,698
Emerging Markets Bond Portfolio	4,219,308	317,128	62,756	—	(230,457)	(240,221)	(121,640)	(118,657)	(648,219)	(331,091)	3,888,217
High Yield Portfolio	4,435,748	544,521	544,752	—	(277,480)	(195,607)	(161,741)	1,588,982	1,498,906	2,043,427	6,479,175
Select Large-Cap Value Portfolio	6,954,925	411,991	248,431	—	(192,259)	(129,248)	(474,775)	5,977,041	5,429,190	5,841,181	12,796,106
Seligman Global Tech Portfolio	9,038,981	4,274,925	1,656,417	—	(345,685)	(360,973)	(249,685)	1,748,423	2,448,497	6,723,422	15,762,403
US Government Mortgage Portfolio	941,623	31,469	36,342	—	(92,930)	(2,901)	(31,683)	(64,892)	(156,064)	(124,595)	817,028
Strategic Income Portfolio	1,313,268	117,653	146,655	—	(33,220)	(12,593)	(16,635)	243,806	328,013	445,666	1,758,934
Emerging Markets Portfolio	247,339	22,052	34,745	—	(90)	—	(867)	45,696	79,484	101,536	348,875
Select Mid Cap Value Portfolio	—	11,076	15,402	—	—	—	—	88,457	103,859	114,935	114,935
Small Cap Value Portfolio	—	7,831	19,402	—	—	—	—	55,732	75,134	82,965	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	39,215,391	9,376,413	2,801,585	—	(1,767,111)	(2,254,688)	540,434	799,482	119,702	9,496,115	48,711,506
Small Cap Index Portfolio	7,115,261	1,026,039	770,839	—	(247,313)	(624,354)	(214,461)	(273,650)	(588,939)	437,100	7,552,361
Alternative Asset Allocation Portfolio	1,138,480	44,743	29,726	—	(38,756)	(73,560)	(11,490)	(58,830)	(152,910)	(108,167)	1,030,313
Global Small Cap Portfolio	198,267	36,787	475	—	(37,707)	(1,505)	(9,046)	(19,520)	(67,303)	(30,516)	167,751
Small Mid Cap Value Portfolio	3,889,214	470,739	8,572	—	(219,755)	(151,021)	(81,417)	(60,061)	(503,682)	(32,943)	3,856,271
CROCI US Portfolio	151,484	28,214	300	—	(129)	—	(3,211)	(499)	(3,539)	24,675	176,159
High Income Portfolio	333,640	48,090	34,471	—	(20,480)	(4,510)	(32,125)	195,980	173,336	221,426	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,096,634	1,836,189	1,784,867	—	(907,453)	(688,523)	(939,066)	450,574	(299,601)	1,536,588	20,633,222
Delaware Variable Insurance Portfolios
Total Return Portfolio	121,815	10,256	—	—	(1,338)	(38,183)	(2,076)	(2,415)	(44,012)	(33,756)	88,059
International Portfolio	993,062	121,678	1,344	—	(7,426)	—	(3,682)	(151,597)	(161,361)	(39,683)	953,379
Opportunity Portfolio	8,087,611	1,027,168	1,439	—	(362,811)	(692,456)	(173,321)	(618,485)	(1,845,634)	(818,466)	7,269,145
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,526,155	481,173	13,225	—	(276,383)	(349,600)	(155,301)	(64,091)	(832,150)	(350,977)	4,175,178
Income Fund	25,070,503	1,717,102	2,023,617	—	(1,190,681)	(1,626,294)	(1,399,793)	398,105	(1,795,046)	(77,944)	24,992,559
Global Bond Fund	24,704,524	246,260	1,023,753	—	(1,166,694)	(2,277,134)	(662,935)	(299,891)	(3,382,901)	(3,136,641)	21,567,883
Foreign Fund	34,488,163	6,162,444	1,977,447	—	(1,666,113)	(2,270,090)	(910,547)	(2,055,354)	(4,924,657)	1,237,787	35,725,950
Developing Markets Fund	2,422,020	259,577	32,891	—	(123,350)	(74,307)	(65,690)	(62,533)	(292,989)	(33,412)	2,388,608
Mutual Global Discovery Fund	4,657,252	787,534	11,980	—	(99,465)	(550,952)	(87,554)	(178,235)	(904,226)	(116,692)	4,540,560
Rising Dividends Fund	25,895,128	2,657,108	2,031,373	—	(1,126,757)	(1,327,103)	(886,325)	634,415	(674,397)	1,982,711	27,877,839
DynaTech 2 Fund	1,980,410	944,022	764,725	—	(77,216)	(57,658)	(85,577)	545,335	1,089,609	2,033,631	4,014,041
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	2,112	74,911	—	—	—	—	24	74,935	77,047	77,047
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	2,530,912	272,990	18,450	—	(145,962)	(212,920)	(142,140)	(81,549)	(564,121)	(291,131)	2,239,781
Balanced Portfolio	5,904,604	799,238	16,489	—	(236,694)	(210,989)	(223,151)	1,207	(653,138)	146,100	6,050,704
Global Equity Portfolio	902,366	112,341	52,120	—	(10,006)	(26,559)	(22,584)	(22,269)	(29,298)	83,043	985,409
Energy Portfolio	1,692,405	37,879	13,239	—	(40,709)	(21,264)	(199,019)	(131,167)	(378,920)	(341,041)	1,351,364
Natural Resources Portfolio	643,386	7,476	12,851	—	(4,417)	(79,101)	(12,635)	10,848	(72,454)	(64,978)	578,408
Growth Portfolio	2,839,211	882,103	776	—	(212,659)	(273,663)	(95,633)	(352,623)	(933,802)	(51,699)	2,787,512
High Income Portfolio	9,191,008	896,595	138,894	—	(459,358)	(626,773)	(304,089)	401,692	(849,634)	46,961	9,237,969
International Core Equity Portfolio	5,979,593	770,560	11,903	—	(307,965)	(453,884)	(84,217)	(426,456)	(1,260,619)	(490,059)	5,489,534
Global Growth Portfolio	675,775	106,374	—	—	(8,768)	(107,640)	(15,677)	(32,575)	(164,660)	(58,286)	617,489
Mid Cap Growth Portfolio	8,838,626	1,469,938	18,007	—	(656,100)	(262,953)	(434,017)	(373,335)	(1,708,398)	(238,460)	8,600,166

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Science and Technology Portfolio	11,649,955	3,999,268	73,292	—	(425,110)	(759,486)	(338,966)	(573,759)	(2,024,029)	1,975,239	13,625,194
Small Cap Growth Portfolio	3,832,297	429,370	38,983	—	(202,034)	(313,625)	(92,937)	24,485	(545,128)	(115,758)	3,716,539
SMID Cap Core Portfolio	9,460,115	1,208,174	—	—	(580,535)	(555,717)	(216,445)	(265,374)	(1,618,071)	(409,897)	9,050,218
Lazard Retirement Series, Inc.
International Equity Portfolio	978,957	140,599	13,063	—	(28,922)	(9,480)	(21,629)	58,003	11,035	151,634	1,130,591
Global Dynamic Multi Asset Portfolio	1,045,022	79,544	4,818	—	(52,228)	(155,152)	(12,411)	(48,856)	(263,829)	(184,285)	860,737
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,825,701	185,683	674,542	—	(47,025)	(304,176)	(83,536)	206,279	446,084	631,767	2,457,468
ClearBridge Variable Mid Cap Portfolio	13,354,399	1,534,129	999,999	—	(351,634)	(458,601)	(330,014)	738,709	598,459	2,132,588	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	37,656,434	4,248,218	900,228	—	(1,329,794)	(1,111,588)	(1,784,660)	(2,400,224)	(5,726,038)	(1,477,820)	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	6,078,639	461,346	986,729	—	(289,125)	(104,387)	(189,175)	1,791,602	2,195,644	2,656,990	8,735,629
ClearBridge Variable Aggressive Growth Portfolio	694,061	151,950	17,478	—	(3,160)	(37,821)	(15,025)	3,537	(34,991)	116,959	811,020
Western Asset Variable Core Bond Plus Portfolio	69,205,540	3,151,642	3,828,856	—	(3,761,115)	(5,651,988)	(1,787,226)	466,802	(6,904,671)	(3,753,029)	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	20,483,212	8,157,865	1,560,110	—	(1,098,799)	(1,600,555)	(557,699)	(907,923)	(2,604,866)	5,552,999	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	1,369,738	358,125	235,755	—	(211,790)	(99,396)	(24,103)	121,345	21,811	379,936	1,749,674
Bond Portfolio	45,533,637	2,230,783	2,388,672	—	(2,389,074)	(3,418,673)	(1,231,413)	966,268	(3,684,220)	(1,453,437)	44,080,200
Strategic Income Portfolio	11,915,805	698,215	149,896	—	(309,402)	(553,767)	(321,322)	(1,359,250)	(2,393,845)	(1,695,630)	10,220,175
Equity Income Portfolio	11,893,373	632,573	447,560	—	(767,342)	(348,873)	(352,983)	(770,823)	(1,792,461)	(1,159,888)	10,733,485
High Yield Portfolio	637,612	51,964	1,962	—	(20,344)	(88,680)	(12,477)	(14,652)	(134,191)	(82,227)	555,385
Prudential Series Funds
Natural Resources Portfolio	981,876	2,864	6,540	—	(29,934)	—	(6,831)	(299,217)	(329,442)	(326,578)	655,298
Mid-Cap Growth Portfolio	122,800	25,293	8	—	(2,242)	(6,269)	(2,823)	431	(10,895)	14,398	137,198
PGIM Jennison Focused Blend Portfolio	400,670	(159,021)	(971)	—	—	—	(7,214)	(233,464)	(241,649)	(400,670)	—
PGIM Jennison Blend Portfolio	—	13,960	261,882	—	(158)	—	—	230,475	492,199	506,159	506,159
Royce Capital Fund
Micro-Cap Portfolio	305,792	33,140	518	—	(32,376)	(51,100)	(119)	(49,983)	(133,060)	(99,920)	205,872
Small Cap Portfolio	6,989,474	1,480,359	28,763	—	(266,959)	(471,702)	(170,942)	(279,307)	(1,160,147)	320,212	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	5,380,535	618,415	951,555	—	(195,558)	(47,632)	(304,127)	(1,270,093)	(865,855)	(247,440)	5,133,095
Global Opportunity Portfolio	1,509,929	383,631	52,561	—	(61,677)	(91,906)	(21,694)	(70,289)	(193,005)	190,626	1,700,555
American Funds IS
Asset Allocation Fund	96,708,599	10,411,365	3,380,213	—	(2,202,822)	(3,869,743)	(3,395,930)	(10,965,409)	(17,053,691)	(6,642,326)	90,066,273
Washington Mutual Investors Fund	47,176,162	6,977,046	3,181,680	—	(1,223,542)	(1,891,775)	(1,220,978)	(221,825)	(1,376,440)	5,600,606	52,776,768
Ultra-Short Bond Fund	28,199,374	697,804	224,711	—	(2,246,731)	(500,294)	(1,488,220)	(6,116,849)	(10,127,383)	(9,429,579)	18,769,795
Capital Income Builder Fund	18,486,524	1,406,196	743,922	—	(507,184)	(413,302)	(310,646)	1,156,220	669,010	2,075,206	20,561,730
Global Growth Fund	22,791,648	4,800,669	1,311,579	—	(844,985)	(633,268)	(686,305)	2,730,818	1,877,839	6,678,508	29,470,156
Capital World Growth and Income Fund	17,143,652	3,097,225	482,982	—	(334,211)	(664,819)	(540,484)	(536,576)	(1,593,108)	1,504,117	18,647,769
Global Small Capitalization Fund	5,710,606	816,414	263,460	—	(284,530)	(107,125)	(75,200)	311,380	107,985	924,399	6,635,005
Growth Fund	49,719,774	17,321,761	1,590,243	—	(1,637,807)	(2,231,333)	(1,190,921)	(808,276)	(4,278,094)	13,043,667	62,763,441
Growth-Income Fund	56,244,801	13,198,405	4,872,688	—	(1,916,027)	(2,005,777)	(1,404,685)	(1,832,853)	(2,286,654)	10,911,751	67,156,552
International Fund	9,553,337	1,231,360	697,846	—	(180,538)	(358,776)	(199,707)	(1,020,373)	(1,061,548)	169,812	9,723,149
International Growth and Income Fund	7,820,063	1,081,663	730,247	—	(199,282)	(376,472)	(246,090)	(362,418)	(454,015)	627,648	8,447,711
New World Fund	32,320,958	4,311,494	1,610,409	—	(1,402,424)	(1,974,811)	(707,682)	(1,058,691)	(3,533,199)	778,295	33,099,253
U.S. Government Securities Fund	22,468,698	277,424	616,121	—	(762,984)	(1,256,019)	(945,445)	(4,967,713)	(7,316,040)	(7,038,616)	15,430,082
Global Balanced Fund	—	3,194	49,612	—	—	—	—	23,853	73,465	76,659	76,659

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
The Bond Fd of America Fund	—	940	25,155	—	—	—	—	213	25,368	26,308	26,308
Invesco Oppenheimer
International Growth Fund	19,669,076	3,648,801	2,081,683	—	(778,332)	(1,372,967)	(435,366)	(311,531)	(816,513)	2,832,288	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	47,156,557	21,907,764	3,864,425	—	(2,202,281)	(1,439,101)	(1,448,886)	(1,034,510)	(2,260,353)	19,647,411	66,803,968
Health Sciences Portfolio	29,195,820	413,116	2,534,407	—	(1,087,021)	(724,872)	(628,901)	2,066,818	2,160,431	2,573,547	31,769,367
Equity Income Portfolio	—	1,189	22,206	—	—	—	—	31,884	54,090	55,279	55,279
Mid-Cap Growth Portfolio	—	2,609	8,000	—	—	—	—	34,977	42,977	45,586	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,695,933	75,952	245,739	—	(27,488)	(6,442)	(74,665)	(172,846)	(35,702)	40,250	2,736,183
Fundamental All Cap Core Portfolio	178,944	58,196	550	—	(249)	—	(889)	(10,933)	(11,521)	46,675	225,619
Select Bond Portfolio	297,416	13,468	27,147	—	(775)	—	(6,649)	3,814	23,537	37,005	334,421
Strategic Income Opportunities Portfolio	629,756	37,726	54,473	—	(34,249)	—	(2,986)	21,474	38,712	76,438	706,194
Federated Hermes
High Income Bond Portfolio	1,533,867	174,553	88,980	—	(2,683)	—	(36,741)	211,549	261,105	435,658	1,969,525
Kaufmann Portfolio	5,022,734	849,735	430,902	—	(228,390)	(2,204,926)	(93,668)	1,858,482	(237,600)	612,135	5,634,869
Managed Volatility Portfolio	375,564	26,362	4,323	—	(1,088)	—	(2,472)	6,772	7,535	33,897	409,461
Principal Variable Contracts
Blue Chip Fund	374,973	175,851	59,580	—	(676)	—	(5,857)	282,148	335,195	511,046	886,019
Equity Income Fund	296,215	37,082	101,992	—	(42,665)	—	(3,921)	38,181	93,587	130,669	426,884
Diversified Balance Fund	553,425	85,641	105,309	—	(2,902)	—	(26,410)	1,344,203	1,420,200	1,505,841	2,059,266
Diversified Growth Fund	198,654	33,581	25,852	—	(2)	—	(1,289)	12,848	37,409	70,990	269,644
Diversified Income Fund	54,133	6,644	1,303	—	—	—	—	25,378	26,681	33,325	87,458

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$11,180,275	$15,953	$17,709	$(5,155)	$(3,331,712)	$(177,140)	$(785,530)	$2,687,395	$(1,594,433)	$(1,578,480)	$9,601,795
High Income Portfolio	5,927,974	(727,887)	61,219	145	(73,023)	(71,332)	(112,514)	(777,669)	(973,174)	(1,701,061)	4,226,913
Equity-Income Portfolio	7,336,927	(482,130)	45,085	(4,277)	(257,378)	(95,319)	(176,376)	255,447	(232,818)	(714,948)	6,621,979
Growth Portfolio	10,655,095	(2,635,854)	1,079	(62)	(210,177)	(147,834)	(189,813)	(214,057)	(760,864)	(3,396,718)	7,258,377
Overseas Portfolio	7,023,296	(1,780,660)	52,261	(5,162)	(247,618)	(148,563)	(138,580)	218,517	(269,145)	(2,049,805)	4,973,491
Mid Cap Portfolio	20,066,480	(3,128,425)	1,297,619	235	(466,782)	(257,103)	(410,658)	(1,384,300)	(1,220,989)	(4,349,414)	15,717,066
Asset Manager Portfolio	1,031,943	(167,942)	19,030	(60)	—	(18,247)	(4,694)	(173)	(4,144)	(172,086)	859,857
Investment Grade Bond Portfolio	4,023,759	(585,365)	408,834	(1,265)	(58,470)	(26,387)	(105,930)	167,995	384,777	(200,588)	3,823,171
Index 500 Portfolio	26,774,969	(5,037,646)	73,316	(6,759)	(984,095)	(165,010)	(529,658)	(474,337)	(2,086,543)	(7,124,189)	19,650,780
Contrafund Portfolio	50,817,963	(13,553,124)	2,744,708	(109)	(1,440,021)	(1,553,343)	(1,141,229)	(1,530,959)	(2,920,953)	(16,474,077)	34,343,886
Asset Manager: Growth Portfolio	969,478	(174,345)	42,397	(470)	(9,029)	(23,663)	(22,627)	1,008	(12,384)	(186,729)	782,749
Balanced Portfolio	3,990,135	(724,655)	23,370	(77)	(47,419)	—	(74,384)	(257,790)	(356,300)	(1,080,955)	2,909,180
Growth & Income Portfolio	1,912,317	(162,177)	8,632	(114)	(59,383)	(18,033)	(46,075)	586,096	471,123	308,946	2,221,263
Growth Opportunities Portfolio	36,217,102	(15,119,034)	7,015,744	—	(746,192)	(941,717)	(715,920)	(80,402)	4,531,513	(10,587,521)	25,629,581
Value Strategies Portfolio	4,164,179	(344,039)	24,519	406	(221,473)	(266,627)	(90,707)	46,795	(507,087)	(851,126)	3,313,053
Strategic Income Portfolio	16,820,518	(2,142,384)	1,359,657	—	(465,219)	(317,313)	(390,894)	(1,345,996)	(1,159,765)	(3,302,149)	13,518,369
Emerging Markets Portfolio	6,271,407	(1,349,569)	341,515	—	(281,073)	(47,677)	(133,050)	45,629	(74,656)	(1,424,225)	4,847,182
Real Estate Portfolio	25,046,160	(7,076,396)	1,876,155	—	(803,216)	(874,102)	(498,603)	(1,369,636)	(1,669,402)	(8,745,798)	16,300,362
Funds Manager 50% Portfolio	8,578,042	(1,266,377)	574,001	—	(725,988)	(478,135)	(282,717)	286,976	(625,863)	(1,892,240)	6,685,802
Funds Manager 70% Portfolio	5,517,097	(935,431)	246,480	—	(99,097)	(161,223)	(70,049)	36,089	(47,800)	(983,231)	4,533,866
Funds Manager 85% Portfolio	1,580,166	(361,300)	589,838	—	(70,979)	—	(105,971)	66,745	479,633	118,333	1,698,499
Government Money Market Portfolio Service Class 2	3,739,334	19,999	14,575,854	—	(923,132)	(125,990)	(748,997)	(5,677,574)	7,100,161	7,120,160	10,859,494
International Capital Appreciation Portfolio	3,047,690	(971,914)	849,236	—	(107,040)	(135,179)	(103,983)	1,165,670	1,668,704	696,790	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	4,445,373	(855,655)	1,325,085	—	(63,528)	(202,102)	(168,291)	(110,836)	780,328	(75,327)	4,370,046
Capital Appreciation Fund	2,743,993	(771,419)	5,999	297	(96,270)	(52,826)	(52,411)	(222,996)	(418,207)	(1,189,626)	1,554,367
International Fund	3,687,149	(939,494)	12,660	637	(181,503)	(34,047)	(82,822)	50,467	(234,608)	(1,174,102)	2,513,047
Value Fund	83,459,581	(943,914)	7,761,986	(3,457)	(2,869,047)	(4,127,740)	(1,821,035)	(2,954,198)	(4,013,491)	(4,957,405)	78,502,176
Disciplined Core Value Fund	6,796,119	(1,016,301)	674,540	—	(243,890)	(256,432)	(149,938)	(222,284)	(198,004)	(1,214,305)	5,581,814
Inflation Protection Fund	10,982,251	(1,719,008)	1,345,701	(2,751)	(1,217,288)	(127,369)	(482,196)	(190,121)	(674,024)	(2,393,032)	8,589,219
Large Company Value Fund	581,814	(33,154)	17,007	—	(20,000)	(2,683)	(39,187)	946,185	901,322	868,168	1,449,982
Mid Cap Value Fund	40,422,702	(1,085,997)	4,119,002	—	(1,349,915)	(1,444,806)	(949,435)	(1,050,655)	(675,809)	(1,761,806)	38,660,896
Ultra Fund	8,190,316	(2,726,294)	943,283	—	(269,305)	(359,464)	(231,614)	251,365	334,265	(2,392,029)	5,798,287
MFS Variable Insurance Trust
Research Series	522,728	(98,271)	50,092	—	(6,745)	(27,833)	(20,471)	(74,044)	(79,001)	(177,272)	345,456
Growth Series	2,249,571	(697,435)	3,256	—	(44,555)	(43,792)	(31,660)	(171,922)	(288,673)	(986,108)	1,263,463
Investors Trust Series	629,438	(100,394)	452	—	(8,862)	(34,826)	(16,765)	(44,305)	(104,306)	(204,700)	424,738
New Discovery Series	8,911,462	(2,859,748)	682,434	—	(348,123)	(246,119)	(257,494)	586,389	417,087	(2,442,661)	6,468,801
Corporate Bond Portfolio	6,786,809	(1,161,748)	254,259	—	(281,957)	(105,708)	(249,613)	(600,439)	(983,458)	(2,145,206)	4,641,603
Emerging Markets Equity Portfolio	4,978,993	(1,088,946)	622,659	—	(56,439)	(146,018)	(53,244)	76,852	443,810	(645,136)	4,333,857
Technology Portfolio	10,190,011	(3,603,704)	768,188	—	(159,116)	(370,589)	(181,138)	(667,492)	(610,147)	(4,213,851)	5,976,160
Global Tactical Allocation Portfolio	1,431,242	(132,074)	22,508	—	(55,708)	(30,522)	(38,949)	(76,299)	(178,970)	(311,044)	1,120,198
International Intrinsic Value Portfolio	18,677,437	(4,555,425)	669,857	—	(745,551)	(672,487)	(298,001)	(180,387)	(1,226,569)	(5,781,994)	12,895,443
Utilities Series Portfolio	11,760,574	(57,716)	2,082,377	—	(500,149)	(246,277)	(392,573)	3,013,880	3,957,258	3,899,542	15,660,116
Blended Research Core Equity Portfolio	2,979,636	(640,287)	171,083	—	(40,511)	(24,608)	(41,313)	1,055,958	1,120,609	480,322	3,459,958
Global Real Estate Portfolio	570,615	(277,408)	432,667	—	(41,424)	(7,004)	(114,911)	310,869	580,197	302,789	873,404

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	2,048,656	(235,549)	9,533	—	(62,528)	(126,067)	(36,010)	(9,500)	(224,572)	(460,121)	1,588,535
Mid-Cap Stock Portfolio	2,037,574	(237,634)	1,549	195	(111,168)	41,043	(54,738)	(270,747)	(393,866)	(631,500)	1,406,074
Bond-Debenture Portfolio	31,636,001	(4,532,167)	3,600,622	—	(936,018)	(718,118)	(970,194)	(1,721,504)	(745,212)	(5,277,379)	26,358,622
Fundamental Equity Portfolio	2,490,443	(339,974)	223,889	—	(94,323)	(14,289)	(84,671)	(153,172)	(122,566)	(462,540)	2,027,903
Developing Growth Portfolio	7,369,944	(2,650,435)	50,128	—	(115,153)	(371,659)	(86,908)	(261,522)	(785,114)	(3,435,549)	3,934,395
Short Duration Income Portfolio	22,270,009	(1,277,317)	2,785,374	—	(1,858,950)	(2,107,699)	(615,188)	(1,239,821)	(3,036,284)	(4,313,601)	17,956,408
Alger Fund
LargeCap Growth Portfolio	6,353,515	(2,455,248)	15,068	(2,544)	(338,147)	(53,419)	(116,653)	201,437	(294,258)	(2,749,506)	3,604,009
MidCap Growth Portfolio	5,462,834	(2,013,074)	10,663	(3,348)	(202,695)	(39,301)	(98,774)	213,172	(120,283)	(2,133,357)	3,329,477
Capital Appreciation Portfolio	4,377,840	(1,531,183)	12,539	—	(159,454)	(49,959)	(61,584)	(493,116)	(751,574)	(2,282,757)	2,095,083
SmallCap Growth Portfolio	906,085	(349,448)	5,756	—	(18,196)	(6,616)	(8,716)	1,633	(26,139)	(375,587)	530,498
Capital Appreciation Portfolio Class S	53,315,224	(19,737,110)	2,144,572	—	(1,722,109)	(1,749,077)	(1,000,104)	640,383	(1,686,335)	(21,423,445)	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,630,609	(751,623)	164,311	—	(33,382)	(217,643)	(50,454)	(240,651)	(377,819)	(1,129,442)	2,501,167
S&P 500 Index Portfolio	2,415,998	(388,664)	4,591	—	(17,289)	(88,077)	(44,862)	(660,156)	(805,793)	(1,194,457)	1,221,541
SRI Balanced Portfolio	5,971,931	(1,015,323)	919,047	—	(235,312)	(64,001)	(213,188)	236,211	642,757	(372,566)	5,599,365
Invesco Variable Insurance Funds
Technology Fund	1,368,074	(515,466)	2,906	(2,096)	(35,978)	(36,655)	(38,156)	(152,411)	(262,390)	(777,856)	590,218
Diversified Dividend Fund	998,265	(40,361)	586,642	534	(213,862)	(18,896)	(29,192)	1,990,148	2,315,374	2,275,013	3,273,278
Health Care Fund	1,219,513	(172,329)	4,320	—	(30,848)	(19,709)	(26,489)	24,667	(48,059)	(220,388)	999,125
Global Real Estate Fund	132,519	(34,192)	3,008	—	—	—	(6,963)	(9,680)	(13,635)	(47,827)	84,692
International Equity Fund	197,995	(41,424)	4	—	—	(126)	(10,335)	33,661	23,204	(18,220)	179,775
Main Street Mid Cap Fund	256,318	(42,127)	7,762	—	(1,844)	(1,465)	(8,721)	(7,937)	(12,205)	(54,332)	201,986
Core Bond Fund	4,303,595	(475,314)	632,746	—	(270,467)	(2,037)	(38,282)	(4,150,241)	(3,828,281)	(4,303,595)	—
Discovery Mid Cap Growth Fund	7,275,896	(2,319,548)	859,396	—	(118,606)	(180,672)	(147,503)	(406,556)	6,059	(2,313,489)	4,962,407
Global Fund	7,192,700	(2,521,924)	1,294,634	—	(218,468)	(272,617)	(172,212)	459,877	1,091,214	(1,430,710)	5,761,990
Main Street Fund	10,955,312	(2,330,757)	947,544	—	(68,780)	(133,797)	(215,691)	(636,181)	(106,905)	(2,437,662)	8,517,650
Main Street Small Cap Fund	7,917,219	(1,439,495)	1,150,496	—	(186,889)	(154,078)	(164,331)	(59,567)	585,631	(853,864)	7,063,355
Balanced-Risk Allocation Fund	229,058	(58,691)	235,438	—	(34,128)	—	(19,854)	79,594	261,050	202,359	431,417
Core Plus Bond Fund	328,678	(288,577)	191,482	—	(42,181)	(19,162)	(68,764)	4,238,029	4,299,404	4,010,827	4,339,505
Equity and Income Fund	3,629,645	(401,143)	656,082	297	(345,147)	(64,353)	(127,670)	1,925,978	2,045,187	1,644,044	5,273,689
Small Cap Equity Fund	1,484,271	(401,016)	920,488	—	(75,902)	(1,434)	(70,880)	357,449	1,129,721	728,705	2,212,976
Equally Weighted S&P 500 Fund	1,497,330	(402,780)	2,465,150	—	(188,216)	(114,266)	(24,262)	691,477	2,829,883	2,427,103	3,924,433
Growth and Income Fund	561,551	(45,664)	76	—	(957)	(28)	(16,617)	(43,403)	(60,929)	(106,593)	454,958
American Value Fund	118,886	(7,266)	3,487	—	—	(7,865)	(16,330)	21,657	949	(6,317)	112,569
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,784,669	(240,221)	8,442	(1,781)	(48,237)	(19,985)	(49,686)	(65,920)	(177,167)	(417,388)	1,367,281
Small Cap Core Portfolio	2,934,365	(562,889)	2,456	(3,434)	(114,767)	(43,974)	(82,787)	(182,103)	(424,609)	(987,498)	1,946,867
Rydex Variable Trust
Nova Fund	1,293,247	(329,021)	975	—	(8,874)	(51,578)	(36,154)	(307,882)	(403,513)	(732,534)	560,713
NASDAQ-100 Fund	2,230,090	(574,781)	2,139	534	(5,994)	(44,829)	(30,639)	(817,819)	(896,608)	(1,471,389)	758,701
U.S. Government Money Market Fund	127,182	(1,433)	750	—	(226,916)	—	(43,596)	399,628	129,866	128,433	255,615
Inverse S&P 500 Strategy Fund	825,814	99,287	2,394	—	(4,724)	(1,385)	(323)	(824,274)	(828,312)	(729,025)	96,789
Inverse NASDAQ-100 Strategy Fund	18,377	21,099	2,431	—	(4,590)	—	(929)	7,759	4,671	25,770	44,147
Inverse Government Long Bond Strategy Fund	5,186	4,004	2,425	—	(138)	—	(98)	791	2,980	6,984	12,170
Government Long Bond 1.2x Strategy	154,236	(63,691)	—	—	—	—	(950)	334	(616)	(64,307)	89,929
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	4,793,871	(724,581)	79,828	—	(278,664)	(159,302)	(99,042)	(381,134)	(838,314)	(1,562,895)	3,230,976
S&P 500 Pure Growth Fund	5,017,447	(1,681,716)	678,559	—	(321,991)	(75,590)	(165,811)	1,697,050	1,812,217	130,501	5,147,948
S&P MidCap 400 Pure Growth Fund	1,675,612	(391,191)	58,542	—	(41,582)	(54,162)	(24,562)	(5,627)	(67,391)	(458,582)	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	981,206	(142,704)	5,199	—	(48,740)	(17,311)	(24,597)	(48,262)	(133,711)	(276,415)	704,791
Multi-Hedge Strategies Fund	1,560,693	(72,345)	14,472	—	(85,658)	(140,830)	(37,664)	155,855	(93,825)	(166,170)	1,394,523
Global Managed Futures Strategy Fund	276,221	(47,204)	552,205	—	(51,989)	(6,456)	(26,080)	605,947	1,073,627	1,026,423	1,302,644
Small Cap Value Fund	4,701,156	(229,635)	859,036	—	(239,144)	(179,408)	(163,788)	231,149	507,845	278,210	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	36,416	(5,449)	1	—	—	—	(2,612)	2,136	(475)	(5,924)	30,492
Asia 30	81,968	(20,628)	194	—	(1,816)	(433)	(1,987)	(3,894)	(7,936)	(28,564)	53,404
Banks	73,496	(7,520)	290	—	(15,284)	—	(1,323)	(25,317)	(41,634)	(49,154)	24,342
Materials	45,430	(5,252)	98	—	(1,016)	—	(2,188)	(259)	(3,365)	(8,617)	36,813
Bear	6,363	913	1	—	—	—	(27)	308	282	1,195	7,558
Biotechnology	286,221	(30,635)	247	—	(3,378)	—	(7,671)	(19,019)	(29,821)	(60,456)	225,765
Bull	681,633	(136,811)	369	—	(4,998)	(1,851)	(41,580)	(121,201)	(169,261)	(306,072)	375,561
Consumer Staples	183,489	(46,100)	439	—	(19,402)	(242)	(4,785)	15,481	(8,509)	(54,609)	128,880
Consumer Discretionary	143,440	(45,057)	160	—	—	(1,123)	(3,809)	(19,769)	(24,541)	(69,598)	73,842
Dow 30	84,542	(15,457)	—	—	—	—	(14,702)	86,403	71,701	56,244	140,786
Emerging Markets	43,271	(7,592)	1,720	—	(242)	(598)	(3,697)	(1,380)	(4,197)	(11,789)	31,482
Europe 30	41,130	(4,399)	6,249	—	—	—	(2,733)	(5,659)	(2,143)	(6,542)	34,588
Falling U.S. Dollar	24,053	(2,620)	—	—	—	—	(119)	1	(118)	(2,738)	21,315
Financials	32,504	(5,583)	48	—	(4,876)	—	(3,678)	(144)	(8,650)	(14,233)	18,271
Health Care	186,097	(16,929)	389	—	(9,945)	(11,886)	(26,852)	173,492	125,198	108,269	294,366
Industrials	107,192	(18,842)	—	—	(1,008)	(1,065)	(3,133)	(16,734)	(21,940)	(40,782)	66,410
International	43,566	(7,890)	—	—	(2,018)	(151)	(1,656)	(4)	(3,829)	(11,719)	31,847
Internet	371,127	(175,563)	437	—	(4,113)	(6,433)	(6,495)	10,809	(5,795)	(181,358)	189,769
Japan	46,278	(5,202)	3,585	—	—	—	(741)	(6,883)	(4,039)	(9,241)	37,037
Large-Cap Growth	1,399,490	(358,363)	1,121	—	(34,398)	(6,456)	(28,371)	(351,172)	(419,276)	(777,639)	621,851
Large-Cap Value	432,135	(47,177)	329	—	(4,264)	(6,768)	(38,380)	195,436	146,353	99,176	531,311
Mid-Cap	132,550	(22,346)	1	—	(2,417)	—	(3,945)	(213)	(6,574)	(28,920)	103,630
Mid-Cap Growth	347,684	(76,350)	173	—	(8,757)	—	(7,723)	14,303	(2,004)	(78,354)	269,330
Mid-Cap Value	110,789	(12,355)	996	—	(2,121)	—	(7,748)	16,643	7,770	(4,585)	106,204
Government Money Market	2,299,091	(48,588)	7,634	—	(305,222)	(9,952)	(276,542)	1,440,891	856,809	808,221	3,107,312
Energy	246,480	107,659	106	—	(14,381)	(6,065)	(17,764)	(86,332)	(124,436)	(16,777)	229,703
NASDAQ-100	565,844	(155,604)	10	—	(31,387)	—	(22,460)	(138,913)	(192,750)	(348,354)	217,490
Pharmaceuticals	68,568	(5,244)	441	—	(3,534)	—	(728)	(3,951)	(7,772)	(13,016)	55,552
Precious Metals	370,892	(64,112)	24	—	(810)	(3,308)	(17,588)	(4,254)	(25,936)	(90,048)	280,844
Real Estate	161,457	(33,328)	7	—	(12,163)	—	(5,336)	(52,846)	(70,338)	(103,666)	57,791
Rising Rates Opportunity	12,488	6,314	1	—	—	—	(1,377)	1	(1,375)	4,939	17,427
Semiconductor	195,084	(74,867)	—	—	—	(1,620)	(7,854)	(2,177)	(11,651)	(86,518)	108,566
Short Dow 30	1,587	54	1	—	—	—	—	(4)	(3)	51	1,638
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,154	497	1	—	—	—	(29)	(3)	(31)	466	5,620
Short Mid-Cap	1,398	96	—	—	—	—	—	—	—	96	1,494
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Short Small-Cap	1,865	269	1	—	—	—	(30)	—	(29)	240	2,105
Small-Cap	198,511	(46,772)	10,561	—	(3,894)	—	(8,562)	(8,443)	(10,338)	(57,110)	141,401
Small-Cap Growth	206,794	(46,919)	—	—	—	—	(6,613)	(18,209)	(24,822)	(71,741)	135,053
Small-Cap Value	113,262	(16,441)	197	—	(2,117)	—	(7,853)	100	(9,673)	(26,114)	87,148
Technology	426,262	(144,891)	5,110	—	(15,308)	(1,524)	(20,428)	(30,432)	(62,582)	(207,473)	218,789
Communication Services	4,192	(904)	—	—	—	—	(833)	—	(833)	(1,737)	2,455
U.S. Government Plus	344,411	(106,786)	1	—	—	(279)	(19,550)	(155,877)	(175,705)	(282,491)	61,920
UltraBull	1,300,929	(470,045)	485	—	(18,552)	(1,374)	(28,436)	(190,114)	(237,991)	(708,036)	592,893
UltraMid-Cap	753,391	(217,338)	462	—	—	—	(20,785)	(210,970)	(231,293)	(448,631)	304,760
UltraNASDAQ-100	1,423,356	(702,224)	2,346	—	—	(1,622)	(38,421)	(381,837)	(419,534)	(1,121,758)	301,598
UltraShort Dow 30	517	(27)	—	—	—	(144)	—	—	(144)	(171)	346
UltraShort NASDAQ-100	475	118	—	—	—	(285)	—	(2)	(287)	(169)	306
UltraSmall-Cap	384,718	(129,745)	484	—	(10,589)	(682)	(11,084)	(146,718)	(168,589)	(298,334)	86,384
Utilities	85,218	(17,341)	3	—	(6,849)	(7,075)	(28,146)	172,100	130,033	112,692	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	5,998,442	287,626	778,656	(2,972)	(221,763)	(42,236)	(180,169)	1,087,412	1,418,928	1,706,554	7,704,996
Emerging Markets Fund	1,276,537	(335,537)	12,189	1,244	(116,181)	—	(14,646)	(16,185)	(133,579)	(469,116)	807,421
Emerging Markets Bond Fund	400,505	(38,514)	566	—	(11,867)	(14,409)	(9,366)	14,935	(20,141)	(58,655)	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	14,336,384	(5,322,058)	1,344,436	—	(424,490)	(711,999)	(239,509)	(209,480)	(241,042)	(5,563,100)	8,773,284
Overseas Portfolio	1,196,911	(123,421)	63,479	—	(80,779)	(958)	(19,346)	52,082	14,478	(108,943)	1,087,968
Research Portfolio	283,269	(88,246)	25,070	—	(5,553)	(51,205)	(5,230)	(8,869)	(45,787)	(134,033)	149,236
Enterprise Services Portfolio	39,241,724	(6,799,552)	3,099,426	—	(545,517)	(1,381,147)	(901,835)	(1,051,519)	(780,592)	(7,580,144)	31,661,580
Global Research Portfolio	1,659,012	(359,829)	78,393	—	(8,830)	(80,598)	(19,606)	201,350	170,709	(189,120)	1,469,892
Mid Cap Value Portfolio	4,304,237	(280,805)	831,355	—	(149,425)	(68,008)	(138,915)	(231,694)	243,313	(37,492)	4,266,745
Balanced Portfolio	89,831,295	(16,632,296)	10,461,786	—	(2,571,911)	(1,924,732)	(3,412,006)	1,030,126	3,583,263	(13,049,033)	76,782,262
Flexible Bond Portfolio	11,002,406	(1,535,641)	197,530	—	(265,562)	(627,681)	(258,792)	(1,065,542)	(2,020,047)	(3,555,688)	7,446,718
PIMCO Variable Insurance Trust
Total Return Portfolio	43,643,688	(6,595,223)	1,597,586	(7,083)	(1,350,009)	(2,273,037)	(1,246,285)	(2,862,371)	(6,141,199)	(12,736,422)	30,907,266
Low Duration Portfolio	37,157,037	(2,524,229)	3,398,295	—	(1,612,887)	(2,178,756)	(1,215,041)	(2,987,549)	(4,595,938)	(7,120,167)	30,036,870
High Yield Portfolio	10,193,934	(1,285,289)	1,132,347	(1,138)	(707,002)	(281,302)	(285,020)	(134,316)	(276,431)	(1,561,720)	8,632,214
Real Return Portfolio	28,158,458	(3,820,239)	3,430,930	—	(1,030,885)	(1,729,525)	(845,610)	(632,140)	(807,230)	(4,627,469)	23,530,989
All Asset Portfolio	3,850,527	(512,191)	762,363	—	(37,298)	(727,209)	(132,739)	(237,950)	(372,833)	(885,024)	2,965,503
Global Managed Asset Allocation Portfolio	1,209,638	(229,951)	8,565	—	(26,371)	(16,335)	(18,632)	(36,254)	(89,027)	(318,978)	890,660
Short-Term Portfolio	44,386,005	(708,537)	7,986,758	—	(2,671,777)	(2,937,879)	(2,226,805)	12,833,906	12,984,203	12,275,666	56,661,671
Emerging Markets Bond Portfolio	2,058,796	(361,347)	162,304	—	(88,324)	(47,388)	(54,018)	(14,743)	(42,169)	(403,516)	1,655,280
Global Bond Opportunities Portfolio	104,951	(11,565)	—	—	—	(5,789)	(1,529)	20,380	13,062	1,497	106,448
Commodity Real Return Strategy Portfolio	6,614,547	252,385	1,551,312	—	(588,562)	(387,699)	(278,758)	654,179	950,472	1,202,857	7,817,404
International Bond (USD-Hedged) Portfolio	2,801,341	(321,238)	225,380	—	(64,731)	(28,317)	(61,007)	(45,787)	25,538	(295,700)	2,505,641
Dynamic Bond Adv Portfolio	2,577,240	(183,361)	47,067	—	(55,601)	(59,930)	(45,922)	(184,920)	(299,306)	(482,667)	2,094,573
Income Advisor Portfolio	35,772,908	(3,314,422)	1,895,675	—	(891,827)	(348,426)	(1,821,610)	(72,102)	(1,238,290)	(4,552,712)	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,906,749	(351,351)	5,724	661	(24,133)	(219)	(53,202)	(215,170)	(286,339)	(637,690)	1,269,059
Large Cap Value Fund	648,703	(64,636)	12,042	—	(43,294)	(50,274)	(19,391)	70,877	(30,040)	(94,676)	554,027
Mid Cap Value Fund	4,110,887	(443,408)	13,395	(6,259)	(192,611)	(56,028)	(91,308)	(223,959)	(556,770)	(1,000,178)	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	1,067,354	(297,743)	1,337	—	(8,817)	(49,781)	(32,846)	(143,297)	(233,404)	(531,147)	536,207
AMT Mid Cap Intrinsic Value Portfolio	526,999	(57,960)	3,182	—	(14,971)	—	(24,504)	(127,052)	(163,345)	(221,305)	305,694

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	619,698	(95,018)	484	—	(19,881)	—	(22,474)	(174,931)	(216,802)	(311,820)	307,878
Sustainable U.S. Equity Portfolio	18,105	(4,492)	437	—	—	—	—	—	437	(4,055)	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	32,468	(7,055)	2,749	—	(3,257)	—	(1,370)	(2,302)	(4,180)	(11,235)	21,233
Emerging Markets Equity Portfolio	177,988	(46,373)	143	—	(1,657)	(88)	(7,146)	(7,753)	(16,501)	(62,874)	115,114
Discovery Portfolio	101,040	(64,138)	—	—	—	—	(3,139)	2,338	(801)	(64,939)	36,101
U.S. Real Estate Portfolio	73,352	(20,997)	3,474	—	(746)	(20)	(3,287)	(3,249)	(3,828)	(24,825)	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	834,562	(93,950)	4,000	—	(5,392)	—	(7,474)	(20,924)	(29,790)	(123,740)	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,355,731	(656,971)	40,915	—	(22,096)	(165,073)	(124,295)	(3,388)	(273,937)	(930,908)	2,424,823
Small Cap Growth Portfolio	22,574	(9,059)	—	—	—	—	(44)	5,294	5,250	(3,809)	18,765
Discovery Value Portfolio	6,375,347	(1,168,063)	1,528,249	—	(461,236)	(316,619)	(211,887)	396,673	935,180	(232,883)	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,425,421	(244,265)	307,466	—	(55,410)	(221,351)	(84,751)	763,330	709,284	465,019	3,890,440
Capital Appreciation Fund	1,294,158	(471,136)	750	—	(9,494)	(422,869)	(6,843)	15,640	(422,816)	(893,952)	400,206
Equity Dividend Fund	28,620,603	(1,557,621)	2,624,201	—	(1,242,745)	(662,865)	(990,613)	248,432	(23,590)	(1,581,211)	27,039,392
Global Allocation Fund	16,846,204	(2,832,715)	602,827	—	(925,237)	(915,745)	(420,062)	(183,717)	(1,841,934)	(4,674,649)	12,171,555
Advantage Large Cap Core Fund	556,640	(122,248)	64,620	—	(67,833)	(3,048)	(35,316)	12,235	(29,342)	(151,590)	405,050
Large Cap Focus Growth Fund	15,478,943	(5,979,373)	1,041,862	—	(557,183)	(213,323)	(324,422)	(920,265)	(973,331)	(6,952,704)	8,526,239
60/40 Target Allocation ETF Fund	8,810,834	(1,448,565)	1,962,359	—	(348,299)	(687,793)	(191,190)	(501,281)	233,796	(1,214,769)	7,596,065
Total Return Fund	1,808,464	(273,951)	—	—	(15,773)	—	(43,842)	(17,395)	(77,010)	(350,961)	1,457,503
S&P 500 Fund	2,007,678	(381,310)	—	—	(24,101)	—	(48,026)	(18,431)	(90,558)	(471,868)	1,535,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,709,215	(1,619,571)	1,617,024	—	(240,825)	(134,072)	(210,178)	(84,218)	947,731	(671,840)	7,037,375
Dividend Opportunity Portfolio	6,115,703	(99,578)	2,183,377	—	(300,262)	(207,261)	(339,689)	2,550,712	3,886,877	3,787,299	9,903,002
Emerging Markets Bond Portfolio	5,819,091	(984,381)	62,127	—	(225,876)	(341,460)	(145,834)	35,641	(615,402)	(1,599,783)	4,219,308
High Yield Portfolio	6,309,076	(676,736)	353,081	—	(245,393)	(315,852)	(134,951)	(853,477)	(1,196,592)	(1,873,328)	4,435,748
Select Large-Cap Value Portfolio	4,356,661	(246,677)	1,968,495	—	(63,946)	(143,803)	(272,877)	1,357,072	2,844,941	2,598,264	6,954,925
Seligman Global Tech Portfolio	12,396,518	(4,281,378)	1,622,853	—	(238,485)	(136,708)	(446,676)	122,857	923,841	(3,357,537)	9,038,981
US Government Mortgage Portfolio	2,353,868	(263,845)	276,202	—	(291,350)	—	(18,035)	(1,115,217)	(1,148,400)	(1,412,245)	941,623
Strategic Income Portfolio	1,453,203	(258,983)	275,231	—	(132,641)	(42,423)	(35,036)	53,917	119,048	(139,935)	1,313,268
Emerging Markets Portfolio	312,265	(104,407)	2,786	—	—	—	(869)	37,564	39,481	(64,926)	247,339
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	49,438,343	(9,831,197)	7,155,472	—	(1,338,879)	(4,094,843)	(916,750)	(1,196,755)	(391,755)	(10,222,952)	39,215,391
Small Cap Index Portfolio	8,842,916	(2,010,791)	1,071,458	—	(358,212)	(467,192)	(222,008)	259,090	283,136	(1,727,655)	7,115,261
Alternative Asset Allocation Portfolio	1,208,102	(120,942)	213,340	—	(15,184)	(102,338)	(32,171)	(12,327)	51,320	(69,622)	1,138,480
Global Small Cap Portfolio	306,984	(74,814)	—	—	(18,700)	(15,949)	(9,578)	10,324	(33,903)	(108,717)	198,267
Small Mid Cap Value Portfolio	5,547,055	(903,593)	90,582	—	(141,131)	(207,236)	(112,527)	(383,936)	(754,248)	(1,657,841)	3,889,214
CROCI US Portfolio	190,740	(31,079)	—	—	—	—	(3,837)	(4,340)	(8,177)	(39,256)	151,484
High Income Portfolio	164,326	(24,476)	84,192	—	(73,371)	—	(450)	183,419	193,790	169,314	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,913,170	(1,008,139)	4,504,006	—	(995,998)	(803,201)	(966,942)	(1,546,262)	191,603	(816,536)	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	199,819	(22,174)	—	—	—	(39,669)	(5,625)	(10,536)	(55,830)	(78,004)	121,815
International Portfolio	1,247,847	(237,223)	5,894	—	(32,556)	(77,903)	(4,530)	91,533	(17,562)	(254,785)	993,062
Opportunity Portfolio	10,880,222	(1,578,238)	265,484	—	(497,343)	(364,745)	(224,411)	(393,358)	(1,214,373)	(2,792,611)	8,087,611

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,040,536	(500,239)	59,956	—	(420,868)	(288,009)	(156,591)	(208,630)	(1,014,142)	(1,514,381)	4,526,155
Income Fund	24,827,136	(1,845,726)	4,868,312	—	(785,911)	(964,495)	(1,261,291)	232,478	2,089,093	243,367	25,070,503
Global Bond Fund	29,687,890	(1,810,376)	1,923,640	—	(1,220,507)	(1,576,416)	(851,303)	(1,448,404)	(3,172,990)	(4,983,366)	24,704,524
Foreign Fund	38,678,960	(3,345,163)	3,615,579	—	(1,258,152)	(1,919,572)	(888,705)	(394,784)	(845,634)	(4,190,797)	34,488,163
Developing Markets Fund	2,940,940	(695,458)	219,474	—	(95,703)	(86,443)	(65,935)	205,145	176,538	(518,920)	2,422,020
Mutual Global Discovery Fund	6,183,879	(353,176)	31,098	—	(189,073)	(255,655)	(163,347)	(596,474)	(1,173,451)	(1,526,627)	4,657,252
Rising Dividends Fund	29,314,921	(3,427,675)	2,439,376	—	(784,273)	(1,037,334)	(520,100)	(89,787)	7,882	(3,419,793)	25,895,128
DynaTech 2 Fund	1,285,808	(923,558)	1,428,118	—	(40,146)	(102,143)	(42,903)	375,234	1,618,160	694,602	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	415,063	(55,989)	—	—	(11,551)	—	(6,528)	(340,995)	(359,074)	(415,063)	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,426,651	(538,458)	21,686	—	(101,448)	(93,109)	(98,945)	(85,465)	(357,281)	(895,739)	2,530,912
Balanced Portfolio	7,902,075	(1,326,681)	75,747	—	(95,406)	(299,657)	(167,169)	(184,305)	(670,790)	(1,997,471)	5,904,604
Global Equity Portfolio	1,176,882	(137,038)	1,073	—	(7,290)	(109,334)	(29,532)	7,605	(137,478)	(274,516)	902,366
Energy Portfolio	1,689,275	784,784	38,734	—	(62,323)	(13,629)	(71,664)	(672,772)	(781,654)	3,130	1,692,405
Global Bond Portfolio	526,885	(31,797)	16,587	—	(3,081)	—	(9,003)	(499,591)	(495,088)	(526,885)	—
Natural Resources Portfolio	792,523	121,632	1,341	—	(25,965)	(1,375)	(26,652)	(218,118)	(270,769)	(149,137)	643,386
Growth Portfolio	4,862,843	(1,238,189)	32,328	—	(200,070)	(409,936)	(90,169)	(117,596)	(785,443)	(2,023,632)	2,839,211
High Income Portfolio	12,207,324	(1,431,230)	196,244	—	(409,128)	(676,294)	(313,806)	(382,102)	(1,585,086)	(3,016,316)	9,191,008
International Core Equity Portfolio	8,091,297	(1,240,670)	193,506	—	(345,139)	(347,855)	(104,545)	(267,001)	(871,034)	(2,111,704)	5,979,593
Global Growth Portfolio	987,361	(179,792)	3,354	—	(32,261)	(59,693)	(17,770)	(25,424)	(131,794)	(311,586)	675,775
Mid Cap Growth Portfolio	15,115,909	(4,609,583)	292,388	—	(286,341)	(670,913)	(232,177)	(770,657)	(1,667,700)	(6,277,283)	8,838,626
Science and Technology Portfolio	18,479,733	(5,953,220)	468,670	—	(661,437)	(231,249)	(358,254)	(94,288)	(876,558)	(6,829,778)	11,649,955
Small Cap Growth Portfolio	6,230,393	(1,609,286)	57,999	—	(97,964)	(397,798)	(128,786)	(222,261)	(788,810)	(2,398,096)	3,832,297
SMID Cap Core Portfolio	12,726,961	(1,995,161)	188,145	—	(311,237)	(504,420)	(232,350)	(411,823)	(1,271,685)	(3,266,846)	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	1,033,501	(173,969)	181,876	—	(6,528)	(62,735)	(23,337)	30,149	119,425	(54,544)	978,957
Global Dynamic Multi Asset Portfolio	1,466,656	(271,239)	32,144	—	(15,971)	(102,439)	(22,372)	(41,757)	(150,395)	(421,634)	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,172,825	(320,381)	359,766	—	(64,109)	(2,575)	(130,510)	(189,315)	(26,743)	(347,124)	1,825,701
ClearBridge Variable Mid Cap Portfolio	15,388,407	(4,464,471)	2,423,476	—	(405,396)	(604,601)	(347,116)	1,364,100	2,430,463	(2,034,008)	13,354,399
ClearBridge Variable Dividend Strategy Portfolio	44,503,516	(4,307,697)	1,855,389	—	(1,006,270)	(668,437)	(1,910,533)	(809,534)	(2,539,385)	(6,847,082)	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	6,932,627	(2,282,299)	1,371,815	—	(184,496)	(417,047)	(153,115)	811,154	1,428,311	(853,988)	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	1,005,438	(274,612)	—	—	(30,002)	—	(16,612)	9,849	(36,765)	(311,377)	694,061
Western Asset Variable Core Bond Plus Portfolio	87,623,863	(16,259,789)	9,870,383	—	(2,387,307)	(4,348,998)	(2,330,968)	(2,961,644)	(2,158,534)	(18,418,323)	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	27,674,651	(9,492,831)	3,359,442	—	(407,379)	(1,197,877)	(557,896)	1,105,102	2,301,392	(7,191,439)	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	1,042,537	(307,983)	182,001	—	(94,155)	(74,518)	(86,102)	707,958	635,184	327,201	1,369,738
Bond Portfolio	56,314,245	(8,717,706)	5,527,277	—	(1,643,994)	(3,221,628)	(1,433,016)	(1,291,541)	(2,062,902)	(10,780,608)	45,533,637
Strategic Income Portfolio	14,710,111	(2,009,845)	643,772	—	(429,052)	559,777	(386,018)	(1,172,940)	(784,461)	(2,794,306)	11,915,805
Equity Income Portfolio	14,747,291	(1,336,235)	841,286	—	(650,793)	(320,055)	(358,906)	(1,029,215)	(1,517,683)	(2,853,918)	11,893,373
High Yield Portfolio	985,864	(117,062)	435	—	(50,655)	(97,859)	(12,494)	(70,617)	(231,190)	(348,252)	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	547,410	(147,818)	8	—	—	—	(6,083)	7,153	1,078	(146,740)	400,670
Natural Resources Portfolio	529,150	124,103	2,525	—	(61,411)	—	(63,145)	450,654	328,623	452,726	981,876
Mid-Cap Growth Portfolio	211,525	(60,737)	—	—	(34,241)	—	(1,806)	8,059	(27,988)	(88,725)	122,800

Midland National Life Insurance Company
Separate Account C
Statement of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Royce Capital Fund
Micro-Cap Portfolio	363,453	(86,478)	10,384	—	(2,293)	—	(499)	21,225	28,817	(57,661)	305,792
Small Cap Portfolio	8,417,375	(906,649)	623,093	—	(515,948)	(219,176)	(186,685)	(222,536)	(521,252)	(1,427,901)	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	2,270,421	382,452	1,619,514	—	(448,292)	(200,680)	(282,624)	2,039,744	2,727,662	3,110,114	5,380,535
Global Opportunity Portfolio	2,187,991	(674,031)	153,141	—	(25,571)	(69,317)	(58,038)	(4,246)	(4,031)	(678,062)	1,509,929
American Funds IS
Asset Allocation Fund	119,153,303	(17,533,075)	9,235,012	—	(1,954,447)	(5,783,195)	(3,649,027)	(2,759,972)	(4,911,629)	(22,444,704)	96,708,599
Washington Mutual Investors Fund	49,652,767	(5,038,507)	6,543,696	—	(621,574)	(1,789,462)	(1,211,080)	(359,678)	2,561,902	(2,476,605)	47,176,162
Ultra-Short Bond Fund	19,802,623	(73,402)	9,430,000	—	(2,737,216)	(859,948)	(1,380,279)	4,017,596	8,470,153	8,396,751	28,199,374
Capital Income Builder Fund	19,785,719	(1,794,863)	2,806,410	—	(729,338)	(919,195)	(454,625)	(207,584)	495,668	(1,299,195)	18,486,524
Global Growth Fund	30,392,788	(7,999,743)	3,564,531	—	(1,704,102)	(308,853)	(561,274)	(591,699)	398,603	(7,601,140)	22,791,648
Capital World Growth and Income Fund	19,850,007	(3,728,614)	2,377,364	—	(579,041)	(545,459)	(419,757)	189,152	1,022,259	(2,706,355)	17,143,652
Global Small Capitalization Fund	8,014,793	(2,516,447)	631,076	—	(126,412)	(403,451)	(104,858)	215,905	212,260	(2,304,187)	5,710,606
Growth Fund	64,985,480	(21,006,836)	9,203,181	—	(2,121,666)	(1,635,586)	(1,227,533)	1,522,734	5,741,130	(15,265,706)	49,719,774
Growth-Income Fund	65,545,627	(12,130,461)	9,658,676	—	(1,020,208)	(3,591,087)	(1,160,261)	(1,057,485)	2,829,635	(9,300,826)	56,244,801
International Fund	11,409,124	(2,643,014)	1,357,026	—	(72,063)	(410,442)	(161,553)	74,259	787,227	(1,855,787)	9,553,337
International Growth and Income Fund	9,234,676	(1,571,717)	988,560	—	(360,955)	(332,640)	(245,962)	108,101	157,104	(1,414,613)	7,820,063
New World Fund	40,593,240	(9,608,682)	3,360,232	—	(1,196,937)	(1,612,999)	(709,015)	1,495,119	1,336,400	(8,272,282)	32,320,958
U.S. Government Securities Fund	32,366,325	(3,406,847)	5,494,009	—	(1,165,590)	(389,155)	(934,383)	(9,495,661)	(6,490,780)	(9,897,627)	22,468,698
Invesco Oppenheimer
International Growth Fund	23,648,637	(6,872,834)	3,345,565	—	(497,872)	(908,447)	(401,698)	1,355,725	2,893,273	(3,979,561)	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	72,818,683	(28,990,155)	7,094,213	—	(1,682,020)	(1,990,367)	(1,414,547)	1,320,750	3,328,029	(25,662,126)	47,156,557
Health Sciences Portfolio	31,918,351	(4,454,807)	3,079,585	—	(1,025,202)	(790,592)	(773,490)	1,241,975	1,732,276	(2,722,531)	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	3,193,107	(522,151)	643,723	—	(259,246)	(41,835)	(61,368)	(256,297)	24,977	(497,174)	2,695,933
Fundamental All Cap Core Portfolio	526,161	(132,942)	705	—	—	—	(3,108)	(211,872)	(214,275)	(347,217)	178,944
Select Bond Portfolio	408,926	(58,444)	960	—	—	(30,067)	(19,506)	(4,453)	(53,066)	(111,510)	297,416
Strategic Income Opportunities Portfolio	856,163	(90,741)	152,427	—	(192,275)	(42,242)	(13,177)	(40,399)	(135,666)	(226,407)	629,756
Federated Hermes
High Income Bond Portfolio	1,169,323	(213,725)	199,865	—	(40,744)	(9,040)	(51,953)	480,141	578,269	364,544	1,533,867
Kaufmann Portfolio	5,839,773	(1,951,472)	943,890	—	(86,793)	(230,285)	(127,361)	634,982	1,134,433	(817,039)	5,022,734
Managed Volatility Portfolio	463,399	(67,692)	41,731	—	—	(459)	(588)	(60,827)	(20,143)	(87,835)	375,564
Principal Variable Contracts
Blue Chip Fund	82,878	(153,749)	338,686	—	—	—	(1,291)	108,449	445,844	292,095	374,973
Equity Income Fund	135,176	(37,035)	245,871	—	—	—	(30,058)	(17,739)	198,074	161,039	296,215
Diversified Balance Fund	315,354	(69,063)	164,357	—	—	—	(3,574)	146,351	307,134	238,071	553,425
Diversified Growth Fund	265,780	(42,941)	—	—	—	—	(2,094)	(22,091)	(24,185)	(67,126)	198,654
Diversified Income Fund	780,251	(74,832)	29,475	—	—	—	—	(680,761)	(651,286)	(726,118)	54,133

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eleven insurance products,each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolios (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”) the Federated Hermes (“FED H”) and the Principal Variable Contracts ("PRIN"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years.
Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.
Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.
Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.
Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.
Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.
Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.
Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective October 1, 2019 the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.
Effective October 4, 2019 all FILS Funds were transitioned into the DEL.
Effective October 4, 2019 the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.
Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4
Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Internet Portfolio	3:1
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022 the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023 the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023 the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023 the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023 the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective November 13, 2023 the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Effective December 11, 2023 the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2023, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,253,362,747	$—	$—	$2,253,362,747
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2023.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Related Party Transactions
The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company.
Subsequent Events
The Separate Account has evaluated subsequent events through April 17, 2024, which is the date the financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) will be reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP") and the DEL Global Equity Portfolio will merge into the DEL IVY VIP Global Growth Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio will be hard closed. A subsequent liquidation of the DEUT VIP will occur on June 17, 2024. Any remaining assets will be moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024 the CAM S&P 500 Index Portfolio will be renamed the Calvert Variable Trust ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio will be renamed the LMVET ClearBridge Variable Growth Portfolio.

Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") will be renamed the Macquarie Variable Insurance Portfolios ("MVIP").
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•An annual maintenance fee is collected covering record keeping and other expenses incurred to maintaining the contracts.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity*	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	1.00%	0.35%	$0.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2023 and 2022 were as follows:

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$2,798,762	$4,028,717	$4,536,385	$6,114,865
High Income Portfolio	480,510	933,146	392,109	1,199,811
Equity-Income Portfolio	405,615	1,162,916	949,068	925,640
Growth Portfolio	873,567	1,467,691	915,737	1,127,041
Overseas Portfolio	601,811	931,005	569,689	815,435
Mid Cap Portfolio	2,551,744	3,201,563	3,739,395	4,022,540
Asset Manager Portfolio	28,757	166,614	99,080	38,035
Investment Grade Bond Portfolio	4,138,420	2,312,822	1,428,888	812,970
Index 500 Portfolio	602,211	2,855,539	815,310	2,738,755
Contrafund Portfolio	6,223,845	8,686,149	7,022,425	8,444,581
Asset Manager: Growth Portfolio	69,369	84,387	108,935	64,978
Balanced Portfolio	467,599	488,682	310,881	465,379
Growth & Income Portfolio	98,667	856,605	940,615	420,480
Growth Opportunities Portfolio	11,440,676	8,469,334	17,097,586	7,645,164
Value Strategies Portfolio	375,745	1,444,839	721,692	1,087,096
Strategic Income Portfolio	2,516,738	2,891,803	2,664,156	3,517,594
Emerging Markets Portfolio	864,784	959,215	1,340,446	1,403,624
Real Estate Portfolio	2,742,373	3,440,769	3,723,714	4,799,754
Funds Manager 50% Portfolio	593,676	794,960	3,212,151	2,488,161
Funds Manager 70% Portfolio	513,276	618,905	1,304,173	452,782
Funds Manager 85% Portfolio	141,263	381,135	1,148,444	395,970
Government Money Market Portfolio Service Class 2	186,144,001	136,117,384	22,791,619	15,671,459
International Capital Appreciation Portfolio	1,338,987	855,998	2,422,554	601,460
Energy Portfolio	3,408	6	—	—
American Century Variable Portfolios, Inc.
Balanced Fund	1,261,585	1,102,945	2,680,021	1,279,148
Capital Appreciation Fund	207,543	219,627	489,140	660,978
International Fund	774,936	1,108,160	788,369	595,690
Value Fund	15,963,024	16,795,767	20,229,079	17,227,600
Disciplined Core Value Fund	710,330	1,129,249	3,732,382	2,402,032
Inflation Protection Fund	2,260,737	2,979,207	6,317,776	6,502,073
Large Company Value Fund	291,655	1,002,665	1,361,345	406,787
Mid Cap Value Fund	9,456,105	9,551,468	12,851,751	8,056,434
Ultra Fund	6,461,850	3,645,538	3,851,353	2,878,590
MFS Variable Insurance Trust
Research Series	22,261	61,940	216,063	249,244
Growth Series	246,166	281,943	210,613	344,641
Investors Trust Series	68,402	253,310	137,555	197,342
New Discovery Series	1,358,843	1,791,957	4,567,201	1,699,303
Corporate Bond Portfolio	1,658,533	1,707,696	1,116,977	1,728,686

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Emerging Markets Equity Portfolio	722,176	778,618	1,398,184	514,180
Technology Portfolio	1,848,163	1,999,246	2,528,088	2,552,699
Global Tactical Allocation Portfolio	146,565	383,565	250,768	335,235
International Intrinsic Value Portfolio	3,062,830	2,653,256	1,904,772	2,647,754
Utilities Series Portfolio	3,184,745	4,686,544	8,725,773	4,062,792
Blended Research Core Equity Portfolio	1,442,535	533,926	2,176,129	475,475
Global Real Estate Portfolio	211,709	192,284	939,738	298,787
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	47,458	468,188	359,192	456,466
Mid-Cap Stock Portfolio	136,006	213,214	150,761	463,345
Bond-Debenture Portfolio	3,056,653	4,908,686	6,937,880	6,750,806
Fundamental Equity Portfolio	241,825	437,307	656,361	510,471
Developing Growth Portfolio	189,752	726,720	522,938	1,370,852
Short Duration Income Portfolio	4,158,295	6,527,146	7,805,389	10,566,727
Alger Fund
LargeCap Growth Portfolio	578,474	662,291	729,273	882,335
MidCap Growth Portfolio	335,051	827,163	574,253	630,748
Capital Appreciation Portfolio	709,952	579,737	327,663	931,036
SmallCap Growth Portfolio	4,332	51,571	112,935	49,986
Capital Appreciation Portfolio Class S	1,596,775	8,942,279	7,983,384	6,995,183
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	246,013	561,089	890,048	735,449
S&P 500 Index Portfolio	763,851	613,005	443,382	1,149,444
SRI Balanced Portfolio	1,292,754	1,452,600	2,025,712	829,549
Invesco Variable Insurance Funds
Technology Fund	573,924	332,381	373,109	361,976
Diversified Dividend Fund	1,023,803	1,690,350	3,863,025	1,138,398
Health Care Fund	21,783	248,973	226,288	145,661
Global Real Estate Fund	8,565	18,639	48,708	62,685
International Equity Fund	460,559	447,347	75,405	37,595
Main Street Mid Cap Fund	40,325	81,375	127,003	98,321
Core Bond Fund	—	—	1,168,603	4,895,820
Discovery Mid Cap Growth Fund	625,065	1,014,938	3,142,834	1,514,157
Global Fund	2,211,067	1,936,193	3,252,940	1,133,867
Main Street Fund	1,149,608	2,422,372	5,040,587	1,571,080
Main Street Small Cap Fund	6,344,227	4,353,894	3,576,206	2,169,625
Balanced-Risk Allocation Fund	18,157	51,523	509,176	205,464
Core Plus Bond Fund	712,182	1,016,872	5,049,794	761,994
Equity and Income Fund	1,887,101	2,177,021	4,398,582	1,769,301
Small Cap Equity Fund	1,612,651	719,215	2,174,202	617,005
Equally Weighted S&P 500 Fund	3,867,529	2,344,479	5,682,191	2,654,761
Growth and Income Fund	91,671	135,070	109,378	133,269
American Value Fund	30,486	28,675	64,591	44,402
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	135,871	250,584	127,636	286,189

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Small Cap Core Portfolio	160,391	357,470	661,577	646,987
Rydex Variable Trust
Nova Fund	367,135	319,223	245,826	574,441
NASDAQ-100 Fund	1,212,404	723,469	133,510	1,012,080
U.S. Government Money Market Fund	173,457	67,465	402,045	273,612
Inverse S&P 500 Strategy Fund	14,881	87,686	186,231	1,022,226
Inverse NASDAQ-100 Strategy Fund	17,343	26,527	202,129	199,457
Inverse Government Long Bond Strategy Fund	702	7,642	45,546	42,936
Government Long Bond 1.2x Strategy	3,666	1,762	2,893	2,991
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	218,661	556,693	480,449	1,102,658
S&P 500 Pure Growth Fund	2,385,839	3,223,926	4,326,954	1,736,568
S&P MidCap 400 Pure Growth Fund	28,988	235,037	363,191	195,512
Guggenheim Variable Insurance Funds
Long Short Equity Fund	264,391	98,880	34,204	174,509
Multi-Hedge Strategies Fund	102,028	372,730	291,384	370,826
Global Managed Futures Strategy Fund	266,560	1,168,771	2,070,781	982,177
Small Cap Value Fund	981,374	1,208,243	2,213,042	1,511,203
ProFunds VP
Profund Access VP High Yield Fund	33,994	35,400	82,428	82,971
Asia 30	2,660	3,427	12,893	14,751
Banks	94,189	36,906	22,951	65,178
Materials	11,254	14,390	32,752	36,657
Bear	19	994	309	225
Biotechnology	140,202	135,123	196,126	187,892
Bull	486,533	324,863	301,609	422,226
Consumer Staples	55,789	108,358	96,835	103,128
Consumer Discretionary	24,441	17,419	34,835	60,697
Dow 30	59,368	29,092	111,348	17,192
Emerging Markets	82,640	52,332	26,440	31,311
Europe 30	16,342	19,494	22,328	23,204
Falling U.S. Dollar	39,080	39,846	17,659	18,281
Financials	2,025	3,901	11,889	20,828
Health Care	134,785	144,944	397,717	260,673
Industrials	123,887	69,419	47,722	70,412
International	1	4,096	1,599	4,586
Internet	136,730	170,996	209,993	132,762
Japan	—	9,087	9,825	12,358
Large-Cap Growth	319,241	188,435	278,827	567,748
Large-Cap Value	572,409	617,492	558,261	413,837
Mid-Cap	4,986	29,461	52,314	40,225
Mid-Cap Growth	20,912	59,953	96,732	47,168
Mid-Cap Value	20,058	39,660	43,647	24,160
Government Money Market	1,172,526	1,860,106	2,419,115	1,610,894
Energy	271,826	211,279	218,794	347,288
NASDAQ-100	150,853	217,614	241,240	378,429
Pharmaceuticals	6,670	1,656	14,693	20,313

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Precious Metals	227,471	224,029	440,559	476,392
Real Estate	25,380	19,642	96,311	163,495
Rising Rates Opportunity	2,706	5,472	5	1,719
Semiconductor	177,851	194,911	135,604	143,872
Short Dow 30	—	157	1,542	1,585
Short Emerging Markets	—	—	—	—
Short International	94	161	3,532	3,707
Short Mid-Cap	12	34	1,483	1,519
Short NASDAQ-100	—	—	—	—
Short Small-Cap	106	137	—	88
Small-Cap	5,056	21,914	64,319	59,168
Small-Cap Growth	32,013	37,844	45,145	51,093
Small-Cap Value	173,595	176,766	22,948	18,614
Technology	171,891	249,180	199,900	218,137
Communication Services	327	2,555	1,452	2,295
U.S. Government Plus	6,849	2,611	108,819	288,354
UltraBull	96,793	109,810	332,470	396,996
UltraMid-Cap	79,338	86,829	326,921	413,773
UltraNASDAQ-100	126,638	168,595	728,754	838,017
UltraShort Dow 30	—	67	—	217
UltraShort NASDAQ-100	—	58	—	359
UltraSmall-Cap	48,138	44,313	107,387	258,193
Utilities	10,511	60,672	247,251	117,367
VanEck Worldwide Insurance Trust
Global Resources Fund	1,572,755	3,314,985	4,369,860	2,930,542
Emerging Markets Fund	173,428	282,254	262,603	231,497
Emerging Markets Bond Fund	367,426	335,216	150,156	160,046
Janus Henderson Series
Global Technology and Innovation Portfolio	5,275,146	3,330,850	4,903,280	3,473,619
Overseas Portfolio	845,984	559,367	420,970	402,000
Research Portfolio	2,269	93,592	77,592	89,855
Enterprise Services Portfolio	8,675,137	6,002,530	9,920,383	5,262,165
Global Research Portfolio	509,223	716,962	980,783	657,843
Mid Cap Value Portfolio	694,497	711,500	1,869,359	1,320,041
Balanced Portfolio	10,550,429	18,070,837	19,058,726	13,299,228
Flexible Bond Portfolio	747,447	1,183,348	1,360,218	3,185,756
PIMCO Variable Insurance Trust
Total Return Portfolio	4,117,217	6,820,547	6,087,616	11,810,957
Low Duration Portfolio	4,911,091	7,211,343	7,654,510	12,176,513
High Yield Portfolio	11,317,354	9,096,326	8,682,446	8,618,191
Real Return Portfolio	2,652,860	5,697,569	8,825,800	8,130,017
All Asset Portfolio	310,220	626,600	1,541,892	1,425,717
Global Managed Asset Allocation Portfolio	84,504	54,992	227,448	136,894
Short-Term Portfolio	16,090,542	28,270,844	38,308,450	25,075,722
Emerging Markets Bond Portfolio	123,822	308,495	306,886	288,219
Global Bond Opportunities Portfolio	4,975	35,085	68,804	54,459
Commodity Real Return Strategy Portfolio	2,840,901	2,518,249	7,159,941	4,434,405
International Bond (USD-Hedged) Portfolio	416,937	315,206	598,811	570,205
Dynamic Bond Adv Portfolio	777,188	925,834	942,175	992,413

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Income Advisor Portfolio	5,977,234	6,398,447	4,689,131	5,182,211
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	332,171	434,708	453,901	745,576
Large Cap Value Fund	39,207	440,558	393,398	371,542
Mid Cap Value Fund	266,439	764,116	655,013	743,105
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	207,133	338,949	170,790	281,736
AMT Mid Cap Intrinsic Value Portfolio	15,893	204,897	211,674	335,194
BNY Mellon Variable Investment Fund
Appreciation Portfolio	404,307	485,473	208,226	340,342
Sustainable U.S. Equity Portfolio	3,081	2,352	1,561	295
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	10,713	14,219	19,243	21,969
Emerging Markets Equity Portfolio	120,538	131,197	146,518	152,129
Discovery Portfolio	703	13,035	29,074	6,006
U.S. Real Estate Portfolio	14,558	27,652	33,987	25,472
Northern Lights Variable Trust
Power Dividend Index Fund	57,395	63,901	20,085	48,952
AB Variable Products Series
Dynamic Asset Allocation Portfolio	73,734	259,891	1,071,093	432,170
Small Cap Growth Portfolio	31,721	30,075	12,727	269
Discovery Value Portfolio	2,145,398	1,780,150	3,598,281	1,794,848
BlackRock Variable Series Fund, Inc.
Basic Value Fund	854,040	1,372,249	1,899,270	789,479
Capital Appreciation Fund	36,395	130,914	67,192	463,372
Equity Dividend Fund	4,152,679	10,598,187	8,886,644	5,680,794
Global Allocation Fund	1,311,917	2,733,737	943,976	2,755,353
Advantage Large Cap Core Fund	57,783	138,604	92,934	118,580
Large Cap Focus Growth Fund	3,768,056	3,169,704	2,723,555	3,238,699
60/40 Target Allocation ETF Fund	1,335,001	2,460,215	2,250,211	1,969,987
Total Return Fund	220,790	70,265	91,967	158,716
S&P 500 Fund	131,283	156,629	133,563	148,512
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	5,128,583	3,575,350	2,655,341	1,799,756
Dividend Opportunity Portfolio	1,705,772	3,565,433	6,093,594	2,306,039
Emerging Markets Bond Portfolio	367,231	862,489	397,189	885,845
High Yield Portfolio	2,965,865	1,230,282	1,100,375	2,089,581
Select Large-Cap Value Portfolio	10,452,868	5,168,374	4,283,886	1,515,207
Seligman Global Tech Portfolio	6,713,835	3,733,679	7,034,128	3,577,006
US Government Mortgage Portfolio	80,588	226,005	463,733	1,612,922
Strategic Income Portfolio	731,632	372,354	1,354,086	1,116,154

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Emerging Markets Portfolio	100,227	24,466	163,762	47,379
Select Mid Cap Value Portfolio	103,837	152	—	—
Small Cap Value Portfolio	75,129	72	—	—
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	11,800,323	9,558,314	12,932,764	11,019,956
Small Cap Index Portfolio	1,539,198	1,983,316	2,964,777	1,362,037
Alternative Asset Allocation Portfolio	160,112	248,651	437,199	315,004
Global Small Cap Portfolio	4,360	71,665	65,658	57,741
Small Mid Cap Value Portfolio	393,721	764,590	190,536	914,840
CROCI US Portfolio	4,510	7,946	6,595	12,101
High Income Portfolio	485,518	287,163	404,173	204,780
Eaton Vance Variable Trust
Floating Rate Income Portfolio	6,930,353	5,872,613	14,011,974	13,128,335
Delaware Variable Insurance Portfolios
Total Return Portfolio	13,577	55,854	20,032	57,976
International Portfolio	27,345	187,311	213,625	141,793
Opportunity Portfolio	739,297	2,037,529	1,021,334	1,615,018
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	538,675	984,849	713,921	1,156,428
Income Fund	7,893,932	7,253,774	9,250,294	5,714,900
Global Bond Fund	2,092,091	5,765,427	2,256,207	5,773,796
Foreign Fund	5,250,144	9,519,322	5,062,383	5,290,175
Developing Markets Fund	121,765	394,639	747,464	345,956
Mutual Global Discovery Fund	405,297	1,026,404	645,423	1,397,654
Rising Dividends Fund	7,826,584	5,741,428	7,472,566	4,282,207
DynaTech 2 Fund	2,940,768	1,888,694	3,963,122	1,330,391
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	8,437	362,493
Global Real Estate Fund	—	—	—	—
VolSmart Allocation Fund	74,924	40	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	113,849	663,511	380,865	511,635
Balanced Portfolio	98,041	783,065	2,634,037	827,276
Global Equity Portfolio	113,680	122,620	281,142	172,479
Energy Portfolio	323,015	675,805	118,310	873,355
Global Bond Portfolio	—	—	68,026	539,166
Natural Resources Portfolio	58,721	124,519	24,628	292,219
Growth Portfolio	343,164	1,022,366	1,063,298	1,082,651
High Income Portfolio	1,407,556	1,812,070	1,158,281	2,195,501
International Core Equity Portfolio	183,686	1,422,438	1,064,976	1,335,377
Global Growth Portfolio	126,748	172,563	133,761	151,464
Mid Cap Growth Portfolio	1,244,028	2,049,770	3,037,109	2,525,135
Science and Technology Portfolio	1,157,877	2,646,076	2,956,558	2,271,176

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Small Cap Growth Portfolio	791,494	762,981	1,328,159	1,155,965
SMID Cap Core Portfolio	1,126,970	1,934,052	2,757,255	1,920,062
Lazard Retirement Series, Inc.
International Equity Portfolio	151,199	140,289	384,233	122,440
Global Dynamic Multi Asset Portfolio	69,562	295,750	122,642	219,204
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,620,709	1,083,159	830,712	763,184
ClearBridge Variable Mid Cap Portfolio	2,550,332	2,039,740	7,388,324	4,250,427
ClearBridge Variable Dividend Strategy Portfolio	7,868,436	8,350,797	8,332,997	7,589,164
ClearBridge Variable Small Cap Growth Portfolio	3,843,617	1,743,419	2,911,137	1,431,013
ClearBridge Variable Aggressive Growth Portfolio	110,212	76,232	125,737	73,468
Western Asset Variable Core Bond Plus Portfolio	11,067,479	16,584,664	13,741,401	15,563,735
ClearBridge Variable Large Cap Growth Portfolio	4,397,567	7,099,984	6,273,695	2,692,426
Pioneer Variable Contracts Trust
Fund Portfolio	837,973	764,796	1,272,282	391,474
Bond Portfolio	7,425,916	10,050,025	8,015,677	8,584,549
Strategic Income Portfolio	882,806	3,032,026	3,191,900	3,300,055
Equity Income Portfolio	1,797,957	2,752,435	3,027,466	3,066,973
High Yield Portfolio	43,111	154,939	48,468	251,895
Prudential Series Funds
Natural Resources Portfolio	173,775	512,617	1,159,049	839,043
Mid-Cap Growth Portfolio	1,397	13,940	8,894	38,794
PGIM Jennison Focused Blend Portfolio	757	248,105	7,402	12,283
PGIM Jennison Blend Portfolio	809,071	317,163	—	—
Royce Capital Fund
Micro-Cap Portfolio	21,486	157,805	143,381	18,942
Small Cap Portfolio	1,078,348	1,694,138	1,181,409	1,665,521
Alps Fund
Alerian Energy Infrastructure Portfolio	2,610,382	3,328,583	5,797,259	2,897,102
Global Opportunity Portfolio	196,645	409,905	813,678	482,975
American Funds IS
Asset Allocation Fund	11,345,005	24,288,887	23,244,582	16,885,002
Washington Mutual Investors Fund	7,774,614	8,495,405	22,280,144	8,818,775
Ultra-Short Bond Fund	4,474,836	13,998,759	25,550,460	17,300,178
Capital Income Builder Fund	3,472,982	2,527,797	4,228,852	3,491,761
Global Growth Fund	8,523,492	4,774,485	8,190,727	5,222,397
Capital World Growth and Income Fund	1,952,664	3,472,360	7,424,947	2,310,869
Global Small Capitalization Fund	916,854	808,449	3,313,568	1,075,396
Growth Fund	12,294,380	13,923,704	22,853,107	9,860,709
Growth-Income Fund	14,199,028	13,319,797	19,601,857	10,971,861
International Fund	2,485,784	3,566,368	3,691,879	1,503,140
International Growth and Income Fund	1,581,978	1,951,986	5,786,973	1,804,549
New World Fund	3,546,403	7,102,362	8,310,285	3,930,693
U.S. Government Securities Fund	3,551,524	10,515,194	18,374,389	24,378,965
Global Balanced Fund	73,636	47	—	—
The Bond Fd of America Fund	26,072	26	—	—
Invesco Oppenheimer
International Growth Fund	3,963,412	4,984,843	8,752,842	2,419,864

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

T. Rowe Price
Blue Chip Growth Portfolio	9,119,476	12,127,979	13,643,178	8,380,428
Health Sciences Portfolio	7,250,196	4,285,793	6,650,145	4,790,891
Equity Income Portfolio	55,149	19	—	—
Mid-Cap Growth Portfolio	45,635	39	—	—
John Hancock Variable Insurance Trust
Financial Industries Portfolio	893,601	812,643	2,449,183	1,889,096
Fundamental All Cap Core Portfolio	27,023	14,672	77,188	277,507
Select Bond Portfolio	59,686	30,445	16,332	62,255
Strategic Income Opportunities Portfolio	126,506	74,433	243,806	368,539
Federated Hermes
High Income Bond Portfolio	639,313	321,370	1,296,216	658,203
Kaufmann Portfolio	2,868,656	3,174,877	2,610,622	888,399
Managed Volatility Portfolio	16,482	8,074	158,238	96,961
Principal Variable Contracts
Blue Chip Fund	707,936	380,079	671,612	230,091
Equity Income Fund	194,701	80,172	439,226	187,672
Diversified Balance Fund	1,635,164	158,492	438,157	77,009
Diversified Growth Fund	67,288	11,978	25,766	29,799
Diversified Income Fund	30,665	1,115	32,575	684,427

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	240,337	366,960	(126,623)	442,969	650,126	(207,157)
High Income Portfolio	19,759	60,770	(41,011)	9,309	61,094	(51,785)
Equity-Income Portfolio	4,767	30,851	(26,084)	19,162	22,970	(3,808)
Growth Portfolio	8,063	20,076	(12,013)	3,413	13,133	(9,720)
Overseas Portfolio	22,940	38,597	(15,657)	22,171	31,724	(9,553)
Mid Cap Portfolio	119,530	143,845	(24,315)	155,007	192,408	(37,401)
Asset Manager Portfolio	(116)	4,082	(4,198)	519	640	(121)
Investment Grade Bond Portfolio	424,352	188,963	235,389	121,741	58,975	62,766
Index 500 Portfolio	16,108	86,544	(70,436)	15,839	69,194	(53,355)
Contrafund Portfolio	227,065	337,961	(110,896)	270,839	321,607	(50,768)
Asset Manager: Growth Portfolio	2,039	2,508	(469)	1,204	1,541	(337)
Balanced Portfolio	9,646	12,000	(2,354)	1,029	10,977	(9,948)
Growth & Income Portfolio	351	23,402	(23,051)	24,539	10,987	13,552
Growth Opportunities Portfolio	852,540	593,204	259,336	927,671	521,766	405,905
Value Strategies Portfolio	15,212	56,930	(41,718)	17,552	37,530	(19,978)
Strategic Income Portfolio	188,657	252,964	(64,307)	199,183	295,466	(96,283)
Emerging Markets Portfolio	85,984	80,888	5,096	110,387	124,675	(14,288)
Real Estate Portfolio	241,670	335,533	(93,863)	194,934	285,264	(90,330)
Funds Manager 50% Portfolio	42,841	63,131	(20,290)	124,509	154,452	(29,943)
Funds Manager 70% Portfolio	30,421	34,306	(3,885)	21,315	23,305	(1,990)
Funds Manager 85% Portfolio	5,828	18,680	(12,852)	42,179	21,021	21,158
Government Money Market Portfolio Service Class 2	18,517,834	13,391,108	5,126,726	2,355,584	1,597,485	758,099
International Capital Appreciation Portfolio	125,151	75,122	50,029	195,577	50,084	145,493
Energy Portfolio	347	—	347	—	—	—
American Century Variable Portfolios, Inc.
Balanced Fund	90,746	77,125	13,621	179,457	91,264	88,193
Capital Appreciation Fund	4,382	3,808	574	4,253	12,115	(7,862)
International Fund	37,236	54,237	(17,001)	14,755	25,030	(10,275)
Value Fund	764,805	1,024,975	(260,170)	704,343	747,204	(42,861)
Disciplined Core Value Fund	56,098	78,374	(22,276)	157,327	160,767	(3,440)
Inflation Protection Fund	228,172	312,602	(84,430)	556,536	630,915	(74,379)
Large Company Value Fund	10,664	45,560	(34,896)	55,872	16,461	39,411
Mid Cap Value Fund	367,040	512,825	(145,785)	364,940	323,645	41,295
Ultra Fund	190,779	89,980	100,799	120,130	89,944	30,186
MFS Variable Insurance Trust
Research Series	51	1,321	(1,270)	3,825	6,040	(2,215)
Growth Series	2,451	5,008	(2,557)	621	6,548	(5,927)
Investors Trust Series	1,354	7,034	(5,680)	2,615	5,305	(2,690)
New Discovery Series	89,937	88,113	1,824	109,671	75,095	34,576
Corporate Bond Portfolio	140,872	152,923	(12,051)	66,707	155,269	(88,562)
Emerging Markets Equity Portfolio	90,449	91,567	(1,118)	98,453	51,190	47,263
Technology Portfolio	72,927	77,845	(4,918)	92,170	79,307	12,863
Global Tactical Allocation Portfolio	12,012	30,639	(18,627)	12,370	26,127	(13,757)
International Intrinsic Value Portfolio	161,959	154,621	7,338	78,846	128,113	(49,267)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Utilities Series Portfolio	146,324	282,969	(136,645)	442,956	221,542	221,414
Blended Research Core Equity Portfolio	59,698	26,923	32,775	93,060	27,100	65,960
Global Real Estate Portfolio	20,201	23,066	(2,865)	72,823	26,629	46,194
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	409	15,738	(15,329)	7,493	15,352	(7,859)
Mid-Cap Stock Portfolio	3,337	6,084	(2,747)	1,633	14,036	(12,403)
Bond-Debenture Portfolio	254,530	479,008	(224,478)	479,976	515,858	(35,882)
Fundamental Equity Portfolio	11,692	23,167	(11,475)	24,375	29,363	(4,988)
Developing Growth Portfolio	15,066	48,307	(33,241)	36,052	56,247	(20,195)
Short Duration Income Portfolio	421,191	698,651	(277,460)	732,907	1,022,856	(289,949)
Alger Fund
LargeCap Growth Portfolio	18,434	18,854	(420)	14,832	25,208	(10,376)
MidCap Growth Portfolio	11,978	27,304	(15,326)	13,847	18,892	(5,045)
Capital Appreciation Portfolio	16,452	13,490	2,962	2,704	19,424	(16,720)
SmallCap Growth Portfolio	157	1,403	(1,246)	457	1,602	(1,145)
Capital Appreciation Portfolio Class S	143,360	362,324	(218,964)	233,298	248,525	(15,227)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	18,735	33,192	(14,457)	20,646	35,596	(14,950)
S&P 500 Index Portfolio	22,103	19,583	2,520	13,386	50,212	(36,826)
SRI Balanced Portfolio	88,284	98,187	(9,903)	110,446	60,161	50,285
Invesco Variable Insurance Funds
Technology Fund	16,737	9,726	7,011	2,437	10,377	(7,940)
Diversified Dividend Fund	74,687	151,544	(76,857)	309,093	81,646	227,447
Health Care Fund	930	7,427	(6,497)	2,735	4,061	(1,326)
Global Real Estate Fund	721	1,642	(921)	3,329	4,496	(1,167)
International Equity Fund	38,112	37,370	742	4,693	2,588	2,105
Main Street Mid Cap Fund	2,566	4,591	(2,025)	2,256	2,916	(660)
Core Bond Fund	—	—	—	95,588	473,779	(378,191)
Discovery Mid Cap Growth Fund	41,442	54,124	(12,682)	83,769	74,629	9,140
Global Fund	108,989	134,098	(25,109)	154,831	78,369	76,462
Main Street Fund	49,228	148,907	(99,679)	80,025	86,151	(6,126)
Main Street Small Cap Fund	421,981	285,805	136,176	164,406	132,753	31,653
Balanced-Risk Allocation Fund	2,263	5,416	(3,153)	49,202	22,061	27,141
Core Plus Bond Fund	80,957	124,078	(43,121)	566,992	83,408	483,584
Equity and Income Fund	139,082	198,892	(59,810)	388,926	182,599	206,327
Small Cap Equity Fund	182,560	81,744	100,816	207,765	75,023	132,742
Equally Weighted S&P 500 Fund	326,523	215,473	111,050	557,749	277,536	280,213
Growth and Income Fund	1,677	6,215	(4,538)	1,322	4,137	(2,815)
American Value Fund	402	1,210	(808)	1,747	1,777	(30)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	8,535	21,457	(12,922)	7,397	22,091	(14,694)
Small Cap Core Portfolio	4,007	10,539	(6,532)	4,534	15,845	(11,311)
Rydex Variable Trust
Nova Fund	8,104	6,848	1,256	3,760	11,971	(8,211)
NASDAQ-100 Fund	17,809	9,848	7,961	1,578	14,154	(12,576)
U.S. Government Money Market Fund	634	7,342	(6,708)	52,225	36,528	15,697
Inverse S&P 500 Strategy Fund	18,688	123,387	(104,699)	261,155	1,525,075	(1,263,920)
Inverse NASDAQ-100 Strategy Fund	72,580	116,977	(44,397)	821,072	745,243	75,829
Inverse Government Long Bond Strategy Fund	294	3,288	(2,994)	21,422	19,329	2,093
Government Long Bond 1.2x Strategy	102	72	30	85	67	18
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	12,956	28,737	(15,781)	10,052	47,685	(37,633)
S&P 500 Pure Growth Fund	173,789	221,971	(48,182)	210,069	89,423	120,646
S&P MidCap 400 Pure Growth Fund	5,649	18,272	(12,623)	6,797	10,707	(3,910)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	20,869	6,785	14,084	2,506	12,152	(9,646)
Multi-Hedge Strategies Fund	19,275	45,270	(25,995)	22,811	31,344	(8,533)
Global Managed Futures Strategy Fund	25,213	120,544	(95,331)	198,900	96,381	102,519
Small Cap Value Fund	42,437	68,347	(25,910)	125,782	91,321	34,461
ProFunds VP
Profund Access VP High Yield Fund	2,548	2,687	(139)	5,805	5,950	(145)
Asia 30	36	223	(187)	565	1,249	(684)
Banks	16,073	7,170	8,903	4,232	10,159	(5,927)
Materials	605	751	(146)	1,808	2,015	(207)
Bear	—	1,010	(1,010)	396	38	358
Biotechnology	3,479	4,144	(665)	3,765	4,551	(786)
Bull	17,870	15,043	2,827	7,876	17,267	(9,391)
Consumer Staples	1,823	4,673	(2,850)	3,761	4,036	(275)
Consumer Discretionary	795	570	225	1,034	2,064	(1,030)
Dow 30	3,124	1,266	1,858	3,717	725	2,992
Emerging Markets	14,924	9,704	5,220	4,952	5,633	(681)
Europe 30	1,479	1,807	(328)	1,486	1,736	(250)
Falling U.S. Dollar	10,505	10,906	(401)	4,203	4,174	29
Financials	109	312	(203)	312	1,139	(827)
Health Care	3,794	5,008	(1,214)	12,257	7,855	4,402
Industrials	5,190	3,155	2,035	2,226	3,249	(1,023)
International	—	506	(506)	—	609	(609)
Internet	3,263	4,938	(1,675)	3,490	3,608	(118)
Japan	—	699	(699)	500	903	(403)
Large-Cap Growth	6,060	6,456	(396)	3,313	14,812	(11,499)
Large-Cap Value	29,908	34,518	(4,610)	33,723	23,843	9,880
Mid-Cap	301	1,599	(1,298)	1,432	1,789	(357)
Mid-Cap Growth	1,038	2,804	(1,766)	1,310	1,171	139
Mid-Cap Value	801	2,184	(1,383)	1,766	1,229	537
Government Money Market	146,515	249,053	(102,538)	302,612	185,081	117,531
Energy	25,649	19,811	5,838	22,157	34,850	(12,693)
NASDAQ-100	3,562	4,919	(1,357)	3,779	7,595	(3,816)
Pharmaceuticals	271	36	235	611	954	(343)
Precious Metals	61,425	62,241	(816)	91,665	101,224	(9,559)
Real Estate	1,015	1,367	(352)	6,500	11,524	(5,024)
Rising Rates Opportunity	1,792	3,336	(1,544)	2	1,191	(1,189)
Semiconductor	4,756	5,223	(467)	4,243	4,549	(306)
Short Dow 30	—	194	(194)	2,052	2,020	32
Short Emerging Markets	—	—	—	—	—	—
Short International	—	17	(17)	1,657	1,649	8
Short Mid-Cap	—	—	—	2,099	2,066	33
Short NASDAQ-100	—	—	—	—	—	—
Short Small-Cap	1	142	(141)	—	50	(50)
Small-Cap	362	1,308	(946)	1,928	2,632	(704)
Small-Cap Growth	1,497	1,828	(331)	500	1,453	(953)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Small-Cap Value	11,467	11,845	(378)	335	931	(596)
Technology	3,299	5,612	(2,313)	3,126	4,568	(1,442)
Communication Services	27	223	(196)	91	155	(64)
U.S. Government Plus	396	153	243	7,269	19,275	(12,006)
UltraBull	3,295	3,213	82	4,086	10,963	(6,877)
UltraMid-Cap	3,781	3,684	97	6,064	15,320	(9,256)
UltraNASDAQ-100	1,048	1,270	(222)	2,680	5,501	(2,821)
UltraShort Dow 30	—	906	(906)	—	2,882	(2,882)
UltraShort NASDAQ-100	1	5,291	(5,290)	—	27,978	(27,978)
UltraSmall-Cap	4,773	4,290	483	6,668	18,921	(12,253)
Utilities	493	3,146	(2,653)	11,799	5,437	6,362
VanEck Worldwide Insurance Trust
Global Resources Fund	146,839	262,914	(116,075)	332,867	193,485	139,382
Emerging Markets Fund	5,142	9,588	(4,446)	2,278	6,873	(4,595)
Emerging Markets Bond Fund	24,935	23,592	1,343	9,203	10,919	(1,716)
Janus Henderson Series
Global Technology and Innovation Portfolio	146,196	82,717	63,479	114,207	110,383	3,824
Overseas Portfolio	62,212	37,718	24,494	34,345	36,280	(1,935)
Research Portfolio	112	3,073	(2,961)	1,375	3,136	(1,761)
Enterprise Services Portfolio	388,413	310,468	77,945	236,031	211,747	24,284
Global Research Portfolio	19,864	38,684	(18,820)	48,694	29,044	19,650
Mid Cap Value Portfolio	34,457	39,211	(4,754)	99,048	78,212	20,836
Balanced Portfolio	557,360	952,458	(395,098)	933,164	718,877	214,287
Flexible Bond Portfolio	90,493	148,852	(58,359)	107,480	301,546	(194,066)
PIMCO Variable Insurance Trust
Total Return Portfolio	416,692	719,699	(303,007)	459,478	1,027,128	(567,650)
Low Duration Portfolio	692,081	996,778	(304,697)	748,901	1,236,412	(487,511)
High Yield Portfolio	835,101	704,034	131,067	617,310	628,500	(11,190)
Real Return Portfolio	407,001	742,785	(335,784)	649,865	728,227	(78,362)
All Asset Portfolio	21,701	49,474	(27,773)	84,617	101,794	(17,177)
Global Managed Asset Allocation Portfolio	6,284	4,616	1,668	3,377	10,386	(7,009)
Short-Term Portfolio	1,869,237	3,224,922	(1,355,685)	3,792,873	2,483,581	1,309,292
Emerging Markets Bond Portfolio	6,942	30,801	(23,859)	20,923	24,541	(3,618)
Global Bond Opportunities Portfolio	518	4,129	(3,611)	7,316	5,728	1,588
Commodity Real Return Strategy Portfolio	330,539	410,567	(80,028)	546,772	491,904	54,868
International Bond (USD-Hedged) Portfolio	37,123	36,604	519	54,852	51,375	3,477
Dynamic Bond Adv Portfolio	74,933	94,340	(19,407)	65,710	93,656	(27,946)
Income Advisor Portfolio	545,414	697,275	(151,861)	347,928	473,060	(125,132)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	13,945	19,755	(5,810)	21,143	31,829	(10,686)
Large Cap Value Fund	912	19,846	(18,934)	13,093	14,969	(1,876)
Mid Cap Value Fund	5,842	23,095	(17,253)	4,465	20,996	(16,531)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	6,202	8,855	(2,653)	964	7,432	(6,468)
AMT Mid Cap Intrinsic Value Portfolio	366	9,060	(8,694)	6,767	13,879	(7,112)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	14,369	18,171	(3,802)	4,503	12,134	(7,631)
Sustainable U.S. Equity Portfolio	42	75	(33)	15	1	14
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	738	1,122	(384)	1,238	1,580	(342)
Emerging Markets Equity Portfolio	10,535	11,763	(1,228)	11,033	12,607	(1,574)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Discovery Portfolio	40	503	(463)	147	163	(16)
U.S. Real Estate Portfolio	1,243	2,351	(1,108)	1,385	1,678	(293)
Northern Lights Variable Trust
Power Dividend Index Fund	5,236	6,082	(846)	954	3,826	(2,872)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	7,764	20,648	(12,884)	10,243	32,598	(22,355)
Small Cap Growth Portfolio	1,196	1,211	(15)	226	1	225
Discovery Value Portfolio	85,215	90,683	(5,468)	132,909	96,230	36,679
BlackRock Variable Series Fund, Inc.
Basic Value Fund	37,274	76,703	(39,429)	87,310	37,873	49,437
Capital Appreciation Fund	430	3,814	(3,384)	1,040	16,105	(15,065)
Equity Dividend Fund	163,745	488,209	(324,464)	296,502	273,145	23,357
Global Allocation Fund	86,102	194,316	(108,214)	58,567	181,372	(122,805)
Advantage Large Cap Core Fund	1,975	4,512	(2,537)	2,800	4,083	(1,283)
Large Cap Focus Growth Fund	125,992	148,086	(22,094)	125,938	121,798	4,140
60/40 Target Allocation ETF Fund	66,288	158,295	(92,007)	160,306	145,299	15,007
Total Return Fund	19,756	7,820	11,936	6,769	14,202	(7,433)
S&P 500 Fund	3,446	9,297	(5,851)	2,804	8,688	(5,884)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	252,005	168,747	83,258	143,429	83,363	60,066
Dividend Opportunity Portfolio	121,547	211,716	(90,169)	369,225	135,213	234,012
Emerging Markets Bond Portfolio	41,268	105,009	(63,741)	22,265	82,558	(60,293)
High Yield Portfolio	217,787	94,696	123,091	70,284	160,674	(90,390)
Select Large-Cap Value Portfolio	760,244	401,803	358,441	285,615	105,629	179,986
Seligman Global Tech Portfolio	303,030	171,870	131,160	240,186	202,825	37,361
US Government Mortgage Portfolio	7,812	25,294	(17,482)	49,170	171,504	(122,334)
Strategic Income Portfolio	72,058	38,857	33,201	112,577	108,178	4,399
Emerging Markets Portfolio	13,672	603	13,069	13,432	6,395	7,037
Select Mid Cap Value Portfolio	9,820	—	9,820	—	—	—
Small Cap Value Portfolio	6,827	—	6,827	—	—	—
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	402,667	368,058	34,609	467,758	419,352	48,406
Small Cap Index Portfolio	82,657	99,612	(16,955)	97,205	78,698	18,507
Alternative Asset Allocation Portfolio	14,450	27,875	(13,425)	29,705	26,266	3,439
Global Small Cap Portfolio	1,570	6,053	(4,483)	1,598	3,868	(2,270)
Small Mid Cap Value Portfolio	22,171	52,611	(30,440)	6,196	50,917	(44,721)
CROCI US Portfolio	154	365	(211)	119	597	(478)
High Income Portfolio	58,839	40,029	18,810	42,315	21,782	20,533
Eaton Vance Variable Trust
Floating Rate Income Portfolio	469,818	496,094	(26,276)	1,149,414	1,142,039	7,375
Delaware Variable Insurance Portfolios
Total Return Portfolio	942	4,141	(3,199)	1	4,098	(4,097)
International Portfolio	1,417	12,665	(11,248)	8,779	10,749	(1,970)
Opportunity Portfolio	44,262	159,147	(114,885)	18,533	96,283	(77,750)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	10,987	61,437	(50,450)	4,548	64,827	(60,279)
Income Fund	375,297	496,592	(121,295)	539,896	375,348	164,548
Global Bond Fund	462,071	863,632	(401,561)	265,267	630,690	(365,423)
Foreign Fund	597,878	1,015,507	(417,629)	404,144	467,301	(63,157)
Developing Markets Fund	11,747	40,752	(29,005)	52,192	32,427	19,765
Mutual Global Discovery Fund	30,935	80,493	(49,558)	9,938	79,043	(69,105)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rising Dividends Fund	238,084	271,872	(33,788)	220,618	186,467	34,151
DynaTech 2 Fund	304,766	164,084	140,682	395,236	192,305	202,931
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	29	31,199	(31,170)
Global Real Estate Fund	—	—	—	—	—	—
VolSmart Allocation Fund	6,972	—	6,972	—	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	7,614	46,044	(38,430)	8,373	33,475	(25,102)
Balanced Portfolio	5,289	41,388	(36,099)	4,636	41,864	(37,228)
Global Equity Portfolio	4,152	5,675	(1,523)	1,337	8,406	(7,069)
Energy Portfolio	55,689	103,405	(47,716)	6,333	112,833	(106,500)
Global Bond Portfolio	—	—	—	3,720	49,248	(45,528)
Natural Resources Portfolio	6,627	15,082	(8,455)	1,473	34,163	(32,690)
Growth Portfolio	2,640	30,741	(28,101)	7,705	31,108	(23,403)
High Income Portfolio	102,974	173,761	(70,787)	43,151	170,639	(127,488)
International Core Equity Portfolio	23,769	108,466	(84,697)	30,149	91,331	(61,182)
Global Growth Portfolio	541	8,706	(8,165)	524	7,216	(6,692)
Mid Cap Growth Portfolio	21,347	86,640	(65,293)	34,321	94,784	(60,463)
Science and Technology Portfolio	21,418	84,642	(63,224)	46,945	74,825	(27,880)
Small Cap Growth Portfolio	17,615	45,288	(27,673)	17,031	53,943	(36,912)
SMID Cap Core Portfolio	30,901	110,952	(80,051)	28,829	88,090	(59,261)
Lazard Retirement Series, Inc.
International Equity Portfolio	10,701	9,781	920	17,241	8,507	8,734
Global Dynamic Multi Asset Portfolio	7,180	28,087	(20,907)	3,713	14,723	(11,010)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	106,649	59,538	47,111	62,040	63,639	(1,599)
ClearBridge Variable Mid Cap Portfolio	153,556	128,545	25,011	326,675	218,813	107,862
ClearBridge Variable Dividend Strategy Portfolio	137,423	361,186	(223,763)	215,366	312,460	(97,094)
ClearBridge Variable Small Cap Growth Portfolio	197,305	74,354	122,951	151,722	71,504	80,218
ClearBridge Variable Aggressive Growth Portfolio	3,251	6,257	(3,006)	2,261	5,466	(3,205)
Western Asset Variable Core Bond Plus Portfolio	1,651,999	2,360,203	(708,204)	1,330,663	1,537,819	(207,156)
ClearBridge Variable Large Cap Growth Portfolio	443,637	563,831	(120,194)	355,675	166,109	189,566
Pioneer Variable Contracts Trust
Fund Portfolio	25,002	20,409	4,593	37,917	14,495	23,422
Bond Portfolio	1,033,820	1,356,386	(322,566)	579,974	736,059	(156,085)
Strategic Income Portfolio	191,556	404,679	(213,123)	220,446	283,376	(62,930)
Equity Income Portfolio	69,666	146,608	(76,942)	75,727	131,295	(55,568)
High Yield Portfolio	11,179	21,520	(10,341)	794	18,471	(17,677)
Prudential Series Funds
Natural Resources Portfolio	16,800	45,315	(28,515)	114,139	85,371	28,768
Mid-Cap Growth Portfolio	143	574	(431)	366	1,634	(1,268)
PGIM Jennison Focused Blend Portfolio	40	18,205	(18,165)	319	264	55
PGIM Jennison Blend Portfolio	17,708	3	17,705	—	—	—
Royce Capital Fund
Micro-Cap Portfolio	763	10,027	(9,264)	3,162	1,143	2,019
Small Cap Portfolio	47,023	115,996	(68,973)	80,853	110,485	(29,632)
Alps Fund
Alerian Energy Infrastructure Portfolio	254,791	326,098	(71,307)	558,947	275,874	283,073
Global Opportunity Portfolio	17,500	31,085	(13,585)	29,925	32,415	(2,490)
American Funds IS
Asset Allocation Fund	444,484	1,658,766	(1,214,282)	786,835	1,082,534	(295,699)
Washington Mutual Investors Fund	464,359	528,347	(63,988)	691,833	512,857	178,976

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Ultra-Short Bond Fund	695,882	1,776,117	(1,080,235)	2,763,291	1,849,830	913,461
Capital Income Builder Fund	252,094	196,893	55,201	312,463	275,883	36,580
Global Growth Fund	410,421	300,548	109,873	349,494	323,967	25,527
Capital World Growth and Income Fund	129,080	229,711	(100,631)	228,511	154,493	74,018
Global Small Capitalization Fund	64,565	58,930	5,635	101,636	79,885	21,751
Growth Fund	530,429	586,987	(56,558)	774,390	463,424	310,966
Growth-Income Fund	549,220	642,846	(93,626)	799,180	591,574	207,606
International Fund	168,693	266,254	(97,561)	205,299	136,597	68,702
International Growth and Income Fund	134,265	177,725	(43,460)	187,630	175,197	12,433
New World Fund	425,715	696,197	(270,482)	448,131	315,047	133,084
U.S. Government Securities Fund	422,538	1,178,565	(756,027)	1,765,459	2,380,861	(615,402)
Global Balanced Fund	6,917	—	6,917	—	—	—
The Bond Fd of America Fund	2,457	—	2,457	—	—	—
Invesco Oppenheimer
International Growth Fund	525,985	575,882	(49,897)	492,535	211,507	281,028
T. Rowe Price
Blue Chip Growth Portfolio	842,267	883,440	(41,173)	795,020	478,525	316,495
Health Sciences Portfolio	492,618	340,114	152,504	459,045	323,802	135,243
Equity Income Portfolio	4,903	—	4,903	—	—	—
Mid-Cap Growth Portfolio	3,880	—	3,880	—	—	—
John Hancock Variable Insurance Trust
Financial Industries Portfolio	69,408	74,313	(4,905)	146,836	149,191	(2,355)
Fundamental All Cap Core Portfolio	37	725	(688)	3,759	19,088	(15,329)
Select Bond Portfolio	3,265	804	2,461	485	5,534	(5,049)
Strategic Income Opportunities Portfolio	18,271	14,059	4,212	22,712	35,923	(13,211)
Federated Hermes
High Income Bond Portfolio	57,704	32,748	24,956	116,280	61,826	54,454
Kaufmann Portfolio	305,817	311,482	(5,665)	196,270	83,245	113,025
Managed Volatility Portfolio	1,118	409	709	6,590	8,154	(1,564)
Principal Variable Contracts
Blue Chip Fund	71,604	36,066	35,538	70,548	28,625	41,923
Equity Income Fund	14,526	4,837	9,689	38,222	19,664	18,558
Diversified Balance Fund	154,615	8,781	145,834	40,855	7,955	32,900
Diversified Growth Fund	4,537	499	4,038	345	2,850	(2,505)
Diversified Income Fund	2,966	19	2,947	3,024	72,289	(69,265)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates hich products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2023	788,167	$7.67 to 13.63	$8,371,840	4.77%	0.95% to 1.55%	2.16% to 3.90%
2022	914,790	7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%

High Income Portfolio
2023	252,439	9.81 to 28.10	$3,945,999	5.40%	0.95% to 1.65%	7.85% to 9.25%
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%

Equity-Income Portfolio
2023	134,614	23.52 to 79.96	$6,185,295	1.72%	0.95% to 1.55%	7.50% to 9.34%
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%

Growth Portfolio
2023	80,389	42.26 to 128.67	$8,692,355	0.11%	0.95% to 1.55%	32.81% to 34.61%
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Overseas Portfolio
2023	217,851	17.32 to 35.74	$5,558,646	0.85%	0.95% to 1.65%	17.09% to 19.09%
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%

Mid Cap Portfolio
2023	650,624	11.00 to 62.36	$16,736,415	0.39%	0.95% to 1.65%	12.93% to 13.78%
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%

Asset Manager Portfolio
2023	27,307	18.90 to 40.62	$790,245	2.17%	0.95% to 1.55%	10.10% to 11.59%
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%

Investment Grade Bond Portfolio
2023	535,584	8.93 to 24.88	$5,806,652	2.75%	0.95% to 1.55%	3.44% to 5.00%
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%

Index 500 Portfolio
2023	615,857	17.59 to 115.86	$21,699,324	1.31%	0.95% to 1.65%	22.48% to 24.69%
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%

Contrafund Portfolio
2023	1,200,515	12.24 to 134.37	$41,188,567	0.30%	0.95% to 1.65%	29.91% to 31.93%
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%

Asset Manager: Growth Portfolio
2023	23,409	20.81 to 46.27	$877,080	1.79%	0.95% to 1.55%	13.42% to 14.95%
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Balanced Portfolio
2023	85,055	28.79 to 45.95	$3,323,261	1.61%	0.95% to 1.55%	18.49% to 20.09%
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%

Growth & Income Portfolio
2023	33,072	30.22 to 57.97	$1,679,924	1.33%	0.95% to 1.55%	15.51% to 17.25%
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%

Growth Opportunities Portfolio
2023	2,438,693	9.51 to 72.01	$40,676,621	0.00%	0.95% to 1.65%	41.8% to 44.01%
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%

Value Strategies Portfolio
2023	83,513	18.18 to 40.78	$2,609,602	0.74%	0.95% to 1.65%	17.70% to 19.47%
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%

Strategic Income Portfolio
2023	1,151,122	9.66 to 12.57	$13,738,557	4.25%	1.15% to 1.65%	7.40% to 8.20%
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%

Emerging Markets Portfolio
2023	383,613	7.73 to 14.70	$5,081,295	1.99%	1.15% to 1.65%	7.70% to 8.51%
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%

Real Estate Portfolio
2023	999,261	10.88 to 17.19	$16,155,368	2.21%	1.15% to 1.65%	9.08% to 9.90%
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 50% Portfolio
2023	455,948	10.25 to 17.02	$7,145,857	2.42%	1.15% to 1.65%	10.92% to 11.53%
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%

Funds Manager 70% Portfolio
2023	268,044	10.67 to 20.65	$5,018,927	1.88%	1.15% to 1.65%	13.68% to 14.31%
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%

Funds Manager 85% Portfolio
2023	85,817	10.94 to 23.73	$1,713,506	1.40%	1.15% to 1.65%	15.56% to 16.43%
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%

Government Money Market Portfolio Service Class 2
2023	6,294,367	9.39 to 10.37	$60,886,111	4.92%	1.15% to 1.65%	2.93% to 3.60%
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%

International Capital Appreciation Portfolio
2023	397,406	-	$5,284,010	0.17%	1.15% to 1.65%	n/a
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

Energy Portfolio
2023	347	9.67 to 9.67	$3,359	3.64%	1.15% to 1.65%	-3.33% to -3.33%

American Century Variable
Portfolios, Inc.
Balanced Fund
2023	395,043	20.62 to 36.28	$5,152,180	1.73%	0.95% to 1.65%	13.26% to 15.31%
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%

Capital Appreciation Fund
2023	30,629	45.76 to 71.24	$1,866,327	0.00%	0.95% to 1.55%	17.78% to 19.55%
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

International Fund
2023	103,286	10.70 to 26.93	$2,435,497	1.38%	0.95% to 1.90%	8.41% to 11.37%
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%

Value Fund
2023	3,319,358	10.94 to 61.69	$76,369,729	2.16%	0.95% to 1.65%	6.18% to 16.43%
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%

Disciplined Core Value Fund
2023	379,138	10.97 to 36.43	$5,523,255	1.28%	0.95% to 1.90%	4.32% to 7.27%
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%

Inflation Protection Fund
2023	758,642	9.25 to 14.29	$7,908,115	3.13%	0.95% to 1.65%	0.90% to 2.48%
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%

Large Company Value Fund
2023	30,720	17.00 to 27.66	$709,993	1.70%	0.95% to 1.90%	0.22% to 2.80%
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%

Mid Cap Value Fund
2023	1,552,300	12.06 to 42.69	$35,532,883	2.13%	0.95% to 1.90%	2.19% to 5.08%
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%

Ultra Fund
2023	340,507	11.66 to 54.73	$10,956,265	0.00%	0.95% to 1.90%	38.43% to 41.99%
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

MFS Variable Insurance Trust
Research Series
2023	7,590	41.57 to 50.06	$355,343	0.44%	0.95% to 1.40%	19.77% to 20.97%
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%

Growth Series
2023	25,126	52.17 to 68.54	$1,542,845	0.00%	0.95% to 1.40%	32.90% to 34.23%
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%

Investors Trust Series
2023	6,793	37.14 to 43.78	$275,592	0.55%	0.95% to 1.40%	16.09% to 17.55%
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%

New Discovery Series
2023	298,098	7.52 to 75.81	$6,943,912	0.00%	0.95% to 1.65%	11.50% to 13.23%
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%

Corporate Bond Portfolio
2023	444,747	8.73 to 11.37	$4,815,715	3.77%	1.15% to 1.65%	7.12% to 7.92%
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%

Emerging Markets Equity Portfolio
2023	489,392	7.63 to 10.90	$4,674,879	1.20%	1.15% to 1.65%	8.90% to 9.72%
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%

Technology Portfolio
2023	250,446	10.98 to 47.83	$8,931,034	0.00%	1.15% to 1.65%	51.31% to 52.44%
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Global Tactical Allocation Portfolio
2023	69,025	9.96 to 14.18	$931,440	0.14%	1.15% to 1.65%	7.67% to 8.15%
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%

International Intrinsic Value Portfolio
2023	713,627	9.58 to 22.97	$14,421,836	0.48%	1.15% to 1.65%	15.45% to 16.32%
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%

Utilities Series Portfolio
2023	652,651	10.63 to 20.63	$12,646,204	2.97%	1.15% to 1.65%	-3.93% to -3.20%
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%

Blended Research Core Equity Portfolio
2023	247,422	13.36 to 21.67	$5,023,472	1.02%	1.15% to 1.65%	26.11% to 27.06%
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%

Global Real Estate Portfolio
2023	84,590	10.31 to 11.98	$926,239	0.47%	1.15% to 1.65%	9.39% to 10.21%
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2023	35,344	21.73 to 41.53	$1,289,035	0.81%	0.95% to 1.40%	10.46% to 12.12%
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%

Mid-Cap Stock Portfolio
2023	38,958	22.05 to 53.40	$1,485,304	0.43%	0.95% to 1.40%	12.92% to 14.33%
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Opportunities Portfolio
2019	—	-	$0	1.92%	0.95% to 1.40%	n/a

Bond-Debenture Portfolio
2023	1,956,268	9.22 to 13.65	$24,840,890	4.87%	1.15% to 1.65%	4.81% to 5.60%
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%

Fundamental Equity Portfolio
2023	114,241	12.04 to 23.65	$2,034,514	0.55%	1.15% to 1.65%	12.76% to 13.61%
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%

Developing Growth Portfolio
2023	222,810	6.07 to 25.35	$3,699,711	0.00%	1.15% to 1.65%	6.41% to 7.21%
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%

Short Duration Income Portfolio
2023	1,529,347	9.70 to 10.49	$15,715,007	4.21%	1.15% to 1.65%	3.34% to 4.11%
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%

Alger Fund
LargeCap Growth Portfolio
2023	126,102	26.52 to 48.29	$4,725,998	0.00%	0.95% to 1.40%	29.21% to 31.42%
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%

MidCap Growth Portfolio
2023	107,543	25.43 to 41.53	$3,577,041	0.00%	0.95% to 1.40%	19.96% to 22.01%
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Capital Appreciation Portfolio
2023	60,816	39.36 to 80.09	$3,173,207	0.00%	0.95% to 1.40%	39.68% to 41.78%
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%

SmallCap Growth Portfolio
2023	21,148	22.95 to 47.35	$567,214	0.00%	1.30% to 1.90%	13.74% to 15.39%
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%

Capital Appreciation Portfolio Class S
2023	1,090,090	10.49 to 38.80	$36,877,026	0.00%	1.15% to 1.65%	40.45% to 41.51%
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2023	128,831	9.76 to 34.20	$2,446,653	0.18%	0.95% to 1.65%	9.49% to 10.64%
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%

S&P 500 Index Portfolio
2023	43,919	12.73 to 51.85	$1,606,799	1.46%	0.95% to 1.65%	23.37% to 24.73%
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%

SRI Balanced Portfolio
2023	437,936	10.89 to 14.75	$6,230,883	1.70%	0.95% to 1.65%	14.75% to 15.38%
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%

Invesco Variable Insurance Funds
Technology Fund
2023	27,432	34.67 to 52.65	$1,144,620	0.00%	0.95% to 1.40%	43.40% to 45.56%
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%

Diversified Dividend Fund
2023	217,647	10.80 to 17.46	$2,566,874	1.48%	0.95% to 1.40%	6.41% to 8.02%
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%

Health Care Fund
2023	22,364	29.19 to 37.15	$790,134	0.00%	0.95% to 1.40%	0.94% to 2.05%
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%

Global Real Estate Fund
2023	7,760	8.91 to 12.69	$80,136	1.14%	1.30% to 1.90%	5.04% to 7.16%
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%

International Equity Fund
2023	16,037	11.98 to 16.62	$216,868	0.00%	1.30% to 1.90%	13.94% to 16.06%
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%

Main Street Mid Cap Fund
2023	9,881	16.63 to 22.07	$186,845	0.04%	1.30% to 1.90%	10.40% to 12.17%
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%

Discovery Mid Cap Growth Fund
2023	278,881	8.63 to 22.23	$5,172,491	0.00%	1.15% to 1.65%	11.01% to 11.84%
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Multi-Alternatives Fund
2019	—	-	$0	1.96%	1.15% to 1.35%	n/a

Global Fund
2023	401,949	10.32 to 19.05	$7,140,575	0.00%	1.15% to 1.65%	32.25% to 33.25%
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%

Main Street Fund
2023	459,823	11.91 to 21.34	$8,347,830	0.47%	1.15% to 1.65%	20.83% to 21.73%
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%

Main Street Small Cap Fund
2023	588,789	10.88 to 20.21	$10,309,660	1.02%	1.15% to 1.65%	15.90% to 16.77%
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%

Balanced-Risk Allocation Fund
2023	46,013	9.19 to 9.30	$424,176	0.00%	1.15% to 1.65%	4.98% to 5.45%
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2023	473,401	8.72 to 8.87	$4,156,950	2.63%	1.15% to 1.65%	4.22% to 4.90%
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2023	492,943	10.27 to 10.60	$5,114,419	1.60%	1.15% to 1.65%	7.89% to 9.51%
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2023	380,264	9.00 to 9.18	$3,456,686	0.00%	1.15% to 1.65%	14.36% to 15.22%
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	—%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2023	530,129	10.39 to 10.58	$5,562,260	1.34%	1.15% to 1.65%	11.58% to 12.30%
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth and Income Fund
2023	18,821	18.99 to 25.20	$399,455	1.31%	1.30% to 1.90%	8.71% to 10.46%
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%

American Value Fund
2023	4,475	19.59 to 26.93	$107,360	0.35%	1.30% to 1.90%	11.28% to 13.30%
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%

Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio
2023	108,657	9.39 to 13.08	$1,279,895	3.65%	0.95% to 1.40%	3.50% to 4.91%
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%

Small Cap Core Portfolio
2023	52,246	24.89 to 43.68	$1,947,402	1.32%	0.95% to 1.40%	10.15% to 12.03%
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%

Rydex Variable Trust
Nova Fund
2023	15,983	40.79 to 63.37	$812,771	0.00%	0.95% to 1.40%	31.82% to 33.80%
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%

NASDAQ-100 Fund
2023	22,228	59.42 to 93.42	$1,789,152	0.00%	0.95% to 1.40%	49.53% to 51.78%
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
U.S. Government Money Market Fund
2023	23,344	7.06 to 9.67	$361,607	4.17%	0.95% to 1.45%	1.25% to 2.73%
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%

Inverse S&P 500 Strategy Fund
2023	26,054	0.53 to 0.75	$17,120	0.79%	0.95% to 1.40%	-17.01% to -15.76%
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%

Inverse NASDAQ-100 Strategy Fund
2023	112,501	0.17 to 0.28	$23,070	0.44%	0.95% to 1.40%	-33.50% to -32.50%
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%

Inverse Government Long Bond Strategy Fund
2023	2,055	2.36 to 2.87	$5,385	0.00%	0.95% to 1.40%	2.23% to 3.25%
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%

Government Long Bond 1.2x Strategy
2023	7,151	10.48 to 12.67	$88,481	2.85%	0.95% to 1.40%	-2.94% to -1.97%
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%

Rydex Variable Insurance Funds
Biotechnology Fund
2023	128,140	13.06 to 24.59	$3,017,964	0.00%	1.15% to 1.65%	4.12% to 4.33%
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%

S&P 500 Pure Growth Fund
2023	226,848	9.28 to 27.05	$4,599,182	0.00%	1.15% to 1.65%	4.73% to 5.52%
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
S&P MidCap 400 Pure Growth Fund
2023	64,121	12.98 to 18.47	$1,171,441	0.00%	1.15% to 1.65%	13.15% to 13.37%
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2023	68,148	11.36 to 19.62	$964,325	0.24%	0.95% to 1.65%	10.75% to 11.69%
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%

Multi-Hedge Strategies Fund
2023	101,570	10.44 to 11.46	$1,143,390	2.87%	1.15% to 1.65%	2.97% to 3.44%
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%

Global Managed Futures Strategy Fund
2023	38,291	9.67 to 11.47	$388,277	2.18%	1.15% to 1.65%	2.21% to 2.87%
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%

Small Cap Value Fund
2023	263,269	12.10 to 21.09	$4,839,229	1.23%	1.15% to 1.65%	8.48% to 9.30%
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%

ProFunds VP
Profund Access VP High Yield Fund
2023	2,031	13.17 to 16.43	$30,669	4.97%	1.30% to 1.90%	10.40% to 11.79%
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%

Asia 30
2023	5,337	8.61 to 11.63	$52,468	0.11%	1.30% to 1.90%	0.99% to 2.71%
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Banks
2023	13,058	5.72 to 7.07	$85,401	1.77%	1.30% to 1.90%	6.87% to 8.16%
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%

Materials
2023	2,161	15.01 to 20.82	$37,853	0.46%	1.30% to 1.90%	8.79% to 10.82%
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%

Bear
2023	7,683	0.65 to 0.82	$5,520	0.29%	1.30% to 1.90%	-17.97% to -16.86%
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%

Biotechnology
2023	5,869	31.01 to 43.76	$222,189	0.00%	1.30% to 1.90%	6.26% to 8.35%
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%

Bull
2023	20,300	20.05 to 29.58	$545,269	0.00%	1.30% to 1.90%	19.50% to 22.15%
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%

Consumer Staples
2023	3,129	18.52 to 25.23	$67,389	0.16%	1.30% to 1.90%	0.36% to 2.13%
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%

Consumer Discretionary
2023	3,332	24.25 to 34.23	$99,109	0.00%	1.30% to 1.90%	27.40% to 29.90%
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%

Dow 30
2023	8,724	19.01 to 25.22	$193,713	0.04%	1.30% to 1.90%	10.31% to 12.08%
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%

Emerging Markets
2023	11,202	5.11 to 7.16	$64,656	2.71%	1.30% to 1.90%	11.36% to 13.71%
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%

Europe 30
2023	3,413	8.99 to 12.04	$36,379	2.08%	1.30% to 1.90%	13.95% to 15.84%
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%

Falling U.S. Dollar
2023	4,838	4.07 to 4.24	$19,808	0.00%	1.30% to 1.90%	0.80% to 1.06%
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%

Financials
2023	1,570	9.39 to 12.91	$17,826	0.43%	1.30% to 1.90%	9.92% to 11.91%
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%

Health Care
2023	8,566	25.44 to 35.91	$254,638	0.00%	1.30% to 1.90%	-2.73% to -0.82%
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%

Industrials
2023	5,194	19.90 to 27.35	$125,307	0.00%	1.30% to 1.90%	12.42% to 14.29%
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%

International
2023	4,456	5.94 to 7.38	$32,395	0.00%	1.30% to 1.90%	11.70% to 13.22%
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Internet
2023	4,777	37.95 to 50.80	$202,582	0.00%	1.30% to 1.90%	44.86% to 47.26%
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%

Japan
2023	3,408	9.64 to 12.80	$40,244	0.00%	1.30% to 1.90%	30.22% to 32.32%
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%

Large-Cap Growth
2023	24,121	25.75 to 38.66	$792,864	0.00%	1.30% to 1.90%	23.36% to 26.22%
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%

Large-Cap Value
2023	29,120	15.25 to 21.15	$544,238	0.47%	1.30% to 1.90%	15.86% to 18.01%
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%

Mid-Cap
2023	4,918	16.31 to 21.09	$90,874	0.00%	1.30% to 1.90%	9.92% to 11.69%
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%

Mid-Cap Growth
2023	11,775	18.62 to 25.15	$267,375	0.00%	1.30% to 1.90%	11.49% to 13.39%
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%

Mid-Cap Value
2023	4,564	16.51 to 22.11	$92,446	0.26%	1.30% to 1.90%	9.45% to 11.27%
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Government Money Market
2023	322,022	6.07 to 9.11	$2,419,732	3.84%	1.30% to 1.90%	0.47% to 2.81%
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%

Energy
2023	27,039	9.03 to 12.98	$276,332	2.49%	1.30% to 1.90%	-5.93% to -3.99%
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%

NASDAQ-100
2023	4,816	45.36 to 60.18	$249,370	0.00%	1.30% to 1.90%	46.96% to 49.32%
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%

Pharmaceuticals
2023	2,874	15.75 to 21.46	$56,420	0.52%	1.30% to 1.90%	-8.64% to -7.04%
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%

Precious Metals
2023	74,769	3.36 to 4.70	$274,828	0.00%	1.30% to 1.90%	-1.96% to -0.08%
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%

Real Estate
2023	4,725	10.60 to 14.57	$57,222	1.12%	1.30% to 1.90%	6.21% to 8.13%
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%

Rising Rates Opportunity
2023	8,924	1.46 to 1.68	$14,763	0.12%	1.30% to 1.90%	-1.10% to -0.30%
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Semiconductor
2023	3,519	48.11 to 63.28	$182,312	0.00%	1.30% to 1.90%	87.14% to 90.04%
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%

Short Dow 30
2023	2,057	0.54 to 0.66	$1,366	0.00%	1.30% to 1.90%	-11.26% to -10.19%
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%

Short Emerging Markets
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	-	$0	0.00%	1.30% to 1.90%	n/a
2020	—	-	$0	0.00%	1.30% to 1.90%	n/a
2019	—	-	$0	0.00%	1.30% to 1.90%	n/a

Short International
2023	2,645	1.80 to 1.88	$4,889	1.79%	1.30% to 1.90%	-12.63% to -12.42%
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%

Short Mid-Cap
2023	2,099	0.63 to 0.63	$1,322	0.83%	1.30% to 1.90%	-11.49% to -11.49%
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%

Short NASDAQ-100
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%

Short Small-Cap
2023	2,922	0.51 to 0.60	$1,750	0.26%	1.30% to 1.90%	-14.02% to -13.20%
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Small-Cap
2023	8,888	13.38 to 17.76	$143,445	0.00%	1.30% to 1.90%	10.97% to 12.75%
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%

Small-Cap Growth
2023	6,757	19.84 to 24.53	$143,687	0.00%	1.30% to 1.90%	11.69% to 13.03%
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%

Small-Cap Value
2023	5,073	15.63 to 21.11	$89,421	0.02%	1.30% to 1.90%	9.33% to 11.20%
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%

Technology
2023	3,914	44.47 to 63.32	$213,317	0.00%	1.30% to 1.90%	52.39% to 55.45%
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%

Communication Services
2023	28	13.23 to 15.51	$366	0.24%	1.30% to 1.90%	28.38% to 29.54%
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%

U.S. Government Plus
2023	5,484	8.64 to 12.20	$63,949	4.05%	1.30% to 1.90%	-3.51% to -1.61%
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%

UltraBull
2023	20,108	32.32 to 47.26	$844,963	0.00%	1.30% to 1.90%	39.98% to 43.01%
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
UltraMid-Cap
2023	14,648	21.80 to 30.24	$363,859	0.00%	1.30% to 1.90%	17.90% to 20.10%
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%

UltraNASDAQ-100
2023	3,559	145.92 to 215.26	$595,697	0.00%	1.30% to 1.90%	107.88% to 112.48%
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%

UltraShort Dow30
2023	4,271	0.05 to 0.05	$226	0.14%	1.30% to 1.90%	-21.04% to -21.04%
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%

UltraShort NASDAQ-100
2023	15,515	0.01 to 0.01	$95	0.00%	1.30% to 1.90%	-58.88% to -58.70%
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%

UltraSmall-Cap
2023	8,617	10.73 to 14.49	$109,708	0.00%	1.30% to 1.90%	17.99% to 20.01%
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%

Utilities
2023	7,397	15.46 to 21.44	$130,571	1.23%	1.30% to 1.90%	-11.82% to -10.17%
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%

VanEck Worldwide Insurance Trust
Global Resources Fund
2023	406,420	7.09 to 36.00	$5,514,553	2.43%	0.95% to 1.90%	-7.14% to -4.49%
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Fund
2023	19,890	23.59 to 38.73	$732,890	3.45%	0.95% to 1.40%	7.28% to 8.74%
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%

Emerging Markets Bond Fund
2023	24,056	13.02 to 18.57	$393,569	3.94%	0.95% to 1.40%	9.15% to 10.35%
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%

Janus Henderson Series
Global Technology and Innovation Portfolio
2023	410,823	11.12 to 57.53	$15,827,232	0.00%	1.15% to 1.65%	51.76% to 52.90%
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%

Overseas Portfolio
2023	115,916	10.66 to 14.99	$1,473,078	1.43%	1.15% to 1.65%	9.00% to 9.60%
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%

Research Portfolio
2023	2,767	36.66 to 37.36	$101,725	0.06%	1.15% to 1.65%	40.90% to 41.18%
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%

Enterprise Services Portfolio
2023	1,491,484	10.98 to 29.64	$37,284,426	0.09%	1.15% to 1.65%	15.85% to 16.72%
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%

Global Research Portfolio
2023	67,823	11.49 to 26.90	$1,552,536	0.71%	1.15% to 1.65%	24.41% to 25.34%
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Value Portfolio
2023	238,614	11.72 to 21.57	$4,545,243	0.92%	1.15% to 1.65%	9.29% to 10.11%
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%

Balanced Portfolio
2023	3,844,041	10.95 to 22.96	$78,720,780	1.75%	1.15% to 1.65%	13.26% to 14.11%
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%

Flexible Bond Portfolio
2023	678,487	8.74 to 10.77	$7,117,312	3.52%	1.15% to 1.65%	3.57% to 4.35%
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%

GI Unconstrained Bond Portfolio
2019	—	-	$0	1.29%	1.15% to 1.35%	n/a

PIMCO Variable Insurance Trust
Total Return Portfolio
2023	2,547,269	8.70 to 17.31	$28,859,224	3.42%	0.95% to 1.90%	2.09% to 4.93%
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%

Low Duration Portfolio
2023	2,902,030	8.19 to 13.21	$28,079,889	3.47%	0.95% to 1.90%	1.27% to 3.98%
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%

High Yield Portfolio
2023	751,379	10.06 to 26.72	$11,383,503	6.29%	0.95% to 1.90%	8.05% to 11.16%
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%

Real Return Portfolio
2023	2,005,034	9.33 to 17.64	$20,588,946	2.89%	0.95% to 1.90%	0.01% to 2.69%
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
All Asset Portfolio
2023	216,639	10.41 to 17.93	$2,783,311	2.82%	0.95% to 1.90%	4.31% to 7.05%
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%

Global Managed Asset Allocation Portfolio
2023	77,486	9.98 to 13.45	$1,013,616	2.20%	1.15% to 1.65%	11.01% to 11.84%
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%

Short-Term Portfolio
2023	4,336,798	10.12 to 10.58	$45,099,059	4.18%	1.15% to 1.65%	4.07% to 4.85%
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%

Emerging Markets Bond Portfolio
2023	137,402	8.96 to 11.79	$1,544,898	5.39%	1.15% to 1.65%	9.19% to 10.01%
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%

Global Bond Opportunities Portfolio
2023	8,441	9.12 to 9.29	$76,974	2.11%	1.15% to 1.65%	3.75% to 3.75%
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%

Commodity Real Return Strategy Portfolio
2023	944,569	6.42 to 16.61	$6,445,420	15.25%	1.15% to 1.65%	-9.44% to -8.76%
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%

International Bond (USD-Hedged) Portfolio
2023	252,912	9.27 to 10.94	$2,696,013	2.46%	1.15% to 1.65%	7.13% to 7.93%
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dynamic Bond Adv Portfolio
2023	187,209	9.76 to 10.89	$2,005,684	3.39%	1.15% to 1.65%	5.56% to 6.04%
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%

Income Advisor Portfolio
2023	2,887,901	9.83 to 11.11	$31,631,301	5.19%	1.15% to 1.65%	6.38% to 7.18%
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2023	52,969	17.93 to 30.24	$1,402,481	0.97%	0.95% to 1.90%	15.19% to 18.15%
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%

Large Cap Value Fund
2023	5,726	21.71 to 28.87	$155,791	0.78%	0.95% to 1.40%	10.28% to 11.95%
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%

Mid Cap Value Fund
2023	78,534	27.92 to 38.56	$2,827,344	0.94%	0.95% to 1.40%	8.51% to 10.37%
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%

Mid-Cap Growth Portfolio
2023	12,500	33.09 to 43.99	$495,985	0.00%	0.95% to 1.40%	15.12% to 16.85%
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%

AMT Mid Cap Intrinsic Value Portfolio
2023	4,450	21.97 to 29.22	$118,652	0.59%	0.95% to 1.40%	8.32% to 9.96%
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
BNY Mellon Variable Investment Fund
Appreciation Portfolio
2023	8,032	25.03 to 35.32	$248,194	0.62%	1.30% to 1.90%	16.30% to 18.58%
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%

International Value Portfolio
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%

Sustainable U.S. Equity Portfolio
2023	501	29.20 to 33.34	$16,103	0.54%	1.30% to 1.90%	20.47% to 21.37%
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2023	1,510	10.57 to 15.45	$18,225	8.92%	1.30% to 1.90%	7.80% to 10.14%
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%

Emerging Markets Equity Portfolio
2023	10,681	8.59 to 12.12	$113,354	1.52%	1.30% to 1.90%	8.12% to 10.25%
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%

Discovery Portfolio
2023	1,393	25.20 to 27.53	$38,118	0.00%	1.30% to 1.90%	40.03% to 40.73%
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%

U.S. Real Estate Portfolio
2023	3,238	10.76 to 15.32	$40,180	1.80%	1.30% to 1.90%	10.25% to 12.47%
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Power Dividend Index Fund
2023	72,433	9.38 to 9.50	$682,293	1.61%	1.15% to 1.65%	-2.90% to -2.71%
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%

AB Variable Products Series
Real Estate Investment Portfolio
2019	—	-	$0	2.22%	1.15% to 1.35%	n/a

Dynamic Asset Allocation Portfolio
2023	190,353	9.70 to 13.71	$2,539,338	0.59%	1.15% to 1.65%	11.85% to 12.18%
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%

Small Cap Growth Portfolio
2023	788	27.14 to 27.66	$21,398	0.00%	1.15% to 1.65%	16.15% to 16.15%
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%

Discovery Value Portfolio
2023	325,469	12.15 to 25.70	$6,909,113	0.83%	1.15% to 1.65%	14.96% to 15.82%
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2023	171,350	12.46 to 25.24	$3,752,288	1.43%	1.15% to 1.65%	14.46% to 15.20%
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%

Capital Appreciation Fund
2023	12,068	22.74 to 38.53	$462,038	0.00%	1.15% to 1.65%	46.61% to 46.90%
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%

Equity Dividend Fund
2023	899,787	12.07 to 26.28	$21,770,381	1.65%	1.15% to 1.65%	10.16% to 10.99%
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Allocation Fund
2023	785,209	9.66 to 15.90	$11,864,939	2.39%	1.15% to 1.65%	10.88% to 11.48%
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%

Advantage Large Cap Core Fund
2023	13,026	31.97 to 32.58	$417,983	0.52%	1.15% to 1.65%	23.23% to 23.48%
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%

Large Cap Focus Growth Fund
2023	470,565	11.06 to 41.18	$13,290,839	0.00%	1.15% to 1.65%	49.98% to 51.11%
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%

60/40 Target Allocation ETF Fund
2023	503,446	10.50 to 14.92	$7,326,689	1.75%	1.15% to 1.65%	13.55% to 14.06%
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%

Total Return Fund
2023	165,097	9.94 to 9.94	$1,635,480	3.53%	1.15% to 1.65%	4.11% to 4.11%
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%

S&P 500 Fund
2023	104,741	17.27 to 17.27	$1,808,621	1.12%	1.15% to 1.65%	24.34% to 24.34%
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%

Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2023	457,933	12.79 to 28.82	$10,969,197	0.00%	1.15% to 1.65%	29.74% to 30.71%
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dividend Opportunity Portfolio
2023	470,709	12.27 to 19.81	$8,358,698	0.00%	1.15% to 1.65%	3.13% to 3.90%
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%

Emerging Markets Bond Portfolio
2023	361,405	8.88 to 10.98	$3,888,217	5.03%	1.15% to 1.65%	8.33% to 8.77%
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%

High Yield Portfolio
2023	492,503	10.09 to 13.71	$6,479,175	5.65%	1.15% to 1.65%	10.04% to 10.87%
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%

Select Large-Cap Value Portfolio
2023	822,763	11.80 to 16.00	$12,796,106	0.00%	1.15% to 1.65%	3.39% to 4.17%
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%

Seligman Global Tech Portfolio
2023	649,974	12.66 to 28.61	$15,762,403	0.00%	1.15% to 1.65%	42.51% to 43.58%
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%

US Government Mortgage Portfolio
2023	88,711	8.59 to 9.42	$817,028	2.53%	1.15% to 1.65%	3.71% to 4.38%
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%

Strategic Income Portfolio
2023	165,942	9.48 to 10.83	$1,758,934	3.20%	1.15% to 1.65%	7.42% to 8.23%
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Portfolio
2023	55,517	6.24 to 6.31	$348,875	0.00%	1.15% to 1.65%	7.52% to 8.00%
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

Select Mid Cap Value Portfolio
2023	9,820	11.70 to 11.71	$114,935	0.00%	1.15% to 1.65%	17.01% to 17.08%

Small Cap Value Portfolio
2023	6,827	12.15 to 12.16	$82,965	0.00%	1.15% to 1.65%	21.45% to 21.56%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2023	1,756,429	11.49 to 33.56	$48,711,506	0.99%	1.15% to 1.65%	23.44% to 24.37%
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%

Small Cap Index Portfolio
2023	378,511	9.45 to 23.26	$7,552,361	0.85%	1.15% to 1.65%	14.43% to 15.29%
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%

Alternative Asset Allocation Portfolio
2023	88,903	10.46 to 12.00	$1,030,313	6.31%	1.15% to 1.65%	3.95% to 4.73%
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%

Global Small Cap Growth Portfolio
2023	10,069	10.10 to 17.02	$167,751	0.68%	1.15% to 1.65%	22.54% to 22.84%
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%

Small Mid Cap Value Portfolio
2023	208,921	12.34 to 19.58	$3,856,271	0.80%	1.15% to 1.65%	12.94% to 13.28%
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
CROCI US Portfolio
2023	9,750	17.99 to 18.34	$176,159	1.35%	1.15% to 1.65%	18.76% to 19.00%
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%

High Income Portfolio
2023	55,515	9.92 to 10.04	$555,066	7.11%	1.15% to 1.65%	9.47% to 9.97%
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2023	1,640,312	10.74 to 12.99	$20,633,222	8.12%	1.15% to 1.65%	9.42% to 10.24%
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%

Delaware Variable Insurance Portfolios
Total Return Portfolio
2023	5,942	14.79 to 15.07	$88,059	0.00%	1.15% to 1.65%	11.13% to 11.35%
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%

International Portfolio
2023	67,548	14.07 to 14.34	$953,379	1.52%	1.15% to 1.65%	12.06% to 12.28%
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%

Opportunity Portfolio
2023	416,170	15.49 to 17.70	$7,269,145	0.64%	1.15% to 1.65%	14.74% to 14.97%
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%

Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2023	217,601	11.73 to 20.10	$4,175,178	1.82%	1.15% to 1.65%	11.95% to 12.23%
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Income Fund
2023	1,602,656	11.39 to 16.55	$24,992,559	4.97%	1.15% to 1.65%	6.85% to 7.65%
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%

Global Bond Fund
2023	2,459,743	8.25 to 9.08	$21,567,883	0.00%	1.15% to 1.65%	1.20% to 1.96%
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%

Foreign Fund
2023	2,851,794	10.90 to 13.66	$35,725,950	3.16%	1.15% to 1.65%	18.79% to 19.68%
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%

Developing Markets Fund
2023	227,081	7.51 to 11.51	$2,388,608	2.08%	1.15% to 1.65%	10.78% to 11.62%
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%

Mutual Global Discovery Fund
2023	229,236	13.72 to 20.20	$4,540,560	2.34%	1.15% to 1.65%	18.70% to 18.94%
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%

Rising Dividends Fund
2023	1,009,796	12.21 to 31.93	$27,877,839	0.93%	1.15% to 1.65%	10.25% to 11.07%
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%

DynaTech 2 Fund
2023	470,687	8.43 to 8.59	$4,014,041	0.00%	1.15% to 1.65%	41.43% to 42.49%
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%

Global Real Estate Fund
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a

VolSmart Allocation Fund
2023	6,972	11.05 to 11.05	$77,047	0.00%	1.15% to 1.65%	10.51% to 10.51%

Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2023	142,153	14.35 to 16.04	$2,239,781	1.92%	1.15% to 1.65%	12.41% to 12.64%
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%

Balanced Portfolio
2023	306,624	10.86 to 20.05	$6,050,704	0.77%	1.15% to 1.65%	14.48% to 14.76%
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%

Global Equity Portfolio
2023	48,389	20.27 to 20.65	$985,409	1.81%	1.15% to 1.65%	12.57% to 12.80%
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%

Energy Portfolio
2023	147,790	7.69 to 24.77	$1,351,364	2.95%	1.15% to 1.65%	2.32% to 3.09%
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%

Natural Resources Portfolio
2023	68,755	7.95 to 16.50	$578,408	2.31%	1.15% to 1.65%	-0.07% to 0.43%
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Growth Portfolio
2023	66,062	13.09 to 45.69	$2,787,512	0.00%	1.15% to 1.65%	35.67% to 36.69%
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%

High Income Portfolio
2023	710,395	10.10 to 13.29	$9,237,969	6.09%	1.15% to 1.65%	9.93% to 10.75%
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%

International Core Equity Portfolio
2023	351,081	10.60 to 16.32	$5,489,534	1.65%	1.15% to 1.65%	13.85% to 14.59%
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%

Global Growth Portfolio
2023	27,185	17.24 to 23.07	$617,489	0.08%	1.15% to 1.65%	18.38% to 18.62%
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%

Mid Cap Growth Portfolio
2023	302,189	9.02 to 31.02	$8,600,166	0.00%	1.15% to 1.65%	17.66% to 18.55%
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%

Science and Technology Portfolio
2023	391,339	10.43 to 41.69	$13,625,194	0.00%	1.15% to 1.65%	36.80% to 37.82%
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%

Small Cap Growth Portfolio
2023	189,143	7.89 to 20.86	$3,716,539	0.00%	1.15% to 1.65%	11.30% to 12.03%
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
SMID Cap Core Portfolio
2023	373,795	10.76 to 25.93	$9,050,218	0.20%	1.15% to 1.65%	13.78% to 14.63%
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%

Lazard Retirement Series, Inc.
International Equity Portfolio
2023	77,215	9.92 to 14.95	$1,130,591	1.30%	1.15% to 1.65%	14.33% to 14.56%
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%

Global Dynamic Multi Asset Portfolio
2023	57,475	9.91 to 15.22	$860,737	0.00%	1.15% to 1.65%	9.33% to 9.55%
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2023	203,924	9.30 to 13.26	$2,457,468	5.59%	1.15% to 1.65%	8.16% to 8.97%
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%

ClearBridge Variable Mid Cap Portfolio
2023	727,432	10.01 to 23.96	$15,486,987	0.02%	1.15% to 1.65%	10.78% to 11.61%
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%

ClearBridge Variable Dividend Strategy Portfolio
2023	1,311,873	12.89 to 28.93	$36,178,614	1.87%	1.15% to 1.65%	12.15% to 12.99%
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%

ClearBridge Variable Small Cap Growth Portfolio
2023	439,839	7.79 to 26.72	$8,735,629	0.00%	1.15% to 1.65%	6.36% to 7.16%
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
ClearBridge Variable Aggressive Growth Portfolio
2023	61,932	11.80 to 13.31	$811,020	0.06%	1.15% to 1.65%	22.23% to 22.72%
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%

Western Asset Variable Core Bond Plus Portfolio
2023	6,687,096	8.42 to 10.10	$65,452,511	3.34%	1.15% to 1.65%	4.70% to 5.48%
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%

ClearBridge Variable Large Cap Growth Portfolio
2023	1,382,338	11.65 to 20.67	$26,036,211	0.00%	1.15% to 1.65%	41.32% to 42.38%
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%

Pioneer Variable Contracts Trust
Fund Portfolio
2023	57,908	9.93 to 28.46	$1,749,674	0.58%	1.15% to 1.65%	-20.75% to -20.56%
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%

Bond Portfolio
2023	4,056,519	8.89 to 11.33	$44,080,200	3.64%	1.15% to 1.65%	4.94% to 5.73%
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%

Strategic Income Portfolio
2023	884,846	9.31 to 11.90	$10,220,175	3.47%	1.15% to 1.65%	6.29% to 7.09%
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%

Equity Income Portfolio
2023	489,126	11.59 to 25.45	$10,733,485	1.55%	1.15% to 1.65%	5.42% to 6.22%
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
High Yield Portfolio
2023	40,161	13.81 to 14.07	$555,385	5.11%	1.15% to 1.65%	9.50% to 9.72%
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%

Prudential Series Funds
PGIM Jennison Blend Portfolio
2023	17,705	28.59 to 28.59	$506,159	0.00%	1.15% to 1.65%	29.61% to 29.61%

PGIM Jennison Focused Blend Portfolio
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%

Natural Resources Portfolio
2023	71,940	8.72 to 20.45	$655,298	0.00%	1.15% to 1.65%	0.12% to 0.47%
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%

Mid-Cap Growth Portfolio
2023	4,925	27.67 to 28.20	$137,198	0.00%	1.15% to 1.65%	21.4% to 21.64%
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%

Royce Capital Fund
Micro-Cap Portfolio
2023	12,650	16.21 to 16.57	$205,872	0.00%	1.15% to 1.65%	16.97% to 17.21%
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%

Small Cap Portfolio
2023	376,484	13.07 to 20.22	$7,309,686	0.63%	1.15% to 1.65%	23.61% to 24.41%
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%

Alps Fund
Alerian Energy Infrastructure Portfolio
2023	487,562	9.85 to 18.38	$5,133,095	3.09%	1.15% to 1.65%	12.05% to 12.89%
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%

Global Opportunity Portfolio
2023	102,726	11.13 to 17.01	$1,700,555	0.00%	1.15% to 1.65%	26.70% to 27.65%
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%

American Funds IS
Asset Allocation Fund
2023	5,701,681	10.69 to 17.08	$90,066,273	1.90%	1.15% to 1.65%	12.16% to 13.01%
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%

Washington Mutual Investors Fund
2023	2,795,848	12.92 to 20.72	$52,776,768	1.65%	1.15% to 1.65%	15.06% to 15.93%
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%

Ultra-Short Bond Fund
2023	1,999,205	9.30 to 10.18	$18,769,795	3.84%	1.15% to 1.65%	2.74% to 3.51%
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%

Capital Income Builder Fund
2023	1,577,764	11.00 to 13.28	$20,561,730	2.70%	1.15% to 1.65%	6.98% to 7.78%
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%

Global Growth Fund
2023	1,524,257	10.22 to 21.38	$29,470,156	0.73%	1.15% to 1.65%	20.30% to 21.20%
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%

Capital World Growth and Income Fund
2023	1,122,077	10.92 to 17.24	$18,647,769	1.71%	1.15% to 1.65%	18.68% to 19.57%
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%

Global Small Capitalization Fund
2023	485,193	8.09 to 14.74	$6,635,005	0.03%	1.15% to 1.65%	13.90% to 14.75%
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%

Growth Fund
2023	2,384,093	11.16 to 31.91	$62,763,441	0.17%	1.15% to 1.65%	35.89% to 36.90%
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%

Growth-Income Fund
2023	3,221,495	12.52 to 22.95	$67,156,552	1.18%	1.15% to 1.65%	23.77% to 24.70%
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%

International Fund
2023	853,150	8.49 to 11.87	$9,723,149	1.12%	1.15% to 1.65%	13.67% to 14.52%
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%

International Growth and Income Fund
2023	735,703	9.74 to 12.62	$8,447,711	2.32%	1.15% to 1.65%	13.77% to 14.63%
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%

New World Fund
2023	2,617,518	8.95 to 13.50	$33,099,253	1.20%	1.15% to 1.65%	13.78% to 14.64%
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%

U.S. Government Securities Fund
2023	1,593,451	8.64 to 9.84	$15,430,082	3.02%	1.15% to 1.65%	0.95% to 1.70%
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Balanced Fund
2023	6,917	11.08 to 11.09	$76,659	0.48%	1.15% to 1.65%	10.82% to 10.85%

The Bond Fd of America Fund
2023	2,457	10.71 to 10.71	$26,308	5.38%	1.15% to 1.65%	7.08% to 7.08%

Invesco Oppenheimer
International Equity Fund
2023	1,869,915	9.37 to 12.76	$22,501,364	0.30%	1.15% to 1.65%	18.67% to 19.56%
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%

T. Rowe Price
Blue Chip Growth Portfolio
2023	3,279,696	10.56 to 23.29	$66,803,968	0.00%	1.15% to 1.65%	46.53% to 47.63%
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%

Health Sciences Portfolio
2023	2,109,489	9.29 to 17.44	$31,769,367	0.00%	1.15% to 1.65%	1.01% to 1.77%
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%

Equity Income Portfolio
2023	4,903	11.27 to 11.28	$55,279	0.37%	1.15% to 1.65%	12.74% to 12.76%

Mid-Cap Growth Portfolio
2023	3,880	11.75 to 11.75	$45,586	0.00%	1.15% to 1.65%	17.46% to 17.53%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2023	221,316	10.99 to 13.91	$2,736,183	1.46%	1.15% to 1.65%	3.26% to 4.04%
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%

Fundamental All Cap Core Portfolio
2023	11,976	18.79 to 19.00	$225,619	0.20%	1.15% to 1.65%	33.29% to 33.56%
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%

Select Bond Portfolio
2023	33,783	8.70 to 10.08	$334,421	3.06%	1.15% to 1.65%	4.15% to 4.94%
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%

Strategic Income Opportunities Portfolio
2023	69,039	9.40 to 10.43	$706,194	3.27%	1.15% to 1.65%	5.59% to 6.28%
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%

Federated Hermes
High Income Bond Portfolio
2023	184,646	9.97 to 10.86	$1,969,525	4.37%	1.15% to 1.65%	10.63% to 11.46%
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2023	536,716	7.81 to 10.98	$5,634,869	0.00%	1.15% to 1.65%	12.98% to 13.83%
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio
2023	36,561	10.51 to 11.53	$409,461	1.52%	1.15% to 1.65%	6.56% to 7.36%
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Principal Variable Contracts
Blue Chip Fund
2023	84,847	10.37 to 10.58	$886,019	0.00%	1.15% to 1.65%	36.82% to 37.85%
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2023	40,735	10.33 to 10.54	$426,884	2.01%	1.15% to 1.65%	9.19% to 10.01%
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2023	208,723	9.80 to 9.97	$2,059,266	1.13%	1.15% to 1.65%	12.09% to 12.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2023	26,457	10.16 to 10.23	$269,644	1.72%	1.15% to 1.65%	14.84% to 14.96%
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2023	9,162	9.51 to 9.59	$87,458	0.79%	1.15% to 1.65%	9.48% to 9.87%
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.

Part C
OTHER INFORMATION
Item 27. Exhibits:

(a)	Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(b)	Not Applicable

(c)	(1)	Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (21)

	(2)	Registered Representative Contract (8)

(d)	(1)	Form of Flexible Premium Deferred Variable Annuity Contract (8)

	(2)	Form of Flexible Premium Deferred Variable Annuity Contract (20)

	(3)	Optional LiveWell Value Endorsement (16)

	(4)	Enhanced Death Benefit Endorsement (19)

(e)	Application for Flexible Premium Deferred Variable Annuity Contract (8)

(f)	(1)	Articles of Incorporation of Midland National Life Insurance Company (2)

	(2)	By-laws of Midland National Life Insurance Company (2)

(g)	Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(h)	(1)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

	(2)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

	(3)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

	(4)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)

	(5)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

	(6)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)

	(7)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)

	(8)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)

	(9)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)

	(10)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)

	(11)	Participation agreement between Midland National Life Insurance Company and DWS. (9)

	(12)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)
	(13)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

	(14)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

	(15)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

	(16)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(17)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(18)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(19)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(20)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(21)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(22)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

(23)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(24)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(25)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(26)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(27)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(28)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(29)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(30)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(31)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(32)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(33)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(34)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(35)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(36)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)
(37)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(38)
Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(39)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(40)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(41)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

	(42)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

	(43)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

	(44)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(45)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

	(46)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

	(47)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(48)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(49)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(50)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

	(51)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

	(52)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(53)
Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

	(54)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)
(55)
Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(56)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)

	(57)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

	(58)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(59)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(60)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

	(61)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

	(62)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc. (23)

(i)	Not Applicable

(j)	Not Applicable

(k)	(1)	Opinion and Consent of Counsel (23)

	(2)	Power of Attorney (22)

(l)	(1)	Consent of Independent Registered Public Accounting Firm (23)

	(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(21)	(p)	Performance Data Calculations (4)

1.    Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3.    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5.    Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8.    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9.    Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)
14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)
17.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)
18.    Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
19.    Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)
20.    Incorporated herein by reference to Post-Effective Amendment No. 16 for Form N-4 on November 2, 2020 (File No. 333-176870)
21.    Incorporated herein by reference to Post-Effective Amendment No. 20 for Form N-4 on April 29, 2022 (File No. 333-176870)
22.      Incorporated herein by reference to Post-Effective Amendment No. 2 for Form S-1 on April 17, 2023 (File No. 333-255059)
23. Filed herewith.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Darron K. Ash	Director
Willard Bunn, III	Director
James Roderick Clark	Director
Thomas J. Corcoran	Director
Susan T. Deakins	Director
George A. Fisk	Director
William D. Heinz	Director
Michael M. Masterson	Director
William L. Lowe	President – Sammons Institutional Group and Director
Joseph E. Paul	President – Sammons Corporate Markets
Teri L. Ross	President – Shared Services
Robert R. TeKolste	President – Sammons Independent Annuity Group and Director

Brett L. Agnew	Senior Vice President, Deputy General Counsel – Securities & Investments and Assistant Secretary
David C. Attaway	Senior Vice President, Chief Financial Officer & Treasurer
Kelly L. Coomer[3]	Senior Vice President & Chief Information Officer
Anne M. Cooper	Senior Vice President and Chief Human Resources Officer
Brian D. Hansen	Senior Vice President & Chief Development Officer
Eric Y. Lin	Senior Vice President & Corporate Actuary
Donald T. Lyons	Senior Vice President
John D. Melvin	Senior Vice President & Chief Investment Officer
Michael L. Mock	Senior Vice President – Wealth Management Strategy
Amy E. Teas	Senior Vice President, General Counsel & Secretary
Stacy Bagby	Vice President – Sales & Compliance Administration
Marcy Baker	Vice President – Risk & Asset Liability Management
Kathleen Bartling[2]	Vice President – Marketing & Customer Experience Life
Neil Berns	Vice President & Chief Strategy Officer-Life
Jamie Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President and Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Jackie Cockrum	Vice President – Administration
Timothy Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Casey C. Decker	Vice President - Strategic Partnerships & Digital Experience
Pam Doeppe	Vice President
Linda M. Durman	Vice President – Risk and Asset Liability Management
Daniel Edsen	Vice President – Finance Reporting
Kirk P. Evans	Vice President – Product Development & Risk Management
Trent Freier	Vice President - Corporate Markets
Christie Goodrich	Vice President – Life Product
Cyndi Hall	Vice President – Chief Compliance Officer
Jeffrey P. Heppner	Vice President – Information Technology
Jeannie Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark Kalinowski[3]	Vice President – Investment & Hedging Strategies
Marty E. Kennedy	Vice President – Sales Independent Broker Dealer
Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Khen Leuk[3]	Vice President – Chief Underwriting Officer, SFG Bermuda Ltd.
Brent A. Mardis	Vice President - Chief Strategy Officer
Kevin Mechtley	Vice President – Business Development & Chief Innovation Officer
Paul J. Mocarski	Vice President & Chief Information Security Officer
Seth Nailor	Vice President – Agency Services
Nicholas Nelson	Vice President – Centralized Services
Adam W. Newland	Vice President – Audit
Thomas A. Nucaro	Vice President & Chief Tax Officer
Jackson Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Enterprise Applications
Susan B. Osweiler	Vice President – Chief Risk Officer
Varun Parekh[3]	Vice President - Life IT
Matthew P. Pelham	Vice President – Information Technology
Melissa R. Phillips	Vice President – Sales Operations Life
Michael A. Pietig	Vice President – Annuity New Business and Suitability

Henry Pietrkowski[3]	Vice President – Associate General Counsel – Litigation
Jan E. Reiser	Vice President – Information Technology
Amy E. Rider	Vice President – Strategic Risk and Mortality Management
Gary Self[2]	Vice President – Special Projects
Jeffery S. Stout	Vice President – Corporate Actuarial Modeling
Sarah Theis	Vice President & Chief Strategy Officer
Rachelle Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Carmen Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Pat Glover	Associate Vice President – Financial Reporting
Theresa B. Kuiper[2]	Associate Vice President – Treasury Operations
Jodi Schultz	Associate Vice President – Finance
Jill Williams[3]	Associate Vice President – Operational Compliance & Chief AML Officer
1    Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266
2    One Sammons Plaza, Sioux Falls, SD 57193-9991
3    433 W. Van Buren Street, Chicago, IL 60607
Item 29. Persons Controlled By or Under Common Control With the Depositor or Registrant.
The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2023, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
49 North, LLC	DE	100.00
5 Burlington Woods JV, LLC	DE	44.00
5 Burlington Woods, LLC	DE	100.00
550 Capital, Inc.	DE	100.00
ABV Holdings, LLC	NC	100.00
AC Storage, LLC	DE	100.00
Access Plus (Scotland) Ltd.	ZZZ	100.00
ACEI Holdco, LLC	DE	100.00
Acri Holdings LLC	DE	0.00
Aerial Platform Hire Limited	IRL	100.00
AIS SIND, LLC	DE	100.00
AJ Highland Park Investors, LLC	DE	100.00
AJ Renaissance Place Investors, LLC	DE	100.00
AK St. Louis Holdings, LLC	DE	100.00
AK St. Louis Manager, LLC	DE	50.00
AK St. Louis Owner, LLC	DE	100.00
Albemarle Solar Center, LLC	NC	100.00
Albion 636 Division, LLC	DE	100.00
Albion at Beachwood LLC	DE	50.00
Albion at Evanston Investors I, LLC	DE	100.00
Albion at Evanston, LLC	DE	100.00
Albion at Highland Park, LLC	DE	100.00
Albion at Murfreesboro, LLC	DE	100.00
Albion at New Forum Member, LLC	DE	100.00
Albion at Oak Park Investors I, LLC	DE	100.00
Albion at Oak Park Member, LLC	DE	100.00
Albion at Oak Park, LLC	DE	100.00

Albion at Palatine, LLC	DE	100.00
Albion at Parklane GP, LLC	DE	100.00
Albion at Parklane Limited Partner, LLC	DE	100.00
Albion at Renaissance Place, LLC	DE	100.00
Albion Columbus 1, LLC	DE	100.00
Albion Columbus Investors 1, LLC	DE	20.00
Albion Construction LLC	DE	100.00
Albion DeVille Member LLC	DE	100.00
Albion HoldCo LLC	DE	100.00
Albion in the Gulch Investors, LLC	DE	100.00
Albion in the Gulch Member, LLC	DE	100.00
Albion in the Gulch, LLC	DE	100.00
Albion Jacobs Highland Park, LLC	DE	100.00
Albion Jacobs Renaissance Place, LLC	DE	100.00
Albion Lawrenceville, LLC	DE	100.00
Albion Murfreesboro Investors, LLC	DE	20.00
Albion Murfreesboro Member, LLC	DE	100.00
Albion Music Row II, LLC	DE	100.00
Albion Music Row, LLC	DE	100.00
Albion on Lake Cook Mezz, LLC	DE	100.00
Albion on Lake Cook, LLC	DE	100.00
Albion Residential LLC	DE	100.00
Albion St. Louis, LLC	DE	100.00
AMC Investor Holdings LLC	DE	0.00
AmeyBriggs Services Holding Limited	GBR	50.00
AmeyBriggs Services Limited	GBR	100.00
Artemis Aircraft Investments, LLC	DE	0.00
Asheville Resolution Corporation	DE	100.00
Aspen Solar, LLC	NC	100.00
Asset Consulting Group, LLC	DE	100.00
ATCAP-CCI Atlanta Industrial, LLC	DE	92.50
Atlas Atlanta Cobb International, LLC	DE	100.00
Atlas Atlanta Mountain Industrial, LLC	DE	100.00
Atlas Atlanta Oakcliff, LLC	DE	100.00
Atlas Atlanta Royal Atlanta, LLC	DE	100.00
Atlas Atlanta Tuckerstone, LLC	DE	100.00
Balloo Hire Centre Limited	IRL	100.00
Balloo Hire Limited	IRL	100.00
Balsam Solar, LLC	NC	100.00
Bannagroe Limited	IRL	100.00
BBEP Legacy Holdings, LLC	DE	100.00
BE Finance Limited	GBR	100.00
Beachwood Apartments LLC	DE	100.00
Beacon Capital Management, Inc.	OH	100.00
Bennington Stark Capital Company, LLC	DE	100.00
Beulah Belle Grazing Association, LLC	WY	100.00
BFC Capital Company, LLC	DE	100.00
Bingham CDO L.P.	CYM	0.00
Blulift Limited	IRL	100.00
BP Duarte 1699, LLC	DE	100.00

BRE NC Solar 1, LLC	NC	100.00
Brier Creek Capital Company #1, LLC	CYM	100.00
Briggs Equipment Ireland Limited	IRL	100.00
Briggs Equipment Mexico, Inc.	DE	100.00
Briggs Equipment UK Limited	GBR	100.00
Briggs Equipment, S.A. de C.V.	MEX	99.00
Briggs Equipment, S.A. de C.V.	MEX	1.00
Briggs Industrial Solutions, Inc.	DE	100.00
Briggs International, Inc.	DE	100.00
Briggs UK Holdings, Inc.	DE	100.00
Broadway Solar Center, LLC	NC	100.00
Bronco Media C-B LLC	DE	0.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media MM LLC	DE	100.00
Cainhoy Land & Timber, LLC	DE	65.50
Campa Funding LLC	DE	0.00
Canal Reinsurance Company	IA	100.00
Carmocela Investimentos Imobiliarios E Turisticos, Unipessoal, Lda.	PRT	100.00
CC West Allis 1772, LLC	DE	100.00
CCE Funding LLC	DE	100.00
CCI Alexandria SL LLC	DE	100.00
CCI Atlanta Industrial LLC	DE	100.00
CCI Bethesda SL LLC	DE	100.00
CCI GG Prime 1 LLC	DE	100.00
CCI Historic, Inc.	DE	100.00
CCI Horizon LLC	DE	100.00
CCI Industrial - JSC Lakeview I Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II Investor LLC	DE	100.00
CCI Industrial - JSC Landis Investor LLC	DE	100.00
CCI Industrial - KDC Oncor Investor LLC	DE	100.00
CCI Industrial - SM Cary Investor LLC	DE	100.00
CCI Industrial Holdings LLC	DE	100.00
CCI JSC Holdings LLC	DE	100.00
CCI MAC 5BW LLC	DE	100.00
CCI Manager LLC	DE	100.00
CCI MF Holdings LLC	DE	100.00
CCI MFH - KV Tribeca Investor LLC	DE	100.00
CCI Residential LLC	DE	100.00
CCI SSL Funding LLC	DE	100.00
CCI SSL Holding LLC	DE	100.00
CCI Tysons SL, LLC	DE	100.00
CCI Westfields Investor LLC (fka CCI Ohana LLC)	DE	100.00
CCI/HTC, Inc.	DE	100.00
Cedar Solar, LLC	NC	100.00
Cedar Springs (Cayman) Ltd.	CYM	100.00
Chelsea Creek Capital Company, LLC	DE	100.00
Clemina Hydro Power GP Ltd.	CAN	100.00
Clemina Hydro Power LP	CAN	99.00
Clemina Hydro Power LP	CAN	0.01

Collectible Antiquities Company, LLC	DE	100.00
Columbia Mountains Power GP Ltd.	CAN	100.00
Columbia Mountains Power LP	CAN	99.00
Columbia Mountains Power LP	CAN	0.01
Community Investments, Inc.	DE	100.00
Compatriot Capital, Inc.	DE	100.00
Concord Minutemen Capital Company, LLC	DE	100.00
Consolidated Investment Services, Inc.	DE	100.00
Constitution, LLC	DE	100.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.00
Copper River CLO Ltd.	CYM	0.00
Corio Funding, LLC	DE	100.00
Corio RR Finance Co., LLC	DE	100.00
Corio RR Finance Co.-2, LLC	DE	100.00
Corio RR Finance-3, LLC	DE	100.00
Corio RR Finance-4, LLC	DE	100.00
Corio RR Funding, LLC	DE	100.00
Cornwall Solar Center, LLC	NC	100.00
Covestre Capital Holdings LLC	DE	100.00
Covestre Capital LLC	DE	100.00
Covestre Capital PropCo-1 LLC	DE	100.00
Covestre Capital PropCo-10 LLC	DE	100.00
Covestre Capital PropCo-11 LLC	DE	100.00
Covestre Capital PropCo-12 LLC	DE	100.00
Covestre Capital PropCo-13 LLC	DE	100.00
Covestre Capital PropCo-14 LLC	DE	100.00
Covestre Capital PropCo-15 LLC	DE	100.00
Covestre Capital PropCo-16 LLC	DE	100.00
Covestre Capital PropCo-17 LLC	DE	100.00
Covestre Capital PropCo-18 LLC	DE	100.00
Covestre Capital PropCo-19 LLC	DE	100.00
Covestre Capital PropCo-2 LLC	DE	100.00
Covestre Capital PropCo-24 LLC	DE	100.00
Covestre Capital PropCo-25 LLC	DE	100.00
Covestre Capital PropCo-27 LLC	DE	100.00
Covestre Capital PropCo-28 LLC	DE	100.00
Covestre Capital PropCo-29 LLC	DE	100.00
Covestre Capital PropCo-3 LLC	DE	100.00
Covestre Capital PropCo-30 LLC	DE	100.00
Covestre Capital PropCo-35 LLC	DE	100.00
Covestre Capital PropCo-5 LLC	DE	100.00
Covestre Capital PropCo-8 LLC	DE	100.00
Covestre Capital PropCo-9 LLC	DE	100.00
Crestwood Solar Center, LLC	NC	100.00
CSCN LLC	DE	0.00
DC Solutions LLC	DE	100.00
Dement Farm, LLC	NC	100.00
DLPG II Executive, LLC	DE	0.00
DLPG, LLC	DE	100.00

Duplin Solar II, LLC	NC	100.00
Durham Solar, LLC	NC	100.00
E2M Holdings, LLC	DE	30.00
E2M Partners, LLC	DE	100.00
ELM 2 MM Funding LLC	DE	100.00
ELM 3 MM Funding LLC	DE	100.00
ELM MM LLC	DE	100.00
Elm Solar, LLC	NC	100.00
English Hydro Power GP Ltd.	CAN	100.00
English Hydro Power LP	CAN	0.01
English Hydro Power LP	CAN	99.00
Enterhealth, LLC	TX	21.30
ESA Newton Grove 1 NC, LLC	NC	100.00
ESA Selma NC 1, LLC	NC	100.00
ESA Smithfield 1 NC, LLC	NC	100.00
ETCO C-B LLC	DE	0.00
ETCO C-G LLC	DE	0.00
ETGP Aspen Venture, LP	DE	97.00
ETGP Birch Venture, LP	DE	97.00
ETGP Pine Venture, LP	DE	97.00
ETGP Samara Venture, LP	DE	97.00
ETGP Spruce Venture, LP	DE	97.00
ETGP-AMZ 1 Venture, LP	DE	97.00
ETGP-AMZ 2 Venture, LP	DE	97.00
ETMF C-B LLC	DE	0.00
ETMF C-G LLC	DE	0.00
ETUR C-B LLC	DE	0.00
ETUR C-G 2 LLC	DE	0.00
FD Orange Beach 859, LLC	DE	100.00
First Light Acquisition Group, Inc.	DE	16.02
Fitzcarraldo Funding LLC	DE	0.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.00
Forkway (Hire) Limited	GBR	100.00
Forkway Group Limited	GBR	100.00
Forkway Limited	GBR	100.00
Foundation X, LLC	DE	100.00
Franklin Park (Cyprus) Limited	CYP	100.00
Galway Pland and Tool Hire Limited	IRL	100.00
GC Deferred Compensation I, LLC	DE	100.00
GC Disbursement Agent, LLC	DE	100.00
GC Orpheus Investors, LLC	DE	21.70
GC Orpheus Investors, LLC	DE	0.00
GC Parent Holdings, LLC	DE	100.00
GC Pilar Golf Investment, LLC	DE	100.00
G-Covestre Capital Holdings LLC	DE	0.00
G-Craton 2 MM LLC	DE	100.00
G-Craton MM LLC	DE	100.00
GDP - Pilara Lotes, LLC	DE	100.00
GEFI Company, LLC	DE	99.50

GEFI Company, LLC	DE	0.00
Generation Financial Group LLC	DE	50.00
Generation Financial Group LLC	DE	50.00
Generation Mortgage Company, LLC	CA	100.00
Gerrity Group, LLC	DE	100.00
Gerrity Holdings LLC	DE	40.00
Gerrity Prime 1, LLC	DE	99.00
Gerrity Prime 1, LLC	DE	1.00
Gerrity Retail Fund 3 Management, LLC	DE	100.00
Gerrity Retail Fund 3, L.P.	DE	40.00
Gerrity Retail Fund 3, L.P.	DE	0.00
Gerrity Retail Fund 3, L.P.	DE	4.30
Gerrity Retail Investors 3, LLC	DE	94.70
Gerrity Retail Partners 3, LLC	DE	100.00
GFL Access Limited	GBR	100.00
GFL Holdings Limited	GBR	100.00
GFMH, LLC	DE	99.77
GFP Green Inc.	CYM	100.00
GFP Peru Dunas Holdings, Inc.	CYM	100.00
GFPIC, L.P.	CYM	34.50
GFPID, LLC	DE	40.00
GGIC Greenbacker Funding Ltd.	CYM	100.00
GGIC IIP Holdings Ltd.	CYM	100.00
GGIC IIP Holdings, L.P.	CYM	0.00
GGIC IIP Holdings, L.P.	CYM	85.68
GGIC KTI Holdings Ltd.	CYM	100.00
GGIC Manager, LLC	DE	100.00
GGIC, Ltd.	CYM	75.60
GGP Holdco, LLC	DE	100.00
GGP Sponsor Holdings, LLC	DE	100.00
GI Holdco II LLC	DE	100.00
GI Holdco LLC	DE	100.00
GIA Europe Holdings, Ltd.	CYM	100.00
GIES Holdco, LLC	DE	0.00
GIES Investment, LLC	DE	0.00
GIES Managing Member, LLC	DE	100.00
GIES, LLC	DE	89.80
GIES, LLC	DE	0.00
GIFLS Capital Company II, LLC	DE	100.00
GIFLS Capital Company II, LLC	DE	0.00
GIFLS Capital Company, LLC	DE	100.00
GIFLS Capital Company, LLC	DE	0.00
GIFM Holdings Trust	DE	100.00
GIFMS Capital Company, LLC	CYM	99.50
GIFMS Capital Company, LLC	CYM	0.00
GIFS Capital Company, LLC	CYM	99.50
GIHII Asset Holdings, LLC	DE	100.00
Gila Bend Power Partners, LLC	DE	100.00
GIM GP Ltd.	CYM	100.00
GLAC Holdings, LLC	DE	100.00

GLAC LV Holdings, LLC	DE	99.50
GLAC LV Holdings, LLC	DE	0.00
GLAM MilHsg Fee LLC	DE	0.00
GM Lansing 824, LLC	DE	100.00
GMI GPIM, LLC	DE	100.00
GMI GPIMH, LLC	DE	100.00
GN Fund I, LLC	FL	100.00
GNP-BA, LLC	FL	100.00
GNP-IC, LLC	DE	100.00
GNP-MR, LLC	ID	100.00
G-One Holdings LLC	DE	0.00
G-One Holdings LLC	DE	14.87
G-One MM LLC	DE	100.00
Gores Guggenheim Sponsor LLC	DE	50.00
GP Feeder Fund Management, LLC	DE	100.00
GP Holdco, LLC	DE	99.50
GP Holdco, LLC	DE	0.00
GP India Opportunities Feeder Fund, LP	CYM	0.00
GPA Services, LLC	DE	100.00
GPAM Holdings II, LLC	DE	100.00
GPAM Holdings, Inc.	DE	100.00
GPC LIX, LLC	DE	100.00
GPFT Holdco, LLC	DE	100.00
GPH Funding II, LLC	DE	100.00
GPIM Holdings VIII, Ltd.	CYM	100.00
GPIMH Sub Holdco, Inc.	DE	100.00
GPIMH Sub, LLC	DE	100.00
GPM: Fundrise, LLC	DE	100.00
G-Prairie MM LLC	DE	100.00
G-PUFF 2 LLC	DE	0.00
G-PUFF 2 MM LLC	DE	100.00
G-PUFF 3 LLC	DE	0.00
G-PUFF 3 MM LLC	DE	100.00
G-PUFF LLC	DE	0.00
G-PUFF MM LLC	DE	100.00
GRE MM LLC	DE	100.00
GRE-Aspen Funding, LLC	DE	0.00
Great Bridge Capital Company, LLC	DE	100.00
GRE-Birch Funding, LLC	DE	0.00
GRE-Iviron Funding, LLC	DE	0.00
GRE-Pine Funding, LLC	DE	0.00
GRE-Samara Funding, LLC	DE	0.00
GRE-Spruce Funding, LLC	DE	0.00
GRF Special, LLC	DE	0.00
GRF Special, LLC	DE	100.00
GRREP Holdings, LLC	DE	99.50
GRREP Holdings, LLC	DE	0.00
GS Gamma Advisors, LLC	DE	50.00
GS Gamma Investments, LLC	DE	0.00
GS Gamma Management, LLC	DE	50.00

GSA, LLC	DE	100.00
GSFI, LLC	DE	70.00
GSFI, LLC	DE	0.00
GSFI, LLC	DE	30.00
Guggenheim Advisors, LLC	DE	100.00
Guggenheim Alternative Asset Management, LLC	DE	100.00
Guggenheim Capital Management (Asia) Private Limited	IND	99.00
Guggenheim Capital, LLC	DE	30.00
Guggenheim Corporate Funding, LLC	DE	100.00
Guggenheim Credit Services, LLC	DE	100.00
Guggenheim Development Services, LLC	DE	100.00
Guggenheim Disbursement Agent, LLC	DE	100.00
Guggenheim Energy LLC	DE	100.00
Guggenheim Energy Opportunities Fund, LP	DE	0.00
Guggenheim Funds Distributors, LLC	DE	100.00
Guggenheim Funds Investment Advisors, LLC	DE	100.00
Guggenheim Funds Services, LLC	DE	100.00
Guggenheim GGP Holdings, LLC	DE	100.00
Guggenheim Global Investments Public Limited Company	IRL	100.00
Guggenheim Global Investments Public Limited Company	IRL	0.00
Guggenheim GN Fund I, Ltd.	FL	99.00
Guggenheim GN Fund I, Ltd.	FL	0.00
Guggenheim GNP, LLC	DE	99.50
Guggenheim GNP, LLC	DE	0.00
Guggenheim Golf Properties Investor, LLC	DE	99.50
Guggenheim Golf Properties Investor, LLC	DE	0.00
Guggenheim High-Yield Fund, LLC	DE	0.00
Guggenheim Holdco Sub II, LLC	DE	100.00
Guggenheim Insurance Holdco, LLC	DE	100.00
Guggenheim Investment Advisors (Europe) Limited	GBR	100.00
Guggenheim Investment Advisors, LLC	DE	100.00
Guggenheim Investments Private Debt Fund IV GP, LLC	DE	0.00
Guggenheim Investments Private Debt Fund IV-A, L.P.	DE	0.00
Guggenheim Investments Private Debt Fund IV-B, L.P.	DE	0.00
Guggenheim Investor Services, LLC	DE	100.00
Guggenheim Loan Fund, LLC	DE	0.00
Guggenheim Loan Services Company, Inc.	CA	100.00
Guggenheim Loan Services Company, LLC	DE	100.00
Guggenheim Management, LLC	DE	100.00
Guggenheim Manager, Inc.	DE	100.00
Guggenheim MZ Holdings, LLC	DE	100.00
Guggenheim NSA Napoli-Mirabella Trust 2019	DE	0.00
Guggenheim NSA Napoli-Mirabella Trust 2022	DE	0.00
Guggenheim Opportunities Investors I-B, LLC	DE	100.00
Guggenheim Opportunities Investors IV, LLC	DE	100.00
Guggenheim Opportunities Investors V, LLC	DE	100.00
Guggenheim Opportunities Investors VI, LLC	DE	100.00
Guggenheim Partners Advisors, LLC	DE	100.00
Guggenheim Partners Advisory Company	SD	100.00
Guggenheim Partners Europe Limited	IRL	100.00

Guggenheim Partners Fund Management (Europe) Limited	IRL	100.00
Guggenheim Partners India GP, LLC	DE	33.30
Guggenheim Partners India Holdings, LLC	DE	100.00
Guggenheim Partners India Management, LLC	DE	100.00
Guggenheim Partners Investment Management Holdings, LLC	DE	99.50
Guggenheim Partners Investment Management Holdings, LLC	DE	0.00
Guggenheim Partners Investment Management, LLC	DE	99.90
Guggenheim Partners Investment Management, LLC	DE	0.00
Guggenheim Partners Japan, Ltd.	JPN	100.00
Guggenheim Partners Middle East Limited	ARE	100.00
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	0.00
Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	0.00
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	100.00
Guggenheim Partners, LLC	DE	100.00
Guggenheim Payroll Agent, LLC	DE	100.00
Guggenheim PDF IV Splitter-1, L.P.	DE	0.00
Guggenheim PDF IV Splitter-2, L.P.	DE	0.00
Guggenheim Portfolio Company VII, LLC	DE	100.00
Guggenheim Portfolio Company X, LLC	DE	100.00
Guggenheim Premises I, LLC	DE	99.50
Guggenheim Premises I, LLC	DE	0.00
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100.00
Guggenheim Private Debt Fund 2.0, LLC	DE	0.00
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	0.00
Guggenheim Private Debt Fund 2.0-I, LLC	DE	0.00
Guggenheim Private Debt Fund Managing Member, LLC	DE	100.00
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	0.00
Guggenheim Private Debt Fund Note Issuer, LLC	DE	0.00
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100.00
Guggenheim Private Debt Fund, LLC	DE	0.00
Guggenheim Private Debt Fund, Ltd.	CYM	0.00
Guggenheim Private Debt Master Fund 2.0, LLC	DE	74.56
Guggenheim Private Debt Master Fund 2.0, LLC	DE	12.35
Guggenheim Private Debt Master Fund 2.0, LLC	DE	13.08
Guggenheim Private Debt Master Fund 2.0, LLC	DE	0.00
Guggenheim Private Debt Master Fund, LLC	DE	0.00
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100.00
Guggenheim Real Estate (CA), Inc.	DE	100.00
Guggenheim Real Estate, LLC	DE	100.00
Guggenheim Receivable Financing, LLC	DE	100.00
Guggenheim Retail Real Estate Partners, LLC	DE	100.00
Guggenheim Securities Europe Limited	IRL	100.00
Guggenheim Securities Greece Holdings, LLC	DE	100.00
Guggenheim Securities International, Ltd.	GBR	100.00
Guggenheim Securities Ireland Holdings, LLC	DE	100.00
Guggenheim Securities Research Services, LLC	DE	100.00
Guggenheim Securities, LLC	DE	100.00
Guggenheim Securities, LLC	DE	0.00

Guggenheim Services, LLC	DE	99.50
Guggenheim Services, LLC	DE	0.00
Guggenheim SPAC Holdings, LLC	DE	99.50
Guggenheim SPAC Holdings, LLC	DE	0.00
Guggenheim Transparent Value, LLC	DE	99.50
Guggenheim Transparent Value, LLC	DE	0.00
Guggenheim Treasury Services (Europe) Limited	GBR	100.00
Guggenheim Treasury Services Corporation (N.Y.)	DE	100.00
Guggenheim Treasury Services International Limited	CYM	100.00
Guggenheim Treasury Services, LLC	DE	100.00
Guggenheim Trust Assets, LLC	DE	100.00
Gulf of Mexico Energy Infrastructure Platform LLC	DE	0.00
Gulf of Mexico Energy Infrastructure Platform MM LLC	DE	100.00
GW Ocean, LLC	DE	50.00
GW Phoenix 799, LLC	DE	100.00
GWM Holdco, LLC	DE	99.50
GWM Holdco, LLC	DE	0.00
Gwynedd Forklifts Limited	GBR	100.00
H2 Fuels, Inc.	DE	100.00
Harrell's Hill Solar Center, LLC	NC	100.00
Heelstone Energy II, LLC	DE	100.00
Heelstone Energy III, LLC	DE	100.00
Heelstone Energy IV, LLC	DE	100.00
Heelstone Energy V, LLC	DE	100.00
Heelstone Energy VI, LLC	DE	100.00
Heelstone Energy VIII, LLC	DE	100.00
Heelstone Energy, LLC	DE	100.00
Heelstone Land Holdings, LLC	DE	100.00
Heestone Energy VII, LLC	DE	100.00
Heyday Insurance Agency LLC	DE	100.00
Highland Solar Center, LLC	NC	100.00
Hiremech Holdings Limited	GBR	100.00
Hiremech Limited	GBR	100.00
Hitec Lift Trucks Limited	GBR	100.00
HyElement Power, Inc.	DE	100.00
Hyperscale Funding LLC	DE	0.00
Hyperscale MM Funding LLC	DE	100.00
Hypnos C-B LLC	DE	0.00
Hypnos C-G LLC	DE	0.00
Hypnos Funding LLC	DE	99.70
Hypnos Funding LLC	DE	0.00
Hypnos Holdco LLC	DE	11.14
Hypnos Holdco LLC	DE	0.00
Hypnos MM LLC	DE	100.00
Industrial US Holdings, Inc.	DE	100.00
Innovative Solar 23, LLC	NC	100.00
IPEX LLC	DE	100.00
IPEX Services, LLC	DE	100.00
Iron Hill CLO Designated Activity Company	IRL	0.00
J.B. Plant Hire (Dungannon) Limited	GBR	100.00

J.B. Plant Hire Limited	GBR	100.00
Jackson-Shaw Company LLC	DE	100.00
Jackson-Shaw Holdings LLC	DE	44.75
Java Acquisition Company 0013, LLC	DE	100.00
Java Acquisition Company 0031, LLC	DE	100.00
JL Ada 1486, LLC	DE	100.00
JL Amelia 1619, LLC	DE	100.00
JL Ardmore 1563, LLC	DE	100.00
JL Bee Cave 1559, LLC	DE	100.00
JL Beloit 1365, LLC	DE	100.00
JL Bolivar 1575, LLC	DE	100.00
JL Broken Bow 1694, LLC	DE	100.00
JL Brownsville 1524, LLC	DE	100.00
JL Canton 1593, LLC	DE	100.00
JL Centerton 1337, LLC	DE	100.00
JL Chattanooga 1491, LLC	DE	100.00
JL Columbus 1549, LLC	DE	100.00
JL Corpus Christi 1454, LLC	DE	100.00
JL Cortlandville 1462, LLC	DE	100.00
JL Daingerfield 1693, LLC	DE	100.00
JL Depew 1297, LLC	DE	100.00
JL Derby 1853, LLC	DE	100.00
JL D'Iberville 1506, LLC	DE	100.00
JL Dripping Springs 1369, LLC	DE	100.00
JL East Syracuse 1473, LLC	DE	100.00
JL El Paso 1537, LLC	DE	100.00
JL El Paso 1542, LLC	DE	100.00
JL El Paso 1546, LLC	DE	100.00
JL El Paso 1587, LLC	DE	100.00
JL El Paso 1785, LLC	DE	100.00
JL Evansville 1459, LLC	DE	100.00
JL Fayetteville 1336, LLC	DE	100.00
JL Flowood 1515, LLC	DE	100.00
JL Fort Oglethorpe 1492, LLC	DE	100.00
JL Fort Smith 1698, LLC	DE	100.00
JL Fort Smith 1743, LLC	DE	100.00
JL Fort Worth 834, LLC	DE	100.00
JL Fort Wright 1611, LLC	DE	100.00
JL Hampton 1595, LLC	DE	100.00
JL Horizon City 1759, LLC	DE	100.00
JL Hornell 1697, LLC	DE	100.00
JL Hughes Springs 1696, LLC	DE	100.00
JL Hugo 1704, LLC	DE	100.00
JL Idabel 1702, LLC	DE	100.00
JL Jonesboro 1553, LLC	DE	100.00
JL Kyle 1338, LLC	DE	100.00
JL Lafayette 1745, LLC	DE	100.00
JL Lexington 1436, LLC	DE	100.00
JL Linden 1695, LLC	DE	100.00
JL Little Rock 1489, LLC	DE	100.00

JL Louisville 1437, LLC	DE	100.00
JL Manvel 1255, LLC	DE	100.00
JL Marion 1499, LLC	DE	100.00
JL Mason 1523, LLC	DE	100.00
JL McAlester 1490, LLC	DE	100.00
JL McAllen 1625, LLC	DE	100.00
JL Miami Township 1603, LLC	DE	100.00
JL Milwaukee 1397, LLC	DE	100.00
JL Mobile 1536, LLC	DE	100.00
JL Mundelein 1366, LLC	DE	100.00
JL Muskogee 1780, LLC	DE	100.00
JL New Lenox 986, LLC	DE	100.00
JL Normal 1457, LLC	DE	100.00
JL Oak Creek 1269, LLC	DE	100.00
JL Oconomowoc 1513, LLC	DE	100.00
JL Olean 1705, LLC	DE	100.00
JL Oshkosh 1465, LLC	DE	100.00
JL Paris 1761, LLC	DE	100.00
JL Peoria 1539, LLC	DE	100.00
JL Peoria 1638, LLC	DE	100.00
JL Pharr 1482, LLC	DE	100.00
JL Pittsburg 1773, LLC	DE	100.00
JL Plover 1320, LLC	DE	100.00
JL Porter 1414, LLC	DE	100.00
JL Princeton 1332, LLC	DE	100.00
JL Radcliff 1569, LLC	DE	100.00
JL Richland 1509, LLC	DE	100.00
JL Rockford 1428, LLC	DE	100.00
JL Rolla 1534, LLC	DE	100.00
JL Saraland 1552, LLC	DE	100.00
JL Sheboygan 1628, LLC	DE	100.00
JL Siloam Springs 1448, LLC	DE	100.00
JL Springfield 1495, LLC	DE	100.00
JL Springfield 1963, LLC	DE	100.00
JL St. Robert 1582, LLC	DE	100.00
JL Sun Prairie 1514, LLC	DE	100.00
JL Syracuse 1550, LLC	DE	100.00
JL Tyler 1583, LLC	DE	100.00
JL Valdosta 1766, LLC	DE	100.00
JL Webster 1313, LLC	DE	100.00
JLB 2728 Cedar Springs, LP	TX	30.00
JLB 2728 Cedar Springs, LP	TX	70.00
JLB BUILDERS LLC	TX	100.00
JLB CCI Westfields LLC	DE	80.00
JLB CCI Westfields LLC	DE	11.62
JLB Chapman GP LLC	DE	100.00
JLB Chapman LP	DE	98.00
JLB Chapman LP	DE	100.00
JLB Chapman LP	DE	2.00
JLB McLean LLC	DE	39.00

JLB McLean LLC	DE	21.90
JLB McLean Partners LP	DE	65.70
JLB Partners LLC	DE	40.00
JLB REALTY LLC	TX	100.00
JLB RESIDENTIAL LLC	TX	100.00
JLB Stafford Land LP	TX	100.00
JLB West Paces Phase I GP LLC	TX	100.00
JLB West Paces Phase I L.P.	TX	80.00
JLB West Paces Phase I L.P.	TX	19.00
JLB West Paces Phase I L.P.	TX	1.00
JLx3, LLC	DE	61.12
JSC Manager LLC	DE	100.00
JSC-CCI Lakeview I JV LLC	DE	95.00
JSC-CCI Lakeview I JV LLC	DE	3.50
JSC-CCI Lakeview I LLC	DE	100.00
JSC-CCI Lakeview I Mezz LLC	DE	100.00
JSC-CCI Lakeview II JV LLC	DE	95.00
JSC-CCI Lakeview II JV LLC	DE	3.50
K2 Development, LLC	DE	100.00
KDC HoldCo LLC	DE	25.00
KDC OEDC Investments One LP	TX	75.00
KDC Real Estate JV I Controlling GP LLC	DE	25.00
KDC Real Estate JV I General Partner LP	DE	48.50
KDC Real Estate JV I General Partner LP	DE	0.00
KDC Real Estate JV I LP	DE	48.40
KDC Real Estate JV I LP	DE	0.20
KDC Real Estate JV I Operating LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	0.00
KDC Real Estate JV I REIT Manager LLC	DE	25.00
Kemps Landing Capital Company, LLC	DE	100.00
Kenansville Solar Farm, LLC	NC	100.00
Kennecott Funding Ltd.	CYM	0.00
Kips Bay Capital Company #4, LLC	CYM	100.00
KV Tribeca Apartments, LLC	DE	100.00
KV Tribeca Holdings, LLC	DE	75.00
Lafayette Solar I, LLC	NC	100.00
Lansing 824 Retail, LLC	DE	100.00
Laois Hire Services Limited	IRL	100.00
Laurinburg Solar, LLC	NC	100.00
LAV MP Holding, LLC	DE	100.00
Legacy Capital Company, LLC	DE	100.00
Legacy KDC Holdings, LLC	DE	35.60
Lexington Parker Capital Company, L.L.C.	DE	100.00
Liberty Hampshire Holdings, LLC	DE	99.50
Liberty Hampshire Holdings, LLC	DE	0.00
Links GKPL Holdco, LLC	DE	100.00
Links GPJL Holdco, LLC	DE	100.00
Links Holdings LLC	DE	99.50
Links Holdings LLC	DE	0.00

Links Holdings, Inc.	DE	100.00
Lionel Investors LLC	DE	44.00
Lionel Investors LLC	DE	0.00
Littlefield Solar Center, LLC	NC	100.00
Magma WCFF II Ltd.	CYM	0.00
Maxim (GB) Limited	GBR	100.00
MCCW Adairsville 1661, LLC	DE	100.00
MCCW Baton Rouge 1748, LLC	DE	100.00
MCCW Columbia 1774, LLC	DE	100.00
MCCW Dahlonega 1637, LLC	DE	100.00
MCCW Memphis 1758, LLC	DE	100.00
MCCW Olive Branch 1680, LLC	DE	100.00
MCCW Smyrna 1684, LLC	DE	100.00
MERLIN Series 2015-A LLC	DE	0.00
MERLIN Series 2015-B LLC	DE	0.00
MERLIN Series 2015-C LLC	DE	0.00
Meteora Venture Partners Acquisition Corp.	DE	17.31
Metric Finance Acquisition Corp. I	DE	100.00
Metric Finance Acquisition Corp. II	CYM	100.00
Metric Finance Acquisition Corp. III	CYM	100.00
Metric Finance Acquisition Corp. IV	DE	100.00
Metric Finance Holdings I, LLC	DE	100.00
Metric Finance Holdings II, LLC	DE	100.00
Metric Finance Holdings III, LLC	DE	100.00
Metric Finance Holdings IV, LLC	DE	100.00
Metric Finance TopCo, LLC	DE	99.50
Metric Finance TopCo, LLC	DE	0.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.00
Midland National Life Insurance Company	IA	100.00
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.00
Molly Aida Funding LLC	DE	0.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.00
Morgan Farm, LLC	NC	100.00
Morrow Park City Apartments LLC	DE	34.30
Morrow Park City Apartments LLC	DE	65.70
Morrow Park Holding LLC	DE	50.00
My Financial Freedom LLC	DE	100.00
Nashville Farms, LLC	NC	100.00
National Brand Investors I, LLC	DE	0.00
NC Lincolnshire 624, LLC	DE	100.00
NC Little Rock 642, LLC	DE	100.00
NC Naperville 623, LLC	DE	100.00
Neckar Investments Limited	GBR	100.00
New Forum Apartments JV Investors, LLC	DE	10.00
New Forum Owner LLC	DE	100.00
New Roots M Trust	DE	100.00
New Roots N Trust	DE	100.00

Neworld.Energy Holdings, LLC	DE	25.00
Neworld.Energy Holdings, LLC	DE	3.00
Neworld.Energy LLC	NV	100.00
Nextgen Re Holdings, LLC	DE	100.00
Nishhen Denshi Limited	GBR	100.00
North American Company for Life and Health Insurance	IA	100.00
North Carolina Solar III, LLC	NC	100.00
Northern Forklift (Scotland) Limited	GBR	100.00
Northrock Financial Services, LLC	DE	100.00
Northrock Partners Holdco, LLC	DE	55.00
NorthRock Partners Intermediate, LLC	DE	55.00
NorthRock Partners Tax Services, LLC	DE	100.00
NorthRock Partners, LLC	DE	100.00
NRX Hockey, LLC	DE	100.00
NRX Holding, LLC	DE	100.00
NZC Guggenheim Fund Limited	CYM	0.00
NZC Guggenheim Fund LLC	DE	0.00
NZC Guggenheim Master Fund Limited	CYM	0.00
NZCG Funding LLC	DE	100.00
NZCG Funding Ltd.	CYM	100.00
Optimus Funding Company, LLC	DE	100.00
Orinoco Funding LLC	DE	0.00
Orpheus Funding LLC	DE	0.00
Orpheus Holdings Limited	CYM	0.00
Orpheus Holdings LLC	DE	0.00
Otter, Inc.	OK	100.00
Parkway Mortgage, Inc.	DE	100.00
Pathfinder Bison Bend, LLC	WY	100.00
Pathfinder Buzzard Bird Ranch, LLC	WY	100.00
Pathfinder Cardwell Access Ranch, LLC	WY	100.00
Pathfinder Cardwell Ranch, LLC	WY	100.00
Pathfinder Dumbell Ranch, LLC	WY	100.00
Pathfinder Land and Ranch Management, LLC	WY	100.00
Pathfinder Miracle Mile Ranch, LLC	WY	100.00
Pathfinder Pathfinder Ranch, LLC	WY	100.00
Pathfinder Perkins Ranch, LLC	WY	100.00
Pathfinder Ranches, LLC	WY	100.00
Pathfinder Renewable Wind Energy, LLC	WY	100.00
Pathfinder Sand Creek, LLC	WY	100.00
Pathfinder Stewart Creek Ranch, LLC	WY	100.00
Pathfinder Sun Ranch, LLC	WY	100.00
Pathfinder Two Iron Ranch, LLC	WY	100.00
Pent House Associates	DE	99.00
Pent House Associates	DE	1.00
Pilar Holdings, LLC	FL	0.00
Pilar Holdings, LLC	FL	0.00
Pilara Lotes II, LLC	DE	100.00
PLIC Holdings, LLC	DE	100.00
PLUS Funding IV, LLC	DE	0.00
PR Holdings Inc.	DE	100.00

Private Tax Services, LLC	DE	100.00
Promenade Funding LLC	DE	0.00
Promenade Funding LLC	DE	33.80
Promenade Funding LLC	DE	12.87
Promenade Funding LLC	DE	47.15
Promenade Holdco LLC	DE	0.00
Promenade MM LLC	DE	100.00
Property Disposition, Inc.	DE	100.00
PTF Trust #1	DE	100.00
PV Project Holdings I, LLC	NC	100.00
PV Project Holdings II, LLC	NC	100.00
PV Project Holdings III, LLC	NC	100.00
PV Project Holdings IV, LLC	NC	100.00
PV Project Holdings V, LLC	NC	100.00
PV Project Lessee V-2015, LLC	DE	0.00
Raeford Farm, LLC	NC	100.00
Red Hill Solar Center, LLC	NC	100.00
Red Toad 1425 A Powatan Road, LLC	NC	100.00
Relationship Funding (Cayman) Ltd.	CYM	100.00
Retail Investors III, LLC	DE	0.00
Ridgefield Funding Company, LLC	DE	100.00
Rio Bravo Wind Capital, LLC	DE	100.00
Rio Bravo Wind Holdings, LLC	DE	100.00
Rio Bravo Wind Renewables, LLC	DE	100.00
Rio Bravo Windpower, LLC	DE	100.00
Rockingham Solar, LLC	NC	100.00
Rosales Funding LLC	DE	17.00
Rosales Funding LLC	DE	76.50
Rosales Funding LLC	DE	19.80
Rosales Funding LLC	DE	0.00
Rosales Holdco LLC	DE	0.00
Rosemount Holdings Ltd	ZZZ	100.00
RSG Hockey, LLC	DE	100.00
Rydex Holdings, LLC	KS	100.00
SAGE Assets, Inc.	DE	100.00
Samarcand Solar Farm, LLC	NC	100.00
Sammons BW, Inc.	DE	100.00
Sammons CAES Holdings, LLC	DE	100.00
Sammons Capital, Inc.	DE	100.00
Sammons Corporation	DE	100.00
Sammons Distribution Holdings, Inc.	DE	100.00
Sammons Energy Storage Holdings LLC	WY	100.00
Sammons Enterprises, Inc.	DE	100.00
Sammons Enterprises, Inc. ESOT	TX
Sammons Equity Alliance, Inc.	DE	100.00
Sammons Financial Group Asset Management, LLC	DE	100.00
Sammons Financial Group Wealth Management Holdings, LLC	DE	100.00
Sammons Financial Group, Inc.	DE	100.00
Sammons Financial Network, LLC	DE	100.00
Sammons Industrial Capital, LLC	DE	100.00

Sammons Industrial, Inc.	DE	100.00
Sammons Infrastructure, Inc.	DE	100.00
Sammons Institutional Group, Inc.	DE	100.00
Sammons Power Development, Inc.	DE	100.00
Sammons Renewable Energy Canada Holdings Inc.	CAN	100.00
Sammons Renewable Energy Holdings, Inc.	DE	100.00
Sammons Securities, Inc.	DE	100.00
Sammons Warehouse Solutions, Inc.	DE	100.00
Sands Point Funding Ltd.	CYM	0.00
Sandy Point Capital Company, LLC	DE	100.00
Saratoga (Cayman), Ltd.	CYM	100.00
Saratoga Springs Capital Company, LLC	DE	100.00
SB Tech Holdings I LLC	DE	0.00
SB Tech Holdings I MM LLC	DE	100.00
SC-CJ Phoenix 1584, LLC	DE	100.00
SC-H Sellersburg 1373, LLC	DE	100.00
SE Sacramento 1224, LLC	DE	100.00
Security Investors, LLC	KS	100.00
Serpentine Hydro Power GP Ltd.	CAN	100.00
Serpentine Hydro Power LP	CAN	99.00
Serpentine Hydro Power LP	CAN	0.01
Seven Sticks CLO Ltd.	CYM	0.00
Seven Sticks, LLC	SC	100.00
SFG Bermuda, LTD	BM	100.00
SFG Cary Investors, LLC	DE	95.00
SFG Cary, LLC	DE	100.00
SFG Fortuna, LLC	DE	100.00
SFG Tenura, LLC	DE	100.00
Shelby Randolph Road Solar I, LLC	NC	100.00
Short Hills Capital Company #1, LLC	CYM	100.00
Short Line Rail Transportation LLC	DE	0.00
Short Line Rail Transportation MM LLC	DE	100.00
SID Solar I, LLC	NC	100.00
Silver Sustainable Solutions Corp.	DE	100.00
Silverstone Alexandria II Owner, LLC	DE	100.00
Silverstone Alexandria II, LP	DE	90.00
Silverstone Bethesda Owner, LLC	DE	100.00
Silverstone Bethesda, LP	DE	85.00
Silverstone Senior Living, LLC	DE	37.33
Silverstone Tysons Owner, LLC	DE	100.00
Silverstone Tysons, LP	DE	85.00
SitePro Rentals, Inc.	DE	100.00
Ski Partners II, LLC	DE	32.75
Ski Partners, LLC	DE	32.74
SLBCA Holding LLC	DE	100.00
Solberg Reinsurance Company	IA	100.00
Solent Forklift Trucks Limited	GBR	100.00
Soo Line Building City Apartments LLC	DE	100.00
SP Land Company, LLC	DE	80.00
SRE Blocker #1, Inc.	DE	100.00

SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.00
SRE Blocker #5, Inc.	DE	100.00
SRE Blocker #6, Inc.	DE	100.00
SRE Blocker #7, Inc.	DE	100.00
SRE Blocker #8, Inc.	DE	100.00
SRE DevCo, Inc.	DE	100.00
SRE Focalpoint Holdings, Inc.	DE	100.00
SRE Focalpoint Member, LLC	DE	100.00
SRE Focalpoint, LLC	DE	99.50
SRE Hydro Canada Corp	CAN	100.00
SRE Hydro Canada General Services Ltd.	CAN	100.00
SRE Hydro Canada-1, LLC	DE	99.50
SRE Hydro DevCo, Inc.	DE	100.00
SRE Midway HoldCo LLC	DE	100.00
SRE Midway LLC	DE	99.50
SRE Midway Member LLC	DE	100.00
SRE NC Solar, LLC	DE	99.50
SRE OpCo, Inc.	DE	100.00
SRE Rio Bravo, LLC	DE	99.50
SRE Solar OpCo, Inc.	DE	100.00
SRE Utility Solar 1, LLC	DE	100.00
SRE Wind OpCo Inc.	DE	100.00
SRK Holdings, LLC	NC	100.00
SSL CCI Funding, LLC	DE	85.00
Stellar Funding, Ltd.	CYM	0.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stone Roots M Trust	DE	100.00
Stone Roots N Trust	DE	100.00
Stonebridge Investors III, LLC	DE	100.00
Sweetgum Solar, LLC	NC	100.00
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.00
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.00
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.00
Sweetwater River Conservancy, LLC	WY	100.00
Sync Storage Solutions, Inc.	DE	100.00
TEK Financial, LLC	DE	99.50
TEK Financial, LLC	DE	0.00
Teton Holdings I LLC	DE	0.00
Teton Holdings II MM LLC	DE	100.00
The Liberty Hampshire Capital Company, LLC	DE	100.00
The Liberty Hampshire Company, LLC	DE	100.00
Thomas Creek Capital Corporation	DE	100.00
Thomas Weisel India Opportunity Fund, L.P.	DE	0.00
TLEXP Ellisville 926, LLC	DE	100.00
TLEXP Overland Park 978, LLC	DE	100.00
TLEXP St. Peters 899, LLC	DE	100.00
Toledo-MNG, LLC	DE	90.57

Toledo-SLS, LLC	DE	90.57
Trail Boss Partners, LLC	DE	100.00
Trainingplus.Com Ltd.	ZZZ	100.00
Transparent Value Private Limited	IND	99.97
Transparent Value, L.L.C.	DE	100.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Ulmus Funding LLC	DE	17.00
Ulmus Funding LLC	DE	76.50
Ulmus Funding LLC	DE	0.00
Ulmus Holdco LLC	DE	0.00
Van Slyke Solar Center, LLC	NC	100.00
VG ECU Holdings LLC	DE	100.00
VG Morrow Park Capital LLC	DE	84.80
VG Morrow Park Capital LLC	DE	15.20
VGH/Dallas LLC	DE	70.00
Village Green Communications LLC	DE	100.00
Village Green Holding LLC	DE	100.00
Village Green Management Company LLC	DE	100.00
Village Green Management Company of Illinois LLC	DE	100.00
Village Green Management Company of North Carolina LLC	DE	100.00
Village Green Management Company of Pennsylvania LLC	DE	100.00
Washington Morgan Capital Company, LLC	DE	100.00
West Coast QSR Acquisitions, LLC	DE	100.00
White Oak Guggenheim Feeder Fund, LLC	DE	29.17
White Oak Guggenheim Feeder Fund, LLC	DE	0.00
White Plains Capital Company, LLC	DE	100.00
Woodbine Legacy Holdings, LLC	DE	93.00
Woodbine Legacy Holdings, LLC	DE	7.00
Woodbine Legacy Investment Partners, LP	DE	45.70
Woodbine Legacy Pref Partners, LP	DE	42.10
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
York Road Solar I, LLC	NC	100.00
ZV Solar 3, LLC	NC	100.00
Item 30. Indemnification
Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.
Item 31b. Principal Underwriters
The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway West Des Moines, IA 50266	President
Holley Taylor 8300 Mills Civic Parkway West Des Moines, IA 50266	Chief Compliance Officer—Broker Dealer
Arlen Dykhuis 8300 Mills Civic Parkway West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 8300 Mills Civic Parkway West Des Moines, IA 50266	Corporate Secretary
Item 31c. Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$18,325,271	$0	$0	$3,724,566

*    Represents commissions paid on the LiveWell Variable Annuity, LiveWell Dynamic Annuity, and the Legacy Variable Annuity.
**    Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract, LiveWell Dynamic Annuity contract, and the Legacy Variable Annuity contract under Separate Account C.
Item 33. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation
Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation
Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this nineteenth day of April, 2024.

MIDLAND NATIONAL LIFE SEPARATE
ACCOUNT C (REGISTRANT)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board

MIDLAND NATIONAL LIFE
INSURANCE COMPANY (DEPOSITOR)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/S/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors & Chief Executive Officer (Principal Executive Officer)

/S/ * DAVID C. ATTAWAY	Senior Vice President, Chief Financial Officer & Treasurer (Principal Financial & Accounting Officer)

/S/ * DARRON K. ASH	Director

/S/ * WILLARD BUNN, III	Director

/S/ * JAMES RODERICK CLARK	Director

/S/ * THOMAS J. CORCORAN	Director

/S/ * SUSAN T. DEAKINS	Director

/S/ * GEORGE A. FISK	Director

/S/ * WILLIAM D. HEINZ	Director

/S/ * WILLIAM L. LOWE	Director

/S/ * MICHAEL M. MASTERSON	Director

/S/ * ROBERT R. TEKOLSTE	Director

*BY:	/s/ Brett Agnew	Date: April 19, 2024
Brett Agnew
Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Item	Exhibit

27(h)(62)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc.

27(k)(1)	Opinion and Consent of Counsel

27(l)(2)	Consent of Independent Registered Public Accounting Firm

1